                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Name of Fund: Western Asset Funds, Inc.

Fund Address: 100 Light Street
              Baltimore, MD 21202

Name and address of agent for service:
       James W. Hirschmann III, President, Western Asset Funds, Inc. 100 Light Street
       Baltimore, MD 21202

Registrant's telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003

           ---------------------------------------------------------
                           Western Asset Funds, Inc.

                   Western Asset Intermediate Bond Portfolio
                       Western Asset Core Bond Portfolio
                    Western Asset Core Plus Bond Portfolio
              Western Asset Inflation Indexed Plus Bond Portfolio
                      Western Asset High Yield Portfolio
               Western Asset Non-U.S. Opportunity Bond Portfolio

                      Semi-Annual Report to Shareholders

                              September 30, 2003

           ---------------------------------------------------------

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

Average Annual Total Returns
 The average annual total returns for various periods ended September 30, 2003, are:

                                                                          Since
                                      1 Year  3 Years 5 Years 10 Years Inception/A/
-----------------------------------------------------------------------------------
Intermediate Bond Portfolio
 Institutional Class                   +8.40%  +9.12%  +6.98%      --     +7.65%
Lehman Intermediate
 Government/Credit Bond Index/B/       +6.02%  +8.97%  +6.70%      --     +7.47%
-----------------------------------------------------------------------------------
Core Bond Portfolio
 Institutional Class                   +9.60%  +9.92%  +7.24%   +7.34%    +9.04%
 Financial Intermediary Class          +9.22%  +9.57%     --       --     +8.59%
Lehman Aggregate Bond Index/C/         +5.41%  +8.94%  +6.63%   +6.92%    +8.28%
-----------------------------------------------------------------------------------
Core Plus Bond Portfolio
 Institutional Class                  +12.20% +10.60%  +7.62%      --     +7.82%
 Financial Intermediary Class         +12.02%     --      --       --     +9.13%
Lehman Aggregate Bond Index/C/         +5.41%  +8.94%  +6.63%      --     +7.13%
-----------------------------------------------------------------------------------
Inflation Indexed Plus Bond Portfolio
 Institutional Class                   +6.92%     --      --       --     +9.99%
Lehman U.S. Treasury Inflation
 Notes Index/D/                        +7.23%     --      --       --    +10.34%
-----------------------------------------------------------------------------------
High Yield Portfolio
 Institutional Class                  +26.52%     --      --       --     +9.42%
Lehman U.S. Corporate High
 Yield Index/E/                       +29.98%     --      --       --    +12.69%
-----------------------------------------------------------------------------------
Non-U.S. Opportunity Bond Portfolio
 Institutional Class                  +10.83% +12.54%  +7.49%      --     +8.03%
Citigroup World Gov't ex-U.S. Bond
 Index (Hedged)/F/                     +3.44%  +6.19%  +5.55%      --     +6.30%
-----------------------------------------------------------------------------------


   -----
  /A/Institutional Class inception dates are: Intermediate - July 1, 1994; Core
     - September 4, 1990; Core Plus - July 8, 1998; Inflation Indexed - March 1, 2001; High Yield - September 28, 2001; Non-U.S. - July 15, 1998.
     Financial Intermediary Class inception dates are: Core - July 21, 1999; Core Plus - January 7, 2002. Index return since inception for Non-U.S. is calculated from June 30, 1998, through September 30, 2003.
  /B/An index based on all publicly issued intermediate government and corporate debt securities with an average maturity of 4 to 5 years.
  /C/A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity.
  /D/An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities.
  /E/A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission.
  /F/An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification.

Semi-Annual Report to Shareholders

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio


                                                       % OF           MATURITY
                                                    NET ASSETS  RATE    DATE     PAR          VALUE
                                                    ---------------------------------------------------
Long-Term Securities                                  94.9%

Corporate Bonds and Notes                             38.0%

  Aerospace/Defense                                    0.7%
    Raytheon Company                                           6.000% 12/15/10 $    130    $     141
    Systems 2001 Asset Trust                                   6.664% 9/15/13     1,918        2,148/A/
    United Technologies Corporation                            6.350%  3/1/11     1,280        1,452
                                                                                           ---------
                                                                                               3,741
                                                                                           ---------
  Air Freight                                          0.1%
    FedEx Corp.                                                9.650% 6/15/12       385          519
                                                                                           ---------

  Automotive                                           0.3%
    General Motors Corporation                                 7.125% 7/15/13     1,730        1,815/B/
                                                                                           ---------

  Banking and Finance                                  3.1%
    Boeing Capital Corporation                                 6.350% 11/15/07    1,530        1,689
    Ford Motor Credit Company                                  7.375%  2/1/11     4,500        4,733
    Ford Motor Credit Company                                  7.000% 10/1/13       330          332
    General Motors Acceptance Corporation                      7.750% 1/19/10     1,500        1,651
    Household Finance Corporation                              6.375% 10/15/11    3,120        3,469
    Household Finance Corporation                              7.000% 5/15/12     1,170        1,350
    National Rural Utilities Cooperative Finance
     Corporation                                               7.250%  3/1/12     1,500        1,759
    National Westminster Bancorp Inc.                          9.375% 11/15/03      290          293
    The Bear Stearns Companies Inc.                            5.700% 11/15/14      500          533
    Wachovia Corporation                                       3.500% 8/15/08     1,900        1,910/B/
                                                                                           ---------
                                                                                              17,719
                                                                                           ---------
  Banks                                                2.6%
    Bank of America Corporation                                5.250%  2/1/07     1,100        1,193
    Bank of America Corporation                                7.800% 2/15/10     2,270        2,727
    Bank of America Corporation                                4.875% 9/15/12       360          367
    Bank One Corporation                                       6.000%  8/1/08     2,370        2,642
    BankBoston NA                                              6.375% 3/25/08     1,270        1,431
    Bayerische Landesbank Girozentrale NY                      5.650%  2/1/09       360          399
    HBOS Treasury Services plc                                 3.750% 9/30/08     1,350        1,372/A/
    The Korea Development Bank                                 5.750% 9/10/13     2,770        2,927
    Wells Fargo Bank NA, San Francisco                         6.450%  2/1/11     1,690        1,926
                                                                                           ---------
                                                                                              14,984
                                                                                           ---------

                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE    PAR     VALUE
                                                   --------------------------------------------
Corporate Bonds and Notes--Continued

  Cable                                               0.7%
    TCI Communications, Inc.                                  8.000%  8/1/05  $  220 $   242
    TCI Communications, Inc.                                  7.610% 10/4/05   2,460   2,688
    Tele-Communications, Inc.                                 9.800%  2/1/12     740     977
                                                                                     -------
                                                                                       3,907
                                                                                     -------
  Computer Services and Systems                       0.4%
    International Business Machines Corporation               4.750% 11/29/12  2,400   2,459
                                                                                     -------

  Diversified Financial Services                      2.4%
    CIT Group Inc.                                            1.400% 2/14/05     190     190/C/
    CIT Group Inc.                                            4.000%  5/8/08   1,410   1,440
    Citigroup Inc.                                            6.500% 1/18/11   2,500   2,856/B/
    Citigroup Inc.                                            6.000% 2/21/12     300     332
    General Electric Capital Corporation                      6.125% 2/22/11   2,630   2,920
    General Electric Capital Corporation                      5.450% 1/15/13     500     525
    U.S. Bancorp                                              3.125% 3/15/08   1,500   1,498
    Washington Mutual, Inc.                                   4.375% 1/15/08   2,350   2,437
    Wells Fargo & Company                                     5.000% 11/15/14  1,310   1,330
                                                                                     -------
                                                                                      13,528
                                                                                     -------
  Drug and Grocery Store Chains                       0.2%
    The Kroger Co.                                            6.200% 6/15/12   1,090   1,192
                                                                                     -------

  Electric                                            2.4%
    Dominion Resources, Inc.                                  5.700% 9/17/12     350     372
    FirstEnergy Corp.                                         6.450% 11/15/11  2,320   2,421
    General Electric Company                                  5.000%  2/1/13   3,790   3,885
    Niagara Mohawk Power Corporation                          8.875% 5/15/07   2,100   2,505
    Niagara Mohawk Power Corporation                          7.750% 10/1/08   2,150   2,525
    Virginia Electric and Power Company                       4.750%  3/1/13   2,000   2,002
                                                                                     -------
                                                                                      13,710
                                                                                     -------
  Energy                                              1.9%
    American Electric Power Company, Inc.                     6.125% 5/15/06   1,830   1,981
    Duke Energy Corporation                                   6.250% 1/15/12   1,330   1,447
    Exelon Corporation                                        6.750%  5/1/11   2,200   2,489
    MidAmerican Energy Holdings Company                       5.875% 10/1/12   1,020   1,079
    PECO Energy Company                                       5.950% 11/1/11     325     356
    Progress Energy, Inc.                                     5.850% 10/30/08  1,250   1,356
    Progress Energy, Inc.                                     7.100%  3/1/11   1,650   1,862
                                                                                     -------
                                                                                      10,570
                                                                                     -------

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio--Continued


                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE     PAR       VALUE
                                            ------------------------------------------------
Corporate Bonds and Notes--Continued

  Environmental Services                       0.7%
    Waste Management, Inc.                             6.375% 12/1/03  $    600 $     604
    Waste Management, Inc.                             7.000% 10/15/06    2,700     3,024
    Waste Management, Inc.                             6.375% 11/15/12      200       221/B/
                                                                                ---------
                                                                                    3,849
                                                                                ---------
  Food, Beverage and Tobacco                   3.6%
    Altria Group, Inc.                                 7.000% 7/15/05     2,000     2,094
    Altria Group, Inc.                                 6.375%  2/1/06     1,810     1,897
    Anheuser-Busch Companies, Inc.                     4.625%  2/1/15     1,350     1,361
    Campbell Soup Company                              5.000% 12/3/12     1,500     1,563
    Kellogg Company                                    6.600%  4/1/11     2,760     3,152
    Nabisco Incorporated                               7.050% 7/15/07     3,500     3,963
    Pepsi Bottling Holdings Inc.                       5.625% 2/17/09     2,441     2,702/A/
    R.J. Reynolds Tobacco Holdings, Inc.               6.500%  6/1/07     1,833     1,723/B/
    Sara Lee Corporation                               2.750% 6/15/08     2,050     2,027
                                                                                ---------
                                                                                   20,482
                                                                                ---------
  Gas and Pipeline Utilities                   0.8%
    Panhandle Eastern Pipeline Company                 4.800% 8/15/08       315       325/A/
    The Williams Companies, Inc.                       8.125% 3/15/12     3,800     3,952
                                                                                ---------
                                                                                    4,277
                                                                                ---------
  Insurance                                    0.4%
    Ace INA Holdings Inc.                              8.200% 8/15/04     1,090     1,149
    Loews Corporation                                  3.125% 9/15/07     1,240     1,143/D/
                                                                                ---------
                                                                                    2,292
                                                                                ---------
  Investment Banking/Brokerage                 3.8%
    Credit Suisse First Boston USA                     6.125% 11/15/11    2,220     2,432
    J.P. Morgan & Co. Incorporated                     6.773% 2/15/12     2,190     2,296/C/
    Lehman Brothers Holdings Inc.                      8.250% 6/15/07     1,500     1,774
    Lehman Brothers Holdings Inc.                      7.000%  2/1/08       495       566
    Lehman Brothers Inc.                               6.500% 4/15/08     3,120     3,494
    Merrill Lynch & Co., Inc.                          3.375% 9/14/07     3,130     3,171
    Morgan Stanley                                     5.300%  3/1/13       410       424
    Morgan Stanley Dean Witter & Co.                   6.750% 4/15/11     1,465     1,674
    Salomon Smith Barney Holdings Inc.                 6.250% 1/15/05     2,150     2,281
    The Bear Stearns Companies Inc.                    2.875%  7/2/08     1,380     1,346
    The Goldman Sachs Group, Inc.                      4.125% 1/15/08       250       258
    The Goldman Sachs Group, Inc.                      4.750% 7/15/13     1,570     1,554
                                                                                ---------
                                                                                   21,270
                                                                                ---------

                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE     PAR       VALUE
                                          ------------------------------------------------
Corporate Bonds and Notes--Continued

  Investment Management                      0.6%
    Dryden Investor Trust                            7.157% 7/23/08  $  3,060 $   3,299/A/
                                                                              ---------

  Machinery                                  0.2%
    Caterpillar Inc.                                 7.250% 9/15/09       900     1,074/B/
                                                                              ---------

  Media                                      2.4%
    AOL Time Warner Inc.                             6.750% 4/15/11       200       223
    Cox Enterprises, Inc.                            8.000% 2/15/07     1,150     1,325/A/
    Liberty Media Corporation                        2.640% 9/17/06     3,695     3,676/C/
    News America Holdings Incorporated               7.430% 10/1/26     3,120     3,584
    Time Warner Inc.                                 6.875% 6/15/18       500       555
    Turner Broadcasting System, Inc.                 8.375%  7/1/13     2,740     3,339
    Viacom Inc.                                      5.625% 8/15/12       730       786/B/
                                                                              ---------
                                                                                 13,488
                                                                              ---------
  Oil and Gas                                2.6%
    Anadarko Petroleum Corporation                   5.375%  3/1/07     2,790     3,027
    Apache Corporation                               6.250% 4/15/12     2,280     2,584
    ConocoPhillips                                   8.750% 5/25/10     2,300     2,921
    Occidental Petroleum Corporation                 5.875% 1/15/07     1,920     2,114
    Sonat Inc.                                       7.625% 7/15/11     4,880     4,026
                                                                              ---------
                                                                                 14,672
                                                                              ---------
  Paper and Forest Products                  1.1%
    MeadWestvaco Corporation                         6.850%  4/1/12     2,063     2,324
    Willamette Industries, Inc.                      7.125% 7/22/13     3,400     3,810
                                                                              ---------
                                                                                  6,134
                                                                              ---------
  Pharmaceuticals                            0.2%
    Bristol-Myers Squibb Company                     5.750% 10/1/11     1,200     1,305
                                                                              ---------

  Retail                                     0.4%
    Target Corporation                               5.875%  3/1/12     1,320     1,456/B/
    Wal-Mart Stores, Inc.                            4.550%  5/1/13       850       859
                                                                              ---------
                                                                                  2,315
                                                                              ---------
  Special Purpose                            4.2%
    BAE Systems Holdings Inc.                        6.400% 12/15/11    1,450     1,591/A/
    DaimlerChrysler NA Holding Corp.                 7.300% 1/15/12     2,170     2,424
    Devon Financing Corporation ULC                  6.875% 9/30/11       500       574
    H.J. Heinz Finance Company                       6.000% 3/15/12       460       508
    Meridian Funding Company LLC                     1.495% 6/22/11     3,680     3,680/C/

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio--Continued


                                                          % OF           MATURITY
                                                       NET ASSETS  RATE    DATE     PAR       VALUE
                                                       ------------------------------------------------
Corporate Bonds and Notes--Continued

  Special Purpose--Continued
    Qwest Capital Funding, Inc.                                   5.875%  8/3/04  $  2,200 $   2,178
    Qwest Capital Funding, Inc.                                   7.250% 2/15/11       545       485
    Sprint Capital Corporation                                    8.375% 3/15/12     3,190     3,763/B/
    Unilever Capital Corporation                                  7.125% 11/1/10     1,980     2,346
    Verizon Global Funding Corp.                                  6.875% 6/15/12     5,500     6,274
                                                                                           ---------
                                                                                              23,823
                                                                                           ---------
  Telecommunications                                      0.3%
    Pacific Bell                                                  6.125% 2/15/08     1,800     1,996/B/
                                                                                           ---------

  Telecommunications (Cellular/Wireless)                  0.3%
    AT&T Wireless Services Inc.                                   8.125%  5/1/12     1,304     1,548
                                                                                           ---------

  Transportation                                          1.6%
    CSX Corporation                                               6.750% 3/15/11     1,375     1,574
    Delta Air Lines, Inc.                                         6.619% 3/18/11     1,873     1,845
    Delta Air Lines, Inc.                                         6.718%  1/2/23     2,716     2,911
    The Hertz Corporation                                         1.660% 8/13/04     2,500     2,485/C/
    Union Pacific Corporation                                     7.250% 11/1/08       250       291
                                                                                           ---------
                                                                                               9,106
                                                                                           ---------
Total Corporate Bonds and Notes
   (Identified Cost--$204,608)                                                               215,074
-------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                  13.6%

  Fixed Rate Securities                                   6.4%
    ARG Funding Corp. 1999-1A                                     6.020% 5/20/05     3,760     3,820/A/
    Asset Backed Funding Certificates 2002-WF2                    2.858% 5/25/32     1,726     1,750
    Chevy Chase 1997-A                                            7.650% 12/20/07      114       117
    Chevy Chase Home Loan Trust 1996-1                            7.150% 5/15/15       108       110
    Conseco Finance Securitizations Corp. 2001-1                  6.990%  7/1/32     2,600     2,361
    Fleetwood Credit Corp. Grantor Trust 1994-B                   6.750% 3/15/10       580       580
    Ford Credit Auto Owner Trust 2002-B                           4.140% 12/15/05    5,259     5,341
    Green Tree Financial Corporation 1994-6                       8.900% 1/15/20     3,800     4,125
    Green Tree Recreational, Equipment and Consumer
     Trust 1998-C                                                 6.700% 2/15/14     7,000     7,133
    Guaranteed Export Certificates 1995-B                         6.130% 6/15/04       235       243
    Lehman FHA Title I Loan Trust 1996-3                          7.710% 8/25/17       137       137
    Mego Mortgage Home Loan Trust 1996-2                          7.275% 8/25/17       106       106
    Merrill Lynch Mortgage Investors, Inc. 1990-F                 9.650% 9/15/10       498       498
    PECO Energy Transition Trust 2001-A                           6.520% 12/31/10    3,750     4,311

                                                             % OF           MATURITY
                                                          NET ASSETS  RATE    DATE     PAR        VALUE
                                                          -------------------------------------------------
Asset-Backed Securities--Continued

  Fixed Rate Securities--Continued
    PSC Grantor Trust 1998-1                                         6.290%  6/8/05  $     65 $      66/A/
    WFS Financial Owner Trust 2002-2                                 3.810% 2/20/07     5,600     5,695
                                                                                              ---------
                                                                                                 36,393
                                                                                              ---------
  Indexed Securities/C/                                      6.8%
    AFC Home Equity Loan Trust 2003-3                                1.470% 10/25/30    4,508     4,498/A/
    AmeriCredit Automobile Receivables Trust 2003-BX                 1.310% 11/6/06     5,100     5,100
    Amresco Residential Securities Mortgage Loan Trust
     1998-2                                                          1.670% 6/25/28       832       825
    Capital One Auto Finance Trust 2003-A                            1.280% 10/15/07    5,500     5,512
    CNH Equipment Trust 2003-A                                       1.300% 7/16/07     5,500     5,498
    IndyMac Home Equity Loan Asset-backed Trust 2001-A               1.380% 3/25/31     3,136     3,135
    Mesa Global Issuance Company Home Loan
     Asset-Backed Notes 2002-1                                       1.470% 2/18/33     1,625     1,625/A/
    MMCA Automobile Trust 2002-1                                     1.400% 1/15/10     1,600     1,591
    MSDWCC HELOC Trust 2003-1                                        1.390% 11/25/15    5,253     5,244
    Sovereign Dealer Floor Plan Master LLC 2000-1A                   1.370% 10/15/07    5,500     5,511/A/
                                                                                              ---------
                                                                                                 38,539
                                                                                              ---------

  Stripped Securities                                        0.4%
    ACA CDS 2002-1, Ltd.                                             5.484% 7/15/08     7,600     1,064/E1/
    Oakwood Mortgage Investors Inc. 2001-C                           6.000% 5/15/08     5,827     1,017/E1/
                                                                                              ---------
                                                                                                  2,081
                                                                                              ---------
Total Asset-Backed Securities
   (Identified Cost--$76,943)                                                                    77,013
-----------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                   5.0%

  Fixed Rate Securities                                      2.6%
    Asset Securitization Corporation 1996-D2                         6.920% 2/14/29       878       943
    Asset Securitization Corporation 1996-MD6                        6.720% 11/13/29       84        84
    Countrywide Home Loans 2003-49                                   3.696% 12/19/33    1,000     1,002
    GMAC Commercial Mortgage Securities, Inc. 1998-C1                6.700% 5/15/30     1,000     1,131
    GMAC Commercial Mortgage Securities, Inc. 1998-C2                6.150% 5/15/35     2,392     2,533
    Merrill Lynch Mortgage Investors, Inc. 1998-C1                   6.310% 11/15/26      871       910
    Morgan Stanley Capital I 1995-GAL1                               7.950% 8/15/27     2,650     2,911/A/
    Nomura Asset Securities Corporation 1996-MD5                     7.120% 4/13/39     1,500     1,661
    Ocwen Residential MBS Corporation 1998-R1                        7.000% 10/25/40    1,219     1,274/A/
    Wells Fargo Mortgage-Backed Securities Trust 2002-18             5.500% 12/25/32    2,067     2,100
                                                                                              ---------
                                                                                                 14,549
                                                                                              ---------

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio--Continued


                                                              % OF           MATURITY
                                                           NET ASSETS  RATE    DATE     PAR         VALUE
                                                           ---------------------------------------------------
Mortgage-Backed Securities--Continued

  Indexed Securities/C/                                       2.4%
    CS First Boston Mortgage Securities Corp. 2003-TFL1               1.390% 4/15/13  $  5,420 $   5,420/A/
    Impac CMB Trust 2001-3                                            1.490% 10/25/31    4,177     4,178
    Impac CMB Trust 2002-5                                            1.490% 7/25/32     4,247     4,250
                                                                                               ---------
                                                                                                  13,848
                                                                                               ---------
  Stripped Securities                                         N.M.
    FFCA Secured Lending Corporation 1997-1                           0.634% 2/18/22     4,640        74/A,E1/
                                                                                               ---------

  Variable Rate Securities/F/                                 N.M.
    Housing Securities Inc. 1995-RP1                                  1.670% 11/25/26      106       105/A/
    Securitized Asset Sales, Inc. 1994-4                              4.228% 8/25/33        11        11
                                                                                               ---------
                                                                                                     116
                                                                                               ---------
Total Mortgage-Backed Securities
   (Identified Cost--$28,646)                                                                     28,587
--------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                       18.8%

  Fixed Rate Securities                                      10.9%
    Fannie Mae                                                        5.500%  5/2/06     3,900     4,222
    Fannie Mae                                                        6.000% 1/18/12     9,420     9,840
    Fannie Mae                                                        6.125% 3/15/12     3,160     3,590
    Fannie Mae                                                        4.375% 3/15/13     3,540     3,551/B/
    Fannie Mae                                                        4.625%  5/1/13     1,300     1,292
    Freddie Mac                                                       6.250% 8/13/04       250       261
    Freddie Mac                                                       5.800% 3/30/09       600       674
    Freddie Mac                                                       5.250% 11/5/12     7,660     7,837/B/
    Freddie Mac                                                       4.500% 1/15/13     2,450     2,478/B/
    Overseas Private Investment Corporation                           7.740% 8/15/07     3,000     3,290
    Tennessee Valley Authority                                        5.375% 11/13/08    6,320     6,959
    United States Treasury Notes                                      2.375% 8/15/06     3,750     3,802/B/
    United States Treasury Notes                                      4.375% 5/15/07       980     1,052/B/
    United States Treasury Notes                                      6.625% 5/15/07     2,290     2,638/B/
    United States Treasury Notes                                      3.000% 2/15/08     3,860     3,927/B/
    United States Treasury Notes                                      3.250% 8/15/08     2,750     2,807/B/
    United States Treasury Notes                                      4.000% 11/15/12    1,205     1,219/B/
    United States Treasury Notes                                      4.250% 8/15/13     2,035     2,086
                                                                                               ---------
                                                                                                  61,525
                                                                                               ---------

                                                     % OF
                                                  NET ASSETS  RATE     MATURITY DATE      PAR        VALUE
                                                  ------------------------------------------------------------
U.S. Government and Agency Obligations--Continued

  Indexed Securities/G/                              7.1%
    United States Treasury Inflation-Protected
     Security                                                3.000%       7/15/12       $ 29,057 $  31,826
    United States Treasury Inflation-Protected
     Security                                                3.625%       4/15/28          7,083     8,536/B/
                                                                                                 ---------
                                                                                                    40,362
                                                                                                 ---------
  Stripped Securities                                0.8%
    United States Treasury Bonds                             0.000%       2/15/23         12,470     4,467/E2/
    United States Treasury Bonds                             0.000%      11/15/27            170        47/E2/
                                                                                                 ---------
                                                                                                     4,514
                                                                                                 ---------
Total U.S. Government and Agency
   Obligations (Identified Cost--$102,843)                                                         106,401
--------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities                                         13.3%

  Fixed Rate Securities                             13.3%
    Fannie Mae                                               7.000%  4/1/08 to 7/1/28      5,489     5,823
    Fannie Mae                                               7.250%       1/15/10            200       240
    Fannie Mae                                               6.000%  7/1/13 to 6/1/28        423       439
    Fannie Mae                                               6.500%  6/1/14 to 8/1/29      1,547     1,618
    Fannie Mae                                               8.000%       9/1/15             236       253
    Fannie Mae                                               9.500%       4/1/21             138       153
    Fannie Mae                                               5.000%  7/1/33 to 8/1/33      8,695     8,702
    Freddie Mac                                              8.500%       7/1/06               5         5
    Freddie Mac                                              6.500%  6/1/13 to 11/1/15       207       217
    Freddie Mac                                              7.500%       4/1/17              32        35
    Freddie Mac                                              9.300%       4/15/19            194       195
    Freddie Mac                                              6.000%      12/15/28          2,723     2,788
    Freddie Mac                                              7.500%       10/1/33         12,500    13,359/H/
    Freddie Mac                                              5.000%      10/25/33         33,960    33,950/H/
    Government National Mortgage Association                 9.500%       9/15/05             31        33
    Government National Mortgage Association                 9.000%       6/15/06             64        68
    Government National Mortgage Association                 7.000% 2/15/28 to 12/15/28      192       204
    Government National Mortgage Association                 5.000%       10/1/33          2,700     2,705/H/
    Government National Mortgage Association                 7.000%       10/1/33          4,000     4,249/H/
                                                                                                 ---------
                                                                                                    75,036
                                                                                                 ---------

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio--Continued


                                             % OF              MATURITY
                                          NET ASSETS   RATE      DATE     PAR        VALUE
                                          ----------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities--Continued

  Stripped Securities                        N.M.
    Fannie Mae                                         0.000%  5/25/22  $     36 $      30/E2/
    Freddie Mac                                       10.000%   3/1/21        30         8/E1/
                                                                                 ---------
                                                                                        38
                                                                                 ---------
  Variable Rate Securities/F/                N.M.
    Fannie Mae                                         3.738%   3/1/18        61        62
    Freddie Mac                                        4.081%   1/1/19        25        25
                                                                                 ---------
                                                                                        87
                                                                                 ---------
Total U.S. Government Agency Mortgage-
   Backed Securities (Identified Cost--$73,821)                                     75,161
----------------------------------------------------------------------------------------------
Yankee Bonds/I/                              6.0%

  Banks                                      0.6%
    Royal Bank of Scotland Group plc                   9.118%  3/31/49     2,900     3,663
    The Korea Development Bank                         4.250%  11/13/07       60        62/B/
                                                                                 ---------
                                                                                     3,725
                                                                                 ---------

  Diversified Financial Services             0.5%
    Pemex Finance LTD.                                 7.800%  2/15/13     2,400     2,739
                                                                                 ---------

  Foreign Governments                        1.9%
    Quebec Province                                    6.125%  1/22/11     3,800     4,304
    United Mexican States                              8.375%  1/14/11     1,400     1,666
    United Mexican States                             11.500%  5/15/26     3,180     4,662
                                                                                 ---------
                                                                                    10,632
                                                                                 ---------

  Insurance                                  0.1%
    XL Capital plc                                     6.500%  1/15/12       700       782
                                                                                 ---------

  Manufacturing (Diversified)                0.8%
    Tyco International Group SA                        5.875%  11/1/04     1,000     1,025/B/
    Tyco International Group SA                        5.800%   8/1/06     3,030     3,144
    Tyco International Group SA                        7.000%  6/15/28        60        59
    Tyco International Group SA                        6.875%  1/15/29       120       119
                                                                                 ---------
                                                                                     4,347
                                                                                 ---------

  Oil and Gas                                0.2%
    Anderson Exploration Ltd.                          6.750%  3/15/11     1,250     1,424
                                                                                 ---------

                                                          % OF            MATURITY
                                                       NET ASSETS  RATE     DATE       PAR         VALUE
                                                       -----------------------------------------------------
Yankee Bonds--Continued

  Special Purpose                                         1.3%
    Deutsche Telekom International Finance BV                      8.500% 6/15/10  $ 1,300     $  1,590
    Diageo Capital Plc                                             3.375% 3/20/08    2,090        2,107
    General Motors Nova Scotia Finance Company                     6.850% 10/15/08   1,350        1,453
    PDVSA Finance Ltd.                                             8.500% 11/16/12     880          779
    Petrozuata Finance, Inc.                                       8.220%  4/1/17    1,440        1,231/A/
                                                                                               --------
                                                                                                  7,160
                                                                                               --------
  Telecommunications                                      0.6%
    British Telecommunications plc                                 8.375% 12/15/10   1,330        1,636
    France Telecom SA                                              9.000%  3/1/11    1,340        1,637
                                                                                               --------
                                                                                                  3,273
                                                                                               --------
Total Yankee Bonds
   (Identified Cost--$31,080)                                                                    34,082
------------------------------------------------------------------------------------------------------------
Preferred Stocks                                          0.2%

    Home Ownership Funding Corporation                            13.331%                1 shs      321/A,J/
    Home Ownership Funding Corporation II                         13.338%                2          961/A,J/
                                                                                               --------
Total Preferred Stocks (Identified Cost--$1,942)                                                  1,282
                                                                                               --------
Total Long-Term Securities
   (Identified Cost--$519,882)                                                                  537,600
------------------------------------------------------------------------------------------------------------
Investment of Proceeds From Securities Lending            7.9%

    State Street Navigator Securities Lending Prime
     Portfolio                                                                      44,686       44,686
                                                                                               --------
Total Investment of Proceeds From Securities
   Lending (Identified Cost--$44,686)                                                            44,686
------------------------------------------------------------------------------------------------------------
Short-Term Securities                                    13.2%

  U.S. Government and Agency Obligations                  0.6%
    Fannie Mae                                                     0.000% 10/22/03 $ 3,400        3,397/K,L/
                                                                                               --------

  Commercial Paper                                        0.1%
    Kraft Foods Incorporated                                       1.940% 2/26/04      270          270
                                                                                               --------

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio--Continued


                                                                                     % OF
                                                                                  NET ASSETS   PAR      VALUE
                                                                                  ------------------------------
Short-Term Securities--Continued

  Repurchase Agreements                                                              12.5%
    Goldman, Sachs & Company
     1.08%, dated 9/30/03, to be repurchased at $42,501 on 10/1/03
     (Collateral: $43,460 Fannie Mae zero coupon notes, due 12/3/03, value
     $43,384)                                                                                $ 42,500 $  42,500
    Merrill Lynch Government Securities, Inc.
     1.1%, dated 9/30/03, to be repurchased at $28,335 on 10/1/03 (Collateral:
     $25,775 Fannie Mae bonds, 5.75%, due 2/15/08, value $29,090)                              28,334    28,334
                                                                                                      ---------
                                                                                                         70,834
                                                                                                      ---------
Total Short-Term Securities (Identified Cost--$74,501)                                                   74,501
----------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$639,070)                                        116.0%             656,787
Receivable for Securities Sold                                                         3.5%              19,715
Payable for Securities Purchased                                                     (12.5)%            (70,782)
Obligation to Return Collateral for Securities Loaned                                 (7.9)%            (44,686)
Other Assets Less Liabilities                                                          0.9%               5,314
                                                                                                      ---------

Net assets consist of:
Accumulated paid-in capital applicable to
  51,982 Institutional Class shares outstanding                                              $543,872
Under/(Over) distributed net investment income                                                     46
Accumulated net realized gain/(loss) on investments, options, futures and swaps                 3,548
Unrealized appreciation/(depreciation) of investments, options, futures and
 swaps                                                                                         18,882
                                                                                             --------

Net assets                                                                          100.0%            $ 566,348
                                                                                                      =========

Net asset value per share:
  Institutional Class                                                                                    $10.89
                                                                                                         ======

                                                                             ACTUAL    APPRECIATION/
                                                               EXPIRATION   CONTRACTS  (DEPRECIATION)
                                                             ----------------------------------------
  Futures Contracts Purchased/M/
    Eurodollar Futures                                       December 2003         196     $  500
    U.S. Treasury Note Futures                               December 2003         574      1,406
                                                                                           ------
                                                                                           $1,906
                                                                                           ======
  Futures Contracts Written/M/
    U.S. Treasury Note Futures                               December 2003          97     $ (440)
                                                                                           ======

  Options Written/M/
    Deutsche Bank Swaption Put, Strike Price $100.00         August 2004     4,100,000     $  109
    Deutsche Bank Swaption Put, Strike Price $100.00         September 2004 13,400,000         85
    U.S. Treasury Note Futures Call, Strike Price $113.00    December 2003         133       (198)
    U.S. Treasury Note Futures Call, Strike Price $114.00    December 2003         121       (143)
    U.S. Treasury Note Futures Call, Strike Price $115.00    December 2003         214       (122)
    U.S. Treasury Note Futures Call, Strike Price $116.00    December 2003         140        (31)
    U.S. Treasury Note Futures Put, Strike Price $109.00     December 2003         446        431
                                                                                           ------
                                                                                           $  131
                                                                                           ======

-----------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.3% of net assets.
/B/All or a portion of these securities is on loan. See Note 4 to financial statements.
/C/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the Consumer Price Index ("CPI"). The coupon rates are the rates as of September 30, 2003.
/D/Convertible bond - Bond may be converted into the issuer's common stock. /E/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/F/The coupon rates shown on variable rate securities are the rates at September 30, 2003. These rates vary with the weighted average coupon of the underlying loans.
/G/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/H/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/I/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/J/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/K/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/L/Collateral to cover futures contracts.
/M/Options and futures are described in more detail in the notes to financial statements.
N.M.--Notmeaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset Core Bond Portfolio


                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE      PAR         VALUE
                                             -----------------------------------------------------
Long-Term Securities                           93.8%

Corporate Bonds and Notes                      20.5%

  Aerospace/Defense                             0.2%
    Lockheed Martin Corporation                         8.500% 12/1/29  $     480 $       642
    Systems 2001 Asset Trust                            6.664% 9/15/13      3,374       3,779/A/
                                                                                  -----------
                                                                                        4,421
                                                                                  -----------
  Automotive                                    0.1%
    Ford Motor Company                                  7.450% 7/16/31      1,520       1,402
    General Motors Corporation                          7.125% 7/15/13        100         105/B/
                                                                                  -----------
                                                                                        1,507
                                                                                  -----------
  Banking and Finance                           2.7%
    Abbey National Capital Trust I                      8.814% 12/29/49     1,350       1,848
    Bank One Capital III                                8.750%  9/1/30      4,000       5,303
    Beneficial Corporation                              6.750% 7/20/04        200         207
    Boeing Capital Corporation                          7.375% 9/27/10      3,240       3,766
    Ford Motor Credit Company                           6.875%  2/1/06        790         840
    Ford Motor Credit Company                           5.800% 1/12/09      1,110       1,119
    Ford Motor Credit Company                           7.375% 10/28/09     4,580       4,882
    Ford Motor Credit Company                           7.875% 6/15/10      7,450       8,078
    Ford Motor Credit Company                           7.375%  2/1/11      1,825       1,919
    Ford Motor Credit Company                           7.250% 10/25/11       360         376/B/
    General Motors Acceptance Corporation               7.625% 6/15/04        100         104
    General Motors Acceptance Corporation               7.250%  3/2/11      2,220       2,351
    General Motors Acceptance Corporation               0.000% 6/15/15     30,810      13,635/C/
    Household Finance Corporation                       7.875%  3/1/07      2,800       3,254
    Household Finance Corporation                       8.000% 7/15/10        690         836
    Household Finance Corporation                       7.000% 5/15/12        700         808/B/
    Household Finance Corporation                       6.375% 11/27/12       440         488
    SB Treasury Company LLC                             9.193% 12/29/49     2,930       3,150/A,D/
                                                                                  -----------
                                                                                       52,964
                                                                                  -----------
  Banks                                         0.7%
    Bank of America Corporation                         5.250%  2/1/07      3,200       3,470
    Bank of America Corporation                         7.400% 1/15/11      1,500       1,782
    Bank One Corporation                                7.875%  8/1/10      4,500       5,477
    Bank One Corporation                                5.900% 11/15/11     2,000       2,187
    Firstar Bank NA                                     7.125% 12/1/09        450         535
    Wells Fargo Bank NA, San Francisco                  6.450%  2/1/11        510         581
                                                                                  -----------
                                                                                       14,032
                                                                                  -----------

                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE      PAR        VALUE
                                                   ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Cable                                               0.5%
    Comcast Corporation                                       6.500% 1/15/15  $   1,800 $     1,983
    Comcast Corporation                                       7.050% 3/15/33      3,130       3,430/B/
    Continental Cablevision, Inc.                             9.000%  9/1/08      2,200       2,685
    Cox Communications, Inc.                                  7.875% 8/15/09        640         770/B/
    Cox Communications, Inc.                                  7.125% 10/1/12        460         531
    Cox Communications, Inc.                                  4.625%  6/1/13         50          49
    Cox Communications, Inc.                                  5.500% 10/1/15        230         235
                                                                                        -----------
                                                                                              9,683
                                                                                        -----------
  Computer Services and Systems                       N.M.
    Electronic Data Systems Corporation                       7.450% 10/15/29       850         812/B/
    International Business Machines Corporation               5.250% 12/1/03        100         100
                                                                                        -----------
                                                                                                912
                                                                                        -----------
  Diversified Financial Services                      1.0%
    CIT Group Inc.                                            5.750% 9/25/07      2,390       2,602
    Citigroup Inc.                                            6.625% 6/15/32      4,170       4,604
    General Electric Capital Corporation                      6.810% 11/3/03        200         201
    General Electric Capital Corporation                      6.000% 6/15/12      2,310       2,531
    General Electric Capital Corporation                      6.750% 3/15/32      7,740       8,735
    U.S. Bancorp                                              3.125% 3/15/08      1,300       1,298
    Wells Fargo & Company                                     5.000% 11/15/14       180         183
                                                                                        -----------
                                                                                             20,154
                                                                                        -----------
  Electric                                            1.0%
    Dominion Resources, Inc.                                  4.125% 2/15/08        950         977
    Dominion Resources, Inc.                                  5.125% 12/15/09        50          53
    Dominion Resources, Inc.                                  5.700% 9/17/12      2,350       2,497
    FirstEnergy Corp.                                         6.450% 11/15/11       620         647
    FirstEnergy Corp.                                         7.375% 11/15/31     7,235       7,406
    Northern States Power Company                             6.875%  8/1/09        250         283
    Oncor Electric Delivery Company                           6.375% 1/15/15      1,960       2,151/A/
    Oncor Electric Delivery Company                           7.000%  9/1/22      1,800       1,971
    System Energy Resources, Inc.                             7.430% 1/15/11      2,081       2,162
    The Detroit Edison Company                                6.125% 10/1/10        920       1,023
                                                                                        -----------
                                                                                             19,170
                                                                                        -----------
  Energy                                              0.4%
    Duke Energy Corporation                                   5.625% 11/30/12     1,880       1,956
    Progress Energy, Inc.                                     7.100%  3/1/11      3,170       3,578
    TXU Corp.                                                 6.375% 6/15/06      2,000       2,082/B/
                                                                                        -----------
                                                                                              7,616
                                                                                        -----------

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued


                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE      PAR        VALUE
                                            ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Environmental Services                       1.2%
    Waste Management, Inc.                             6.375% 12/1/03  $   2,547 $     2,565
    Waste Management, Inc.                             7.000% 10/1/04        290         304
    Waste Management, Inc.                             7.125% 10/1/07      1,330       1,494
    Waste Management, Inc.                             6.875% 5/15/09      2,000       2,266
    Waste Management, Inc.                             6.375% 11/15/12     2,530       2,798
    Waste Management, Inc.                             7.125% 12/15/17     6,000       6,862
    Waste Management, Inc.                             7.000% 7/15/28      2,130       2,324
    Waste Management, Inc.                             7.375% 5/15/29      1,220       1,396
    Waste Management, Inc.                             7.750% 5/15/32      3,150       3,780
                                                                                 -----------
                                                                                      23,789
                                                                                 -----------
  Food, Beverage and Tobacco                   0.5%
    Altria Group, Inc.                                 7.750% 1/15/27      3,000       3,133
    Nabisco Incorporated                               6.375%  2/1/05      4,250       4,488
    R.J. Reynolds Tobacco Holdings, Inc.               7.875% 5/15/09      3,240       3,143
    Sara Lee Corporation                               5.950% 1/20/05        200         211
                                                                                 -----------
                                                                                      10,975
                                                                                 -----------
  Gas and Pipeline Utilities                   1.7%
    Dynegy Holdings Inc.                               8.750% 2/15/12     11,700      10,705/B/
    El Paso Natural Gas Company                        8.375% 6/15/32      3,610       3,240
    Southern Natural Gas Company                       8.000%  3/1/32      7,390       7,187
    Tennessee Gas Pipeline Company                     8.375% 6/15/32      1,110       1,082
    The Williams Companies, Inc.                       8.125% 3/15/12      3,730       3,879/A/
    The Williams Companies, Inc.                       7.500% 1/15/31      5,000       4,450/B/
    The Williams Companies, Inc.                       8.750% 3/15/32      3,240       3,200/A/
                                                                                 -----------
                                                                                      33,743
                                                                                 -----------
  Health Care                                  0.6%
    Tenet Healthcare Corporation                       6.375% 12/1/11      2,500       2,394
    Tenet Healthcare Corporation                       7.375%  2/1/13      9,462       9,533
                                                                                 -----------
                                                                                      11,927
                                                                                 -----------
  Insurance                                    0.5%
    Ace Capital Trust II                               9.700%  4/1/30        330         430
    Loews Corporation                                  7.625%  6/1/23      5,459       5,702
    Loews Corporation                                  7.000% 10/15/23     3,000       3,029
                                                                                 -----------
                                                                                       9,161
                                                                                 -----------
  Investment Banking/Brokerage                 1.2%
    Credit Suisse First Boston USA                     4.625% 1/15/08      1,650       1,738
    J.P. Morgan & Co. Incorporated                     6.773% 2/15/12      2,000       2,097/E/

                                              % OF           MATURITY
                                           NET ASSETS  RATE    DATE      PAR        VALUE
                                           ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Investment Banking/Brokerage--Continued
    J.P. Morgan Chase & Co.                           5.750%  1/2/13  $   3,270 $     3,493
    Lehman Brothers Holdings Inc.                     1.420% 5/15/06      5,490       5,489/E/
    Merrill Lynch & Co., Inc.                         3.375% 9/14/07      2,120       2,148
    Morgan Stanley                                    5.300%  3/1/13      3,380       3,493
    Salomon Smith Barney Holdings                     6.625% 11/15/03       200         201
    The Goldman Sachs Group, Inc.                     4.750% 7/15/13      4,370       4,325
                                                                                -----------
                                                                                     22,984
                                                                                -----------
  Investment Management                       0.7%
    Dryden Investor Trust                             7.157% 7/23/08     12,670      13,657/A/
                                                                                -----------

  Media                                       2.3%
    AOL Time Warner Inc.                              6.875%  5/1/12      8,000       8,976
    AOL Time Warner Inc.                              7.625% 4/15/31      1,350       1,535
    AOL Time Warner Inc.                              7.700%  5/1/32     12,230      14,041
    Liberty Media Corporation                         2.640% 9/17/06      1,320       1,313/E/
    Liberty Media Corporation                         4.000% 11/15/29     2,550       1,689
    Liberty Media Corporation                         8.250%  2/1/30         20          23/B/
    Liberty Media Corporation                         3.750% 2/15/30      2,440       1,510/F/
    News America Incorporated                         6.550% 3/15/33      2,050       2,145/A/
    News America Incorporated                         6.750%  1/9/38      4,250       4,608
    Time Warner Inc.                                  6.850% 1/15/26      2,000       2,075
    Time Warner Inc.                                  6.950% 1/15/28      2,500       2,640
    Turner Broadcasting System, Inc.                  7.400%  2/1/04      1,000       1,019
    Viacom Inc.                                       5.625% 8/15/12      1,750       1,884/B/
                                                                                -----------
                                                                                     43,458
                                                                                -----------
  Oil and Gas                                 1.4%
    Apache Corporation                                6.250% 4/15/12      1,320       1,496/B/
    Conoco Inc.                                       6.950% 4/15/29      5,765       6,641
    ConocoPhillips                                    4.750% 10/15/12       800         815
    ConocoPhillips                                    7.000% 3/30/29        280         322
    Devon Energy Corporation                          7.950% 4/15/32      3,465       4,283
    El Paso Corporation                               0.000% 2/28/21     10,660       4,531/C/
    El Paso Corporation                               7.800%  8/1/31        160         118/B/
    El Paso Corporation                               7.750% 1/15/32      6,000       4,440/B/
    Sonat Inc.                                        7.625% 7/15/11      5,000       4,125
                                                                                -----------
                                                                                     26,771
                                                                                -----------
  Paper and Forest Products                   0.3%
    International Paper Company                       5.850% 10/30/12       675         718/B/
    MeadWestvaco Corporation                          6.850%  4/1/12      1,895       2,135

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued


                                           % OF            MATURITY
                                        NET ASSETS  RATE     DATE      PAR        VALUE
                                        ----------------------------------------------------
Corporate Bonds and Notes--Continued

  Paper and Forest Products--Continued
    Weyerhaeuser Company                           6.750%  3/15/12  $     970 $     1,079
    Weyerhaeuser Company                           7.375%  3/15/32      1,050       1,172
                                                                              -----------
                                                                                    5,104
                                                                              -----------
  Pharmaceuticals                          0.6%
    Abbott Laboratories                            5.125%   7/1/04        200         206
    Bristol-Myers Squibb Company                   5.750%  10/1/11      3,790       4,121
    Merck & Co., Inc.                              6.750%  9/19/05      1,000       1,092
    Merck & Co., Inc.                              6.400%   3/1/28      1,000       1,131
    Merck & Co., Inc.                              5.950%  12/1/28      4,400       4,718
                                                                              -----------
                                                                                   11,268
                                                                              -----------
  Real Estate                              N.M.
    Socgen Real Estate Co. LLC                     7.640%  12/29/49       260         297/A/
                                                                              -----------

  Retail                                   0.3%
    Target Corporation                              4.000% 6/15/13      4,445       4,248
    Wal-Mart Stores, Inc.                           5.450%  8/1/06        150         164
    Wal-Mart Stores, Inc.                           4.550%  5/1/13      2,230       2,252
                                                                              -----------
                                                                                    6,664
                                                                              -----------
  Special Purpose                          1.4%
    Anadarko Finance Company                        6.750%  5/1/11      1,590       1,837
    Conoco Funding Company                          6.350% 10/15/11     1,370       1,548
    Conoco Funding Company                          7.250% 10/15/31       350         418
    DaimlerChrysler NA Holding Corp.                4.050%  6/4/08      3,490       3,455
    Devon Financing Corporation ULC                 6.875% 9/30/11        400         459
    Qwest Capital Funding, Inc.                     7.250% 2/15/11      1,080         961
    Qwest Capital Funding, Inc.                     7.750% 2/15/31        790         672
    Sprint Capital Corporation                      7.625% 1/30/11         40          45
    Sprint Capital Corporation                      8.375% 3/15/12        920       1,085/B/
    Sprint Capital Corporation                      8.750% 3/15/32      2,810       3,339
    Texaco Capital Inc.                             5.500% 1/15/09      1,000       1,116
    Texaco Capital Inc.                             8.000%  8/1/32      2,000       2,669
    Unilever Capital Corporation                    7.125% 11/1/10      1,730       2,050
    Verizon Global Funding Corp.                    7.250% 12/1/10      1,720       2,016/B/
    Verizon Global Funding Corp.                    6.875% 6/15/12      1,290       1,471
    Verizon Global Funding Corp.                    7.375%  9/1/12      2,480       2,925/B/
    Verizon Global Funding Corp.                    4.375%  6/1/13      1,880       1,809
                                                                              -----------
                                                                                   27,875
                                                                              -----------

                                                            % OF           MATURITY
                                                         NET ASSETS  RATE    DATE      PAR        VALUE
                                                         ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Telecommunications                                        0.2%
    AT&T Corp.                                                      7.800% 11/15/11 $   2,000 $     2,312
    GTE Hawaiian Telephone Company, Inc.                            7.375%  9/1/06        700         792
    SBC Communications Inc.                                         5.875% 8/15/12        810         884
                                                                                              -----------
                                                                                                    3,988
                                                                                              -----------
  Transportation                                            1.0%
    Delta Air Lines, Inc.                                           6.619% 3/18/11        749         738
    Delta Air Lines, Inc.                                           7.111% 9/18/11      2,000       1,960/B/
    Delta Air Lines, Inc.                                           6.718%  1/2/23      4,810       5,156
    Southwest Airlines Co.                                          5.496% 11/1/06      9,000       9,805
    United Airlines, Inc.                                           7.783%  1/1/14      2,539       1,968
                                                                                              -----------
                                                                                                   19,627
                                                                                              -----------
Total Corporate Bonds and Notes
   (Identified Cost--$378,420)                                                                    401,747
------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                     9.7%

  Fixed Rate Securities                                     1.8%
    Advanta Mortgage Loan Trust 1999-3                              7.590% 6/25/14        505         554
    Chevy Chase 1997-A                                              7.650% 12/20/08       343         353
    Conseco Finance Home Loan Trust 2000-E                          7.570% 5/15/22         75          78
    Conseco Finance Securitizations Corp. 2000-4                    7.730%  4/1/32      2,700       2,778
    Conseco Finance Securitizations Corp. 2000-5                    7.960%  2/1/32      4,700       4,438
    Equity One ABS, Inc. 2003-3                                     4.990% 12/25/33     8,200       8,182
    Green Tree Financial Corporation 1996-5                         8.100% 7/15/27      1,072         402
    Green Tree Home Improvement Loan Trust 1997-D                   7.450% 9/15/28      1,700       1,749
    Green Tree Home Improvement Loan Trust 1998-F                   7.430% 10/15/20     3,179       3,306
    Green Tree Recreational, Equipment and Consumer
     Trust 1998-A                                                   6.710% 5/15/29        798         832
    Greenpoint Manufactured Housing 1999-5                          7.080% 2/15/18        328         328
    Irwin Home Equity Loan Trust 2001-1                             7.100% 9/25/31     11,700      12,437
                                                                                              -----------
                                                                                                   35,437
                                                                                              -----------

  Indexed Securities/E/                                     7.8%
    Ace Securities Corp. Home Equity Loan Trust,
     2001-AQ1                                                       1.380% 4/25/31        367         366
    Aesop Funding II LLC 2001-1A                                    1.320% 4/20/05     15,400      15,386
    Aesop Funding II LLC 2003-4A                                    1.350% 8/20/07     13,900      13,971/A/
    Alpine Partners, L.P. 2000-1A                                   1.560% 10/8/09      5,330       5,304/A/
    AmeriCredit Automobile Receivables Trust 2001-B                 1.300% 11/14/05     2,222       2,223
    Amortizing Residential Collateral Trust 2002-BC1M               1.400%  1/1/32      1,995       1,994

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued


                                                            % OF            MATURITY
                                                         NET ASSETS  RATE     DATE      PAR          VALUE
                                                         -------------------------------------------------------
Asset-Backed Securities--Continued

  Indexed Securities--Continued
    Argent NIM Trust 2003-N1                                         1.390% 8/25/08  $   6,277 $     6,277/A/
    Asset Backed Funding Certificates 2002-SB1                       1.550% 12/25/30     6,049       6,059
    Bayview Financial Acquisition Trust 2001-DA                      1.500% 11/25/31     3,472       3,476/A/
    Bayview Financial Acquisition Trust 2002-CA                      1.450% 5/25/32      4,249       4,235/A/
    CDC Mortgage Capital Trust 2002-HE1                              1.430% 1/25/33      6,501       6,500
    Centex Home Equity 2000-C                                        1.360% 10/25/30       367         367
    Centex Home Equity 2002-D                                        1.560% 12/25/32     7,741       7,757
    Chase Funding Mortgage Loan Asset-Backed
     Certificates 2000-2                                             1.400% 5/25/30        101         101
    CIT Group Home Equity Loan Trust 2002-1                          1.410% 3/25/33      4,803       4,805
    Countrywide Asset-Backed Certificates 2001-BC2                   1.370% 7/25/31        570         571
    Countrywide Asset-Backed Certificates 2003-3                     1.260% 2/25/22      2,608       2,607
    Countrywide Home Loans Servicing LP Asset-
     Backed Certificates 2003-BC3                                    1.430% 9/25/33     14,000      13,980
    Fleet Home Equity Loan Trust 2003-1                              1.370% 1/20/33     12,531      12,520
    Household Home Equity Loan Trust 2002-4A                         1.670% 10/20/32     1,719       1,725
    Long Beach Mortgage Loan Trust 2000-1                            1.380% 1/21/31      2,381       2,379
    New Century Home Equity Loan Trust 2001-NC1                      1.410% 6/20/31      6,997       6,988
    Option One Mortgage Securities Corp. NIM Trust
     2003-1                                                          1.510% 1/26/10      3,050       3,050/A/
    Provident Bank Home Equity Loan Trust 1999-3                     1.510% 1/25/31      3,852       3,845
    Residential Asset Mortgage Products, Inc.
     2000-RS3                                                        1.410% 9/25/30        121         121
    Residential Asset Mortgage Products, Inc.
     2003-RS2                                                        1.460% 3/25/33      2,788       2,787
    Residential Asset Securities Corporation 2001-KS2                1.350% 6/25/31      3,756       3,757
    Residential Asset Securities Corporation 2001-KS3                1.350% 9/25/31      1,730       1,729
    Structured Asset Investment Loan Trust 2003-BC5                  1.240% 6/25/33      9,236       9,230
    WFS Financial Owner Trust 2001-B                                 1.290% 12/20/05       903         903
    William Street Funding Corporation 2003-1                        1.410% 4/23/06      7,400       7,409/A/
                                                                                               -----------
                                                                                                   152,422
                                                                                               -----------
  Stripped Securities                                       0.1%
    Bayview Financial Acquisition Trust 2002-A                       5.700% 7/25/04      2,669          91/A,G1/
    Bayview Financial Acquisition Trust 2002-FA                     13.500% 6/25/05        320          28/A,G1/
    Diversified REIT Trust 1999-1A                                   0.538% 3/18/11     98,543       2,125/G1/
                                                                                               -----------
                                                                                                     2,244
                                                                                               -----------
Total Asset-Backed Securities
   (Identified Cost--$189,232)                                                                     190,103
----------------------------------------------------------------------------------------------------------------

                                                          % OF               MATURITY
                                                       NET ASSETS    RATE      DATE      PAR          VALUE
                                                       ----------------------------------------------------------
Mortgage-Backed Securities                                6.6%

  Fixed Rate Securities                                   2.3%
    Asset Securitization Corporation 1996-D2                          6.920% 2/14/29  $   5,692 $     6,115
    Criimi Mae Commercial Mortgage Trust 1998-C1                      7.000%  6/2/33      7,838       8,572/A/
    Deutsche Mortgage and Asset Receiving
     Corporation 1998-C1                                              6.538% 6/15/31     12,990      14,415
    Merrill Lynch Mortgage Investors, Inc. 1996-C2                    6.960% 11/21/28     1,168       1,271
    Nomura Asset Securities Corporation 1996-MD5                      7.120% 4/13/39      5,500       6,089
    Nomura Asset Securities Corporation 1996-MD5A                     7.070% 4/13/39      1,591       1,669
    Washington Mutual 2002-S8                                         5.750% 1/25/33      6,183       6,335
                                                                                                -----------
                                                                                                     44,466
                                                                                                -----------
  Indexed Securities/E/                                   4.2%
    Chevy Chase Mortgage Funding Corporation
     2003-2A                                                          1.500% 5/25/34     14,868      14,836/A/
    Credit Suisse First Boston Mortgage Securities,
     Corp. 2003-NP6                                                   2.020% 9/25/32      4,587       4,582/A/
    Credit-Based Asset Servicing and Securitization
     2001-CB2                                                         1.410% 8/25/33      4,431       4,426
    Granite Mortgages PLC 2003-1                                      1.300% 1/20/20      8,900       8,903
    Impac CMB Trust 2001-1                                            1.400% 7/25/31      2,409       2,415
    Impac CMB Trust 2003-7                                            1.440% 7/25/33     10,595      10,595
    J.P. Morgan Chase Commercial Mortgage
     Securities Corp. 2001-FL1A                                       1.390% 7/13/13      1,483       1,483/A/
    J.P. Morgan Commercial Mortgage Finance
     Corporation 2000-FL1                                             1.400% 4/15/10        226         226/A/
    Medallion Trust 2000-1G                                           1.340% 7/12/31        434         435
    Medallion Trust 2000-2G                                           1.340% 12/18/31     2,988       2,988
    Medallion Trust 2003-1G                                           1.330% 12/21/33     6,645       6,646
    MLCC Mortgage Investors, Inc. 2003-B                              1.460% 4/25/28     14,787      14,791
    Morgan Stanley Capital I 2003 XLF                                 1.300% 7/15/17     10,978      10,978/A/
                                                                                                -----------
                                                                                                     83,304
                                                                                                -----------
  Stripped Securities                                     0.1%
    FFCA Secured Lending Corporation 1999-1A                          1.734% 9/18/25     13,413         644/A,G1/
    LB-UBS Commercial Mortgage Trust 2001-C3                          0.985% 6/15/36     19,635       1,090/A,G1/
    Structured Mortgage Asset Residential Trust 1991-3            2,500.000% 8/25/22       0.01       0.001/G1/
    Structured Mortgage Asset Residential Trust 1991-8                0.193% 1/25/23        724           1/G1/
                                                                                                -----------
                                                                                                      1,735
                                                                                                -----------
Total Mortgage-Backed Securities
   (Identified Cost--$127,026)                                                                      129,505
-----------------------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued



                                                     % OF                MATURITY
                                                  NET ASSETS  RATE         DATE          PAR          VALUE
                                                  ---------------------------------------------------------------
U.S. Government and Agency Obligations              13.6%

  Fixed Rate Securities                              2.3%
    Fannie Mae                                               10.350%     12/10/15     $     770 $     1,189
    Fannie Mae                                                7.250%     5/15/30          3,580       4,478
    Freddie Mac                                               7.250%     2/15/07            100         116
    Freddie Mac                                               6.750%     3/15/31          7,530       8,938
    Freddie Mac                                               6.250%     7/15/32          5,250       5,873/B/
    Tennessee Valley Authority                                6.750%     11/1/25          2,560       3,044
    Tennessee Valley Authority                                7.125%      5/1/30          2,450       3,048
    United States Treasury Notes                              1.250%     5/31/05            480         480/B/
    United States Treasury Notes                              2.375%     8/15/06             70          71/B/
    United States Treasury Notes                              3.125%     9/15/08         14,710      14,914/B/
    United States Treasury Notes                              4.250%     8/15/13          2,950       3,024/B/
    United States Treasury Bonds                              5.250%     11/15/28           490         508/B/
    United States Treasury Bonds                              5.375%     2/15/31             70          75/B/
                                                                                                -----------
                                                                                                     45,758
                                                                                                -----------
  Indexed Securities/H/                              8.9%
    United States Treasury Inflation-Protected
     Security                                                 1.875%     7/15/13         16,200      16,114/B/
    United States Treasury Inflation-Protected
     Security                                                 3.625%     4/15/28         13,496      16,263/B/
    United States Treasury Inflation-Protected
     Security                                                 3.875%     4/15/29        112,337     141,492/B/
    United States Treasury Inflation-Protected
     Security                                                 3.375%     4/15/32            311         373/B/
                                                                                                -----------
                                                                                                    174,242
                                                                                                -----------
  Stripped Securities                                2.4%
    United States Treasury Bonds                              0.000%     11/15/21       100,260      38,716/B,G2/
    United States Treasury Bonds                              0.000%     8/15/27          1,630         454/B,G2/
    United States Treasury Bonds                              0.000%     11/15/27        30,860       8,475/G2/
                                                                                                -----------
                                                                                                     47,645
                                                                                                -----------
Total U.S. Government and Agency Obligations
   (Identified Cost--$250,884)                                                                      267,645
-----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-
 Backed Securities                                  37.8%

  Fixed Rate Securities                             37.1%
    Fannie Mae                                                7.000% 9/1/07 to 2/1/33    34,525      36,545
    Fannie Mae                                                8.000%      5/1/15             83          89

                                       % OF                 MATURITY
                                    NET ASSETS  RATE          DATE            PAR        VALUE
                                    ---------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities--Continued

  Fixed Rate Securities--Continued
    Fannie Mae                                  6.000%  11/1/16 to 2/1/32  $   7,287 $     7,585
    Fannie Mae                                  5.000%  11/1/17 to 7/1/18     70,508      72,280
    Fannie Mae                                  5.500%       4/1/18            3,620       3,748
    Fannie Mae                                  4.500%       7/1/18            6,846       6,909
    Fannie Mae                                  4.500%       10/1/18          30,000      30,244/I/
    Fannie Mae                                  7.500%  6/1/25 to 7/1/29       2,748       2,946
    Fannie Mae                                  6.500%  7/1/28 to 5/1/32      19,790      20,644
    Freddie Mac                                 6.750%       5/1/04                1           1
    Freddie Mac                                 7.500%       4/1/06                5           5
    Freddie Mac                                 9.750%       7/1/08               56          61
    Freddie Mac                                 5.500%  12/1/13 to 6/1/33     17,863      18,253
    Freddie Mac                                 6.000%       10/1/18           1,700       1,769/I/
    Freddie Mac                                 9.300%       4/15/19             374         375
    Freddie Mac                                 7.000%  4/1/24 to 5/1/32      15,004      15,853
    Freddie Mac                                 6.000%  2/1/29 to 5/1/29         604         625
    Freddie Mac                                 6.500%       6/1/32            2,054       2,144
    Freddie Mac                                 5.000%  6/1/33 to 8/1/33      77,917      77,953
    Freddie Mac                                 5.000%      10/15/33             668         668/I/
    Freddie Mac                                 5.500%       10/1/33          13,000      13,256/I/
    Government National Mortgage
     Association                               10.000%      11/15/09               1           1
    Government National Mortgage
     Association                                8.000% 10/15/16 to 7/15/17       638         696
    Government National Mortgage
     Association                                7.500% 10/15/22 to 8/15/32     1,915       2,052
    Government National Mortgage
     Association                                7.000% 6/15/23 to 5/15/32      1,724       1,840
    Government National Mortgage
     Association                                6.500% 10/15/23 to 3/15/33   103,039     108,272
    Government National Mortgage
     Association                                6.000% 11/15/28 to 5/15/33    38,325      39,849
    Government National Mortgage
     Association                                5.500%       1/15/33             576         591
    Government National Mortgage
     Association                                5.000%       10/1/33         258,345     258,829/I/
    Government National Mortgage
     Association                                6.000%       10/1/33           5,090       5,286/I/
                                                                                     -----------
                                                                                         729,369
                                                                                     -----------

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued


                                           % OF               MATURITY
                                        NET ASSETS    RATE      DATE      PAR         VALUE
                                        --------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities--Continued

  Indexed Securities/E/                    0.6%
    Fannie Mae                                         1.190% 12/26/21 $  12,073 $    12,072
                                                                                 -----------

  Stripped Securities                      0.1%
    Fannie Mae                                         9.500%  2/1/17         38           9/G1/
    Fannie Mae                                         0.000% 2/25/20       0.03           1/G2/
    Fannie Mae                                     1,009.250% 8/25/21          2          40/G1/
    Fannie Mae                                         0.000% 5/25/22        431         362/G2/
    Financing Corporation                              0.000%  4/5/19      1,150         495/G2/
    Freddie Mac                                       10.000%  3/1/21        329          89/G1/
    Freddie Mac                                        0.000% 7/15/22         49          48/G2/
                                                                                 -----------
                                                                                       1,044
                                                                                 -----------
Total U.S. Government Agency Mortgage-
   Backed Securities (Identified Cost--$736,341)                                     742,485
------------------------------------------------------------------------------------------------
Yankee Bonds/J/                            5.3%

  Banking and Finance                      0.1%
    The Export-Import Bank of Korea                    7.100% 3/15/07      1,050       1,177
                                                                                 -----------

  Banks                                    0.1%
    Royal Bank of Scotland Group plc                   8.817% 3/31/49        870         954
    The Korea Development Bank                         4.250% 11/13/07     1,545       1,585/B/
                                                                                 -----------
                                                                                       2,539
                                                                                 -----------
  Electric                                 0.4%
    Hydro-Quebec                                       6.300% 5/11/11        800         917
    Hydro-Quebec                                       8.050%  7/7/24      4,895       6,423
                                                                                 -----------
                                                                                       7,340
                                                                                 -----------
  Energy                                   0.1%
    Korea Electric Power Corporation                   8.250% 3/15/05      1,050       1,150
                                                                                 -----------

  Foreign Governments                      0.8%
    Quebec Province                                    5.500% 4/11/06        200         217
    Quebec Province                                    7.125%  2/9/24        530         636
    Quebec Province                                    7.500% 9/15/29        435         552
    United Mexican States                              8.375% 1/14/11      1,720       2,047
    United Mexican States                             11.500% 5/15/26      7,790      11,420
                                                                                 -----------
                                                                                      14,872
                                                                                 -----------

                                                    % OF            MATURITY
                                                 NET ASSETS  RATE     DATE        PAR           VALUE
                                                 ----------------------------------------------------------
Yankee Bonds--Continued                             5.3%
  Insurance                                         0.1%
    Atlas Reinsurance PLC                                    3.485%  1/7/05  $     250     $       251/A,E/
    Korea Deposit Insurance Corp.                            2.500% 12/11/05     2,459           2,777/F/
                                                                                           -----------
                                                                                                 3,028
                                                                                           -----------
  Manufacturing (Diversified)                       2.5%
    Tyco International Group SA                              5.875% 11/1/04        900             923/B/
    Tyco International Group SA                              6.125% 1/15/09        200             209
    Tyco International Group SA                              6.750% 2/15/11        230             243/B/
    Tyco International Group SA                              6.375% 10/15/11     1,230           1,268/B/
    Tyco International Group SA                              7.000% 6/15/28      3,070           3,039
    Tyco International Group SA                              6.875% 1/15/29     44,680          44,233/B/
                                                                                           -----------
                                                                                                49,915
                                                                                           -----------
  Oil and Gas                                       0.2%
    Anderson Exploration Ltd.                                6.750% 3/15/11        930           1,059
    YPF Sociedad Anonima                                     7.750% 8/27/07      3,250           3,421
                                                                                           -----------
                                                                                                 4,480
                                                                                           -----------
  Special Purpose                                   0.8%
    CVRD Finance LTD.                                        1.756% 10/15/07     2,880           2,851/A,E/
    Deutsche Telekom International Finance BV                5.250% 7/22/13      2,955           2,986/B/
    HSBC Capital Funding LP                                  4.610% 12/29/49     1,630           1,548/A,E/
    PDVSA Finance Ltd.                                       8.500% 11/16/12       820             726
    Petronas Capital Ltd.                                    7.875% 5/22/22      1,340           1,558/A/
    Petrozuata Finance, Inc.                                 8.220%  4/1/17      6,390           5,463/A/
    Redwood Capital II Ltd.                                  4.114%  1/1/04        700             700/A,E/
                                                                                           -----------
                                                                                                15,832
                                                                                           -----------
  Telecommunications                                0.2%
    British Telecommunications plc                           8.375% 12/15/10     1,755           2,159
    British Telecommunications plc                           8.875% 12/15/30       880           1,154
                                                                                           -----------
                                                                                                 3,313
                                                                                           -----------
Total Yankee Bonds (Identified Cost--$92,535)                                                  103,646
-----------------------------------------------------------------------------------------------------------
Preferred Stocks                                    0.3%
    Home Ownership Funding Corporation                      13.331%                  6 shs       2,976/A,D/
    Home Ownership Funding Corporation II                   13.338%                  5           2,670/A,D/
                                                                                           -----------
Total Preferred Stocks (Identified Cost--$9,045)                                                 5,646
                                                                                           -----------
Total Long-Term Securities
   (Identified Cost--$1,783,483)                                                             1,840,777
-----------------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued


                                                           % OF           MATURITY
                                                        NET ASSETS  RATE    DATE       PAR           VALUE
                                                        --------------------------------------------------------
Investment of Proceeds From Securities Lending            12.6%
    State Street Navigator Securities Lending Prime
     Portfolio                                                                      247,407 shs $  247,407
                                                                                                ----------
Total Investment of Proceeds From Securities
   Lending (Identified Cost--$247,407)                                                             247,407
----------------------------------------------------------------------------------------------------------------
Short-Term Securities                                     20.5%

  U.S. Government and Agency Obligations                   0.7%
    Fannie Mae                                                     0.000% 10/22/03 $    500            500/C, K/
    Fannie Mae                                                     0.000% 10/22/03    3,500          3,498/C, K/
    Fannie Mae                                                     0.000% 10/22/03   10,790         10,782/C, K/
                                                                                                ----------
                                                                                                    14,780
                                                                                                ----------
  Commercial Paper                                         0.2%
    Kraft Foods Incorporated                                       1.940% 2/26/04     3,680          3,680
                                                                                                ----------

  Options Purchased /L/                                    N.M.
    Eurodollar Futures Call, December 2003, Strike
     Price $99.50                                                                    248/M/              2
    Eurodollar Futures Put, December 2003, Strike
     Price $95.50                                                                     42/M/              0
    Eurodollar Futures Put, December 2003, Strike
     Price $97.50                                                                    198/M/              2
    Eurodollar Futures Put, March 2004, Strike Price
     $99.50                                                                          318/M/            529
                                                                                                ----------
                                                                                                       533
                                                                                                ----------
  Repurchase Agreements                                   19.6%
    Goldman, Sachs & Company
     1.08%, dated 9/30/03, to be repurchased at
     $230,077 on 10/1/03 (Collateral: $235,000
     Freddie Mac zero coupon notes, due 3/31/04,
     value $234,614)                                                                230,000        230,000
    Merrill Lynch Government Securities, Inc.
     1.1%, dated 9/30/03, to be repurchased at
     $154,164 on 10/1/03 (Collateral: $395,580
     Resolution Funding Corp. principal-only
     securities, due 7/15/20, value $157,243)                                       154,159        154,159
                                                                                                ----------
                                                                                                   384,159
                                                                                                ----------
Total Short-Term Securities
   (Identified Cost--$403,069)                                                                     403,152
----------------------------------------------------------------------------------------------------------------

                                                                           % OF
                                                                        NET ASSETS                VALUE
                                                                        -----------------------------------
Total Investments (Identified Cost--$2,433,959)                           126.9%               $ 2,491,336
Receivable for Securities Sold                                              9.8%                   192,198
Payable for Securities Purchased                                         (24.7)%                  (485,310)
Obligation to Return Collateral for Securities Loaned                    (12.6)%                  (247,407)
Other Assets Less Liabilities                                               0.6%                    12,918
                                                                                               -----------

Net assets consist of:
Accumulated paid-in capital applicable to:
 161,082 Institutional Class shares outstanding                                    $1,810,732
    8,021 Financial Intermediary Class shares outstanding                              91,451
Under/(Over) distributed net investment income                                            104
Accumulated net realized gain/(loss) on investments, options, futures
 and swaps                                                                               (872)
Unrealized appreciation/(depreciation) of investments, options, futures
 and swaps                                                                             62,320
                                                                                   ----------

Net assets                                                                100.0%               $ 1,963,735
                                                                                               ===========

Net asset value per share:
  Institutional Class                                                                               $11.61
                                                                                                    ======
  Financial Intermediary Class                                                                      $11.62
                                                                                                    ======

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio--Continued



                                                                             ACTUAL    APPRECIATION/
                                                               EXPIRATION   CONTRACTS  (DEPRECIATION)
                                                             ----------------------------------------
  Futures Contracts Purchased/M/
    Eurodollar Futures                                       September 2004        938    $   837
    U.S. Treasury Note Futures                               December 2003       5,625      9,416
                                                                                          -------
                                                                                          $10,253
                                                                                          =======

  Futures Contracts Written/M/
    U.S. Treasury Bond Futures                               December 2003         782    $(2,410)
                                                                                          =======

  Options Written/M/
    Deutsche Bank Swaption Put, Strike Price $100.00         August 2004    12,500,000    $   333
    Deutsche Bank Swaption Put, Strike Price $100.00         September 2004 92,700,000        585
    Eurodollar Futures Call, Strike Price $98.00             January 2004          222       (359)
    U.S. Treasury Bond Futures Call, Strike Price $112.00    December 2003         733     (1,325)
    U.S. Treasury Bond Futures Call, Strike Price $116.00    December 2003         646       (139)
    U.S. Treasury Bond Futures Call, Strike Price $116.00    March 2004            377       (316)
    U.S. Treasury Note Futures Call, Strike Price $113.00    December 2003       1,291     (2,055)
    U.S. Treasury Note Futures Call, Strike Price $115.00    December 2003         601       (436)
    U.S. Treasury Note Futures Call, Strike Price $116.00    December 2003         145         40
    U.S. Treasury Note Futures Call, Strike Price $120.00    December 2003         389        196
    U.S. Treasury Note Futures Put, Strike Price $109.00     December 2003         697        523
    U.S. Treasury Note Futures Put, Strike Price $111.00     December 2003         774        387
                                                                                          -------
                                                                                          $(2,566)
                                                                                          =======

-----------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.0% of net assets.
/B/All or a portion of these securities is on loan. See Note 4 to the financial statements.
/C/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/D/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/E/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), the Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2003.
/F/Convertible bond - Bond may be converted into the issuer's common stock. /G/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/H/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/I/When-issued security--Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/J/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/K/Collateral to cover futures contracts.
/L/Options and futures are described in more detail in the notes to financial statements.
/M/Represents actual number of contracts.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset Core Plus Bond Portfolio


                                                % OF           MATURITY
                                             NET ASSETS  RATE    DATE      PAR         VALUE
                                             -----------------------------------------------------
Long-Term Securities                           100.7%

Corporate Bonds and Notes                       23.0%
  Aerospace/Defense                              0.4%
    L-3 Communications Corp.                            7.625% 6/15/12  $     912 $       987
    Lockheed Martin Corporation                         7.650%  5/1/16      2,900       3,602
    Lockheed Martin Corporation                         8.500% 12/1/29        420         562
    Systems 2001 Asset Trust                            6.664% 9/15/13      3,319       3,718/A/
                                                                                  -----------
                                                                                        8,869
                                                                                  -----------
  Auto Parts and Equipment                       0.1%
    American Axle & Manufacturing Inc.                  9.750%  3/1/09        733         789
    Cummins Inc.                                        6.450%  3/1/05        250         258
    Cummins Inc.                                        7.125%  3/1/28        545         497
    Lear Corporation                                    8.110% 5/15/09        364         418
                                                                                  -----------
                                                                                        1,962
                                                                                  -----------
  Automotive                                     0.3%
    Ford Motor Company                                  7.450% 7/16/31      1,875       1,729
    General Motors Corporation                          7.125% 7/15/13        870         913/B/
    General Motors Corporation                          8.250% 7/15/23      1,700       1,778/B/
    General Motors Corporation                          8.375% 7/15/33      2,925       3,058
                                                                                  -----------
                                                                                        7,478
                                                                                  -----------
  Banking and Finance                            1.9%
    Bank One Capital III                                8.750%  9/1/30      1,400       1,856
    Boeing Capital Corporation                          5.800% 1/15/13      1,990       2,081/B/
    Ford Motor Credit Company                           5.750% 2/23/04        480         488
    Ford Motor Credit Company                           6.875%  2/1/06        790         840
    Ford Motor Credit Company                           5.800% 1/12/09      1,150       1,160
    Ford Motor Credit Company                           7.375% 10/28/09       390         416
    Ford Motor Credit Company                           7.875% 6/15/10      4,090       4,434
    Ford Motor Credit Company                           7.375%  2/1/11      7,925       8,336
    Ford Motor Credit Company                           7.250% 10/25/11     5,760       6,011
    General Motors Acceptance Corporation               6.750% 1/15/06      3,730       3,989
    General Motors Acceptance Corporation               7.250%  3/2/11      1,400       1,483
    General Motors Acceptance Corporation               0.000% 12/1/12      2,090       1,117/C/
    Household Finance Corporation                       7.200% 7/15/06      3,750       4,224
    Household Finance Corporation                       6.375%  8/1/10      1,000       1,123/B/
    Household Finance Corporation                       7.000% 5/15/12        160         185
    Household Finance Corporation                       6.375% 11/27/12       510         566/B/
    John Deere Capital Corporation                      5.100% 1/15/13      5,820       6,029
    SB Treasury Company LLC                             9.400% 12/29/49       360         387/A,D/
                                                                                  -----------
                                                                                       44,725
                                                                                  -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE      PAR        VALUE
                                            ----------------------------------------------------
Corporate Bonds and Notes--Continued

  Banks                                        0.5%
    Bank of America Corporation                         5.250%  2/1/07  $     400 $       434
    Bank of America Corporation                         7.400% 1/15/11      2,980       3,540
    Bank One Corporation                                4.125%  9/1/07      2,780       2,897
    Bank One Corporation                                5.900% 11/15/11     2,000       2,187
    Firstar Bank NA                                     7.125% 12/1/09        350         416
    Wells Fargo Bank NA, San Francisco                  6.450%  2/1/11      1,600       1,824
                                                                                  -----------
                                                                                       11,298
                                                                                  -----------
  Building Materials                           0.1%
    American Standard, Inc.                             7.375% 4/15/05        451         477
    American Standard, Inc.                             7.375%  2/1/08        764         834
    Nortek Holdings, Inc.                               9.250% 3/15/07        313         322
    Nortek Holdings, Inc.                               8.875%  8/1/08        470         487
                                                                                  -----------
                                                                                        2,120
                                                                                  -----------
  Cable                                        0.7%
    Comcast Cable Communications, Inc.                  6.750% 1/30/11        680         767
    Comcast Corporation                                 6.500% 1/15/15      1,940       2,137
    Comcast Corporation                                 7.050% 3/15/33      6,530       7,157/B/
    Continental Cablevision, Inc.                       9.000%  9/1/08      1,060       1,293
    Cox Communications, Inc.                            7.125% 10/1/12      3,120       3,603
    Cox Communications, Inc.                            4.625%  6/1/13      1,140       1,107
    CSC Holdings Inc.                                   7.625%  4/1/11         80          80
    CSC Holdings Inc.                                   7.875% 2/15/18        260         253
    CSC Holdings Inc.                                   7.625% 7/15/18         45          43
                                                                                  -----------
                                                                                       16,440
                                                                                  -----------
  Casino Resorts                               0.1%
    Harrah's Operating Company, Inc.                    7.875% 12/15/05       820         888
    MGM MIRAGE                                          9.750%  6/1/07        795         899
    MGM MIRAGE                                          8.375%  2/1/11        162         178/B/
    Mirage Resorts, Incorporated                        6.625%  2/1/05         28          29
    Park Place Entertainment Corporation                7.875% 12/15/05       724         768
    Park Place Entertainment Corporation                8.125% 5/15/11        100         108
    Station Casinos, Inc.                               9.875%  7/1/10         74          82
                                                                                  -----------
                                                                                        2,952
                                                                                  -----------
  Chemicals                                    0.3%
    FMC Corporation                                    10.250% 11/1/09        295         336
    IMC Global Inc.                                    10.875%  6/1/08        615         640
    IMC Global Inc.                                    11.250%  6/1/11        132         137
    IMC Global Inc.                                    10.875%  8/1/13        460         476/A/

                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE      PAR         VALUE
                                            -----------------------------------------------------
Corporate Bonds and Notes--Continued

  Chemicals--Continued
    MacDermid, Incorporated                            9.125% 7/15/11  $   1,067 $     1,179
    Millennium America Inc.                            7.000% 11/15/06       880         858
    The Dow Chemical Company                           5.250% 5/14/04      2,100       2,138
    The Dow Chemical Company                           7.375% 11/1/29        860         956
    Westlake Chemical Corporation                      8.750% 7/15/11        150         156/A/
                                                                                 -----------
                                                                                       6,876
                                                                                 -----------
  Coal                                         N.M.
    Peabody Energy Corporation                         6.875% 3/15/13        860         897/A/
                                                                                 -----------

  Computer Services and Systems                0.1%
    Electronic Data Systems Corporation                7.450% 10/15/29     1,770       1,690
    Unisys Corporation                                 6.875% 3/15/10         86          90
                                                                                 -----------
                                                                                       1,780
                                                                                 -----------
  Containers and Packaging                     0.1%
    Ball Corporation                                   6.875% 12/15/12     1,109       1,144/A/
                                                                                 -----------

  Diversified Financial Services               1.9%
    CIT Group Inc.                                     5.750% 9/25/07      2,840       3,093
    Citigroup Inc.                                     5.000%  3/6/07        500         539
    Citigroup Inc.                                     3.500%  2/1/08      3,500       3,551
    Citigroup Inc.                                     6.625% 6/15/32      9,040       9,980/B/
    General Electric Capital Corporation               6.000% 6/15/12      2,450       2,685
    General Electric Capital Corporation               5.450% 1/15/13     11,705      12,295
    General Electric Capital Corporation               6.750% 3/15/32      5,830       6,579
    IBJ Preferred Capital Corp. LLC                    8.790% 12/29/49     3,380       3,473/A,D/
    U.S. Bancorp                                       3.125% 3/15/08      1,590       1,588
    Wells Fargo & Company                              5.000% 11/15/14     1,150       1,167
                                                                                 -----------
                                                                                      44,950
                                                                                 -----------
  Diversified Services                         N.M.
    SPX Corporation                                    7.500%  1/1/13        579         609
                                                                                 -----------

  Electric                                     1.8%
    Dominion Resources, Inc.                           4.125% 2/15/08        460         473
    Dominion Resources, Inc.                           5.125% 12/15/09     1,240       1,306
    Dominion Resources, Inc.                           5.700% 9/17/12      3,750       3,985
    FirstEnergy Corp.                                  6.450% 11/15/11     3,115       3,251
    FirstEnergy Corp.                                  7.375% 11/15/31     8,250       8,445

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE      PAR        VALUE
                                               ----------------------------------------------------
Corporate Bonds and Notes--Continued

  Electric--Continued
    General Electric Company                               5.000%  2/1/13  $     920 $       943
    Niagara Mohawk Power Corporation                       7.750% 10/1/08        500         587
    Oncor Electric Delivery Company                        6.375% 1/15/15        660         724/A/
    Oncor Electric Delivery Company                        7.000%  9/1/22        650         712
    Orion Power Holdings, Inc.                            12.000%  5/1/10      1,047       1,183
    Pacific Gas and Electric Company                       7.250%  8/1/26      1,000       1,038
    Southern California Edison Company                     8.950% 11/3/03        103         105/B/
    Southern California Edison Company                     8.000% 2/15/07        563         629/A/
    System Energy Resources, Inc.                          7.430% 1/15/11         92          96
    The AES Corporation                                   10.000% 7/15/05        805         829/A/
    The AES Corporation                                    9.500%  6/1/09      2,736       2,818/B/
    The AES Corporation                                    9.375% 9/15/10      2,494       2,544
    The AES Corporation                                    8.750% 5/15/13     12,098      12,703/A/
                                                                                     -----------
                                                                                          42,371
                                                                                     -----------
  Energy                                          0.4%
    Calpine Corporation                                    8.250% 8/15/05        470         416/B/
    Calpine Corporation                                    7.750% 4/15/09         38          26/B/
    Calpine Corporation                                    8.625% 8/15/10        180         127/B/
    Calpine Corporation                                    8.500% 2/15/11      2,708       1,909/B/
    Calpine Corporation                                    8.750% 7/15/13      3,430       3,139
    Duke Energy Corporation                                5.625% 11/30/12     1,975       2,054
    TXU Corp.                                              6.375% 6/15/06      2,540       2,645
                                                                                     -----------
                                                                                          10,316
                                                                                     -----------
  Environmental Services                          1.2%
    Allied Waste North America Incorporated                8.875%  4/1/08        882         955
    Allied Waste North America Incorporated                8.500% 12/1/08        375         405/B/
    Safety-Kleen Corp.                                     9.250% 5/15/09         85           4/E/
    Waste Management, Inc.                                 6.375% 12/1/03      1,030       1,037
    Waste Management, Inc.                                 7.000% 10/1/04        120         126
    Waste Management, Inc.                                 7.000% 10/15/06     2,545       2,850
    Waste Management, Inc.                                 7.125% 10/1/07      1,060       1,191
    Waste Management, Inc.                                 6.875% 5/15/09      8,000       9,065
    Waste Management, Inc.                                 7.375%  8/1/10      5,935       6,938
    Waste Management, Inc.                                 7.125% 12/15/17       500         572
    Waste Management, Inc.                                 7.000% 7/15/28      4,040       4,408
    Waste Management, Inc.                                 7.375% 5/15/29         80          91
    Waste Management, Inc.                                 7.750% 5/15/32        780         936
                                                                                     -----------
                                                                                          28,578
                                                                                     -----------

                                               % OF           MATURITY
                                            NET ASSETS  RATE    DATE      PAR        VALUE
                                            ---------------------------------------------------
Corporate Bonds and Notes--Continued
  Food, Beverage and Tobacco                   0.9%
    Altria Group, Inc.                                 7.750% 1/15/27  $   6,250 $     6,526
    Anheuser-Busch Companies, Inc.                     4.950% 1/15/14      3,590       3,710
    Bestfoods                                          5.600% 10/15/97       900         793
    Constellation Brands, Inc.                         8.000% 2/15/08        782         853
    Constellation Brands, Inc.                         8.500%  3/1/09        425         448
    Kraft Foods Inc.                                   6.250%  6/1/12      2,680       2,939
    Nabisco Incorporated                               7.550% 6/15/15      3,460       4,200
    R.J. Reynolds Tobacco Holdings, Inc.               7.750% 5/15/06      1,080       1,077
    R.J. Reynolds Tobacco Holdings, Inc.               6.500%  6/1/07        590         555/B/
    R.J. Reynolds Tobacco Holdings, Inc.               7.875% 5/15/09        730         708
    Smithfield Foods, Inc.                             8.000% 10/15/09       471         513
                                                                                 -----------
                                                                                      22,322
                                                                                 -----------
  Gaming                                       0.1%
    Horseshoe Gaming Holding Corp.                     8.625% 5/15/09         90          96
    Mohegan Tribal Gaming Authority                    8.125%  1/1/06        100         108
    Mohegan Tribal Gaming Authority                    6.375% 7/15/09        749         756/A/
    Mohegan Tribal Gaming Authority                    8.375%  7/1/11        380         414
                                                                                 -----------
                                                                                       1,374
                                                                                 -----------
  Gas and Pipeline Utilities                   1.5%
    Dynegy Holdings Inc.                               8.750% 2/15/12      6,640       6,075/B/
    El Paso Natural Gas Company                        8.375% 6/15/32      1,310       1,176
    Southern Natural Gas Company                       8.000%  3/1/32     11,940      11,612
    The Williams Companies, Inc.                       8.625%  6/1/10      1,373       1,459
    The Williams Companies, Inc.                       7.500% 1/15/31      2,730       2,430
    The Williams Companies, Inc.                       7.750% 6/15/31        530         480/B/
    The Williams Companies, Inc.                       8.750% 3/15/32     11,630      11,484
                                                                                 -----------
                                                                                      34,716
                                                                                 -----------
  Health Care                                  0.6%
    Coventry Health Care, Inc.                         8.125% 2/15/12        283         303
    Tenet Healthcare Corporation                       6.375% 12/1/11      2,500       2,394/B/
    Tenet Healthcare Corporation                       7.375%  2/1/13     10,869      10,950/B/
                                                                                 -----------
                                                                                      13,647
                                                                                 -----------
  Homebuilding                                 0.1%
    D.R. Horton, Inc.                                  5.875%  7/1/13      1,390       1,286
    Lennar Corporation                                 9.950%  5/1/10        286         330
    The Ryland Group, Inc.                             8.000% 8/15/06        104         111
    The Ryland Group, Inc.                             9.750%  9/1/10        173         198
                                                                                 -----------
                                                                                       1,925
                                                                                 -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                                    % OF            MATURITY
                                                 NET ASSETS  RATE     DATE      PAR        VALUE
                                                 ----------------------------------------------------
Corporate Bonds and Notes--Continued
  Insurance                                         0.7%
    Ace Capital Trust II                                     9.700%  4/1/30  $     190 $       247
    Loews Corporation                                        3.125% 9/15/07     12,000      11,055/F/
    Loews Corporation                                        7.625%  6/1/23      1,500       1,567
    Loews Corporation                                        7.000% 10/15/23     3,150       3,180
    Willis Corroon Corporation                               9.000%  2/1/09      1,150       1,215
                                                                                       -----------
                                                                                            17,264
                                                                                       -----------
  Investment Banking/Brokerage                      1.0%
    Credit Suisse First Boston USA                           4.625% 1/15/08      2,670       2,813
    J.P. Morgan Capital Trust II                             7.950%  2/1/27         20          23
    J.P. Morgan Chase & Co.                                  5.750%  1/2/13      4,410       4,710
    Lehman Brothers Holdings Inc.                            1.666% 10/2/03      2,000       2,000/G/
    Lehman Brothers Holdings Inc.                            6.625%  4/1/04        340         349
    Lehman Brothers Holdings Inc.                            4.000% 1/22/08      1,740       1,791
    Lehman Brothers Holdings Inc.                            7.000%  2/1/08        160         183
    Merrill Lynch & Co., Inc.                                3.375% 9/14/07      3,080       3,121
    Morgan Stanley                                           5.300%  3/1/13      4,050       4,185
    The Goldman Sachs Group, Inc.                            6.600% 1/15/12      2,720       3,079
    The Goldman Sachs Group, Inc.                            4.750% 7/15/13      1,420       1,405
                                                                                       -----------
                                                                                            23,659
                                                                                       -----------
  Investment Management                             0.1%
    Dryden Investor Trust                                    7.157% 7/23/08      1,689       1,821/A/
                                                                                       -----------

  Lodging/Hotels                                    0.1%
    Hilton Hotels Corporation                                7.625% 5/15/08        917       1,004
    Host Marriott Corporation                                7.875%  8/1/05        164         168/B/
    Host Marriott Corporation                                7.875%  8/1/08        737         757
    Host Marriott Corporation                                8.450% 12/1/08         88          92
    ITT Corporation                                          6.750% 11/15/05        80          84
    Starwood Hotels & Resorts Worldwide, Inc.                7.375%  5/1/07        850         912
                                                                                       -----------
                                                                                             3,017
                                                                                       -----------
  Machinery                                         N.M.
    AGCO Corporation                                         9.500%  5/1/08        179         193
    Grant Prideco, Inc.                                      9.000% 12/15/09       147         159
    Terex Corporation                                       10.375%  4/1/11        185         207/B/
                                                                                       -----------
                                                                                               559
                                                                                       -----------
  Media                                             1.7%
    AOL Time Warner Inc.                                     6.875%  5/1/12      5,470       6,138
    AOL Time Warner Inc.                                     7.625% 4/15/31        440         500

                                                  % OF           MATURITY
                                               NET ASSETS  RATE    DATE      PAR        VALUE
                                               ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Media--Continued
    AOL Time Warner Inc.                                  7.700%  5/1/32  $  15,640 $    17,956
    Emmis Communications Corporation                      8.125% 3/15/09        101         105
    Lamar Media Corporation                               7.250%  1/1/13        319         333/A/
    Liberty Media Corporation                             2.640% 9/17/06      2,880       2,865/G/
    Liberty Media Corporation                             5.700% 5/15/13        545         544/B/
    Liberty Media Corporation                             8.250%  2/1/30         40          46/B/
    Liberty Media Corporation                             3.750% 2/15/30      1,290         798/F/
    News America Holdings Incorporated                    7.750% 1/20/24      1,840       2,148
    News America Holdings Incorporated                    7.750%  2/1/24         60          70
    News America Holdings Incorporated                    8.150% 10/17/36       100         123/B/
    News America Incorporated                             7.300% 4/30/28         70          79
    News America Incorporated                             7.280% 6/30/28      5,575       6,262
    News America Incorporated                             6.750%  1/9/38        200         217
    Viacom Inc.                                           5.625% 8/15/12      2,050       2,208
                                                                                    -----------
                                                                                         40,392
                                                                                    -----------
  Medical Care Facilities                         0.1%
    HCA Inc.                                              6.910% 6/15/05        353         373
    HCA Inc.                                              7.125%  6/1/06        540         584
    HCA Inc.                                              7.250% 5/20/08        314         344
    HCA Inc.                                              8.750%  9/1/10        256         298
    HCA Inc.                                              6.300% 10/1/12          3           3
    Health Care REIT, Inc.                                8.000% 9/12/12        128         147
    Manor Care, Inc.                                      7.500% 6/15/06        867         941
    Manor Care, Inc.                                      8.000%  3/1/08         87          97
                                                                                    -----------
                                                                                          2,787
                                                                                    -----------
  Medical Products                                0.1%
    Fresenius Medical Care Capital Trust II               7.875%  2/1/08          3         290/H/
    Fresenius Medical Care Capital Trust II               7.875%  2/1/08        440         458/H/
    Fresenius Medical Care Capital Trust IV               7.875% 6/15/11        681         711
                                                                                    -----------
                                                                                          1,459
                                                                                    -----------
  Oil and Gas                                     1.6%
    Apache Corporation                                    6.250% 4/15/12      1,320       1,496
    Chesapeake Energy Corporation                         8.125%  4/1/11        182         197
    Chesapeake Energy Corporation                         8.500% 3/15/12        242         257
    Conoco Inc.                                           6.950% 4/15/29      7,150       8,238
    ConocoPhillips                                        8.750% 5/25/10      3,100       3,937
    ConocoPhillips                                        4.750% 10/15/12     1,170       1,192
    ConocoPhillips                                        7.000% 3/30/29        635         729

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued

                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE      PAR        VALUE
                                          ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Oil and Gas--Continued
    ConocoPhillips                                   5.900% 10/15/32 $      10 $        10
    Devon Energy Corporation                         7.950% 4/15/32      3,850       4,758
    El Paso Corporation                              0.000% 2/28/21      6,770       2,877/C/
    El Paso Corporation                              7.750% 1/15/32     10,010       7,408
    Forest Oil Corporation                           8.000% 12/15/11       200         212
    Forest Oil Corporation                           7.750%  5/1/14        109         114
    Parker & Parsley Petroleum Company               8.875% 4/15/05        232         250
    Parker & Parsley Petroleum Company               8.250% 8/15/07        330         375
    Pioneer Natural Resources Company                9.625%  4/1/10        270         336
    Sonat Inc.                                       7.625% 7/15/11      3,000       2,475
    Vintage Petroleum, Inc.                          7.875% 5/15/11        340         353/B/
    Vintage Petroleum, Inc.                          8.250%  5/1/12        441         475
    Westport Resources Corporation                   8.250% 11/1/11         98         107/B/
    Westport Resources Corporation                   8.250% 11/1/11        123         135/A/
    XTO Energy, Inc.                                 7.500% 4/15/12        371         413
    XTO Energy, Inc.                                 6.250% 4/15/13      1,787       1,849
                                                                               -----------
                                                                                    38,193
                                                                               -----------
  Paper and Forest Products                  0.5%
    Georgia-Pacific Corp.                            7.500% 5/15/06        200         206
    Georgia-Pacific Corp.                            8.875%  2/1/10        245         268
    Georgia-Pacific Corp.                            8.125% 5/15/11         21          22/B/
    Georgia-Pacific Corp.                            9.500% 12/1/11        552         611/B/
    Georgia-Pacific Corp.                            7.700% 6/15/15        176         172
    Georgia-Pacific Corp.                            7.750% 11/15/29       123         112
    Georgia-Pacific Corp.                            8.875% 5/15/31         36          36
    International Paper Company                      5.850% 10/30/12     1,190       1,267
    MeadWestvaco Corporation                         6.850%  4/1/12      2,190       2,467
    Weyerhaeuser Company                             6.750% 3/15/12      1,910       2,125
    Weyerhaeuser Company                             7.375% 3/15/32      3,650       4,074
                                                                               -----------
                                                                                    11,360
                                                                               -----------
  Pharmaceuticals                            0.5%
    AmerisourceBergen Corporation                    8.125%  9/1/08        876         950/B/
    Bristol-Myers Squibb Company                     5.750% 10/1/11      4,290       4,665
    Bristol-Myers Squibb Company                     5.250% 8/15/13      4,460       4,655/A/
    Omnicare, Inc.                                   8.125% 3/15/11        709         768/B/
                                                                               -----------
                                                                                    11,038
                                                                               -----------
  Publishing                                 N.M.
    Dex Media West LLC                               8.500% 8/15/10        710         772/A/
                                                                               -----------

                                             % OF           MATURITY
                                          NET ASSETS  RATE    DATE      PAR        VALUE
                                          ---------------------------------------------------
Corporate Bonds and Notes--Continued

  Real Estate                                N.M.
    Ventas Realty, Limited Partnership               8.750%  5/1/09  $     560 $       610
    Ventas Realty, Limited Partnership               9.000%  5/1/12         90         100
                                                                               -----------
                                                                                       710
                                                                               -----------
  Restaurants                                N.M.
    Yum! Brands, Inc.                                7.450% 5/15/05        416         444
    Yum! Brands, Inc.                                8.500% 4/15/06        171         190
                                                                               -----------
                                                                                       634
                                                                               -----------
  Retail                                     0.7%
    J.C. Penney Company, Inc.                        7.400%  4/1/37        193         205
    Target Corporation                               4.000% 6/15/13      5,340       5,103
    The Gap, Inc.                                    6.900% 9/15/07        732         787
    Wal-Mart Stores, Inc.                            4.550%  5/1/13      3,140       3,171
    Wal-Mart Stores, Inc.                            7.550% 2/15/30      5,000       6,327
                                                                               -----------
                                                                                    15,593
                                                                               -----------
  Special Purpose                            1.9%
    Air 2 US Series A                                8.027% 10/1/19        208         161/A/
    Anadarko Finance Company                         6.750%  5/1/11        190         220
    Conoco Funding Company                           6.350% 10/15/11     2,010       2,271
    Conoco Funding Company                           7.250% 10/15/31       805         961
    DaimlerChrysler NA Holding Corp.                 4.050%  6/4/08      1,750       1,732
    DaimlerChrysler NA Holding Corp.                 7.300% 1/15/12      4,605       5,144/B/
    Devon Financing Corporation ULC                  6.875% 9/30/11      1,580       1,814
    Eircom Funding                                   8.250% 8/15/13        900         967/A/
    Entercom Capital Inc.                            7.625%  3/1/14        390         410
    Moore North America Finance                      7.875% 1/15/11        159         169/A/
    Sprint Capital Corporation                       7.625% 1/30/11        190         214
    Sprint Capital Corporation                       8.375% 3/15/12      4,540       5,355
    Sprint Capital Corporation                       8.750% 3/15/32      6,310       7,498
    TCI Communications Financing III                 9.650% 3/31/27      1,480       1,748
    Texaco Capital Inc.                              5.500% 1/15/09      1,600       1,785
    Texaco Capital Inc.                              8.000%  8/1/32      1,250       1,668
    Unilever Capital Corporation                     7.125% 11/1/10      1,450       1,718
    Verizon Global Funding Corp.                     6.875% 6/15/12      2,130       2,430
    Verizon Global Funding Corp.                     7.375%  9/1/12      5,315       6,268
    Verizon Global Funding Corp.                     4.375%  6/1/13      3,220       3,098
                                                                               -----------
                                                                                    45,631
                                                                               -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued

                                                       % OF            MATURITY
                                                    NET ASSETS  RATE     DATE      PAR         VALUE
                                                    ------------------------------------------------------
Corporate Bonds and Notes--Continued

  Telecommunications                                   0.4%
    AT&T Corp.                                                  8.500% 11/15/31 $   1,110 $     1,314
    Cincinnati Bell Inc.                                        7.250% 7/15/13      1,450       1,435
    EchoStar DBS Corporation                                    4.410% 10/1/08        470         479/A,G/
    EchoStar DBS Corporation                                    9.125% 1/15/09        380         430
    EchoStar DBS Corporation                                    9.375%  2/1/09        343         366
    Insight Midwest, L.P.                                      10.500% 11/1/10        153         160
    PanAmSat Corporation                                        6.375% 1/15/08        346         357
    PanAmSat Corporation                                        8.500%  2/1/12        344         361
    Qwest Corporation                                           7.200% 11/1/04        750         771
    Qwest Corporation                                           5.625% 11/15/08     2,400       2,340
    Qwest Corporation                                           6.875% 9/15/33        750         660
    SBC Communications Inc.                                     5.875% 8/15/12        930       1,015
                                                                                          -----------
                                                                                                9,688
                                                                                          -----------
  Telecommunications (Cellular/Wireless)               0.2%
    AT&T Wireless Services Inc.                                 7.350%  3/1/06      3,000       3,331
    Nextel Communications, Inc.                                 9.375% 11/15/09       290         314
    Nextel Communications, Inc.                                 7.375%  8/1/15        990       1,000
                                                                                          -----------
                                                                                                4,645
                                                                                          -----------
  Transportation                                       0.3%
    CSX Corporation                                             6.250% 10/15/08       570         638
    CSX Corporation                                             7.900%  5/1/17        500         623
    Delta Air Lines, Inc.                                       6.619% 3/18/11      3,447       3,394
    Delta Air Lines, Inc.                                       6.718%  1/2/23      2,641       2,830
    Kansas City Southern Railway                                9.500% 10/1/08        303         334
                                                                                          -----------
                                                                                                7,819
                                                                                          -----------
Total Corporate Bonds and Notes
   (Identified Cost--$514,351)                                                                544,390
----------------------------------------------------------------------------------------------------------
Asset-Backed Securities                               10.8%

  Fixed Rate Securities                                1.5%
    BankAmerica Manufactured Housing Contracts
     1998-2                                                     7.930% 12/10/25     5,000       1,550
    Chevy Chase Home Loan Trust 1996-1                          7.150% 5/15/15         17          17
    Conseco Finance Securitizations Corp. 2000-4                7.730%  4/1/31      4,389       4,516
    Conseco Finance Securitizations Corp. 2000-5                7.470%  2/1/32      4,800       5,029
    Conseco Finance Securitizations Corp. 2001-1                6.990%  7/1/32      5,500       4,994
    Contimortgage Home Equity Loan Trust 1997-4                 7.330% 10/15/28     1,448         796
    Green Tree Financial Corporation 1992-2                     9.150% 1/15/18        631         613
    Green Tree Financial Corporation 1993-2                     8.000% 7/15/18      1,300       1,181

                                                         % OF           MATURITY
                                                      NET ASSETS  RATE    DATE      PAR        VALUE
                                                      ---------------------------------------------------
Asset-Backed Securities--Continued

  Fixed Rate Securities--Continued                       1.5%
    Green Tree Financial Corporation 1996-5                      8.100% 7/15/27  $   6,135 $     2,301
    Green Tree Home Improvement Loan Trust
     1996-A                                                      7.400% 2/15/26      1,523         914
    Green Tree Home Improvement Loan Trust
     1997-D                                                      7.450% 9/15/28      1,500       1,543
    Greenpoint Manufactured Housing 1999-5                       7.080% 2/15/18        204         204
    Lehman ABS Manufactured Housing Contract
     2001-B                                                      4.350% 5/15/14      5,060       5,137
    Lehman ABS Manufactured Housing Contract
     2001-B                                                      6.467% 8/15/28      4,961       4,976
    Pegasus Aviation Lease Securitization 2000-1                 8.370% 3/25/30      2,500       1,482/A/
    Vanderbilt Mortgage Finance Inc. 1996-A                      8.150%  5/7/26        477         467
    Vanderbilt Mortgage Finance Inc. 1997-B                      8.155% 10/7/26        250         243
    Vanderbilt Mortgage Finance Inc. 1997-C                      7.830%  8/8/27        500         470
                                                                                           -----------
                                                                                                36,433
                                                                                           -----------
  Indexed Securities/G/                                  9.2%
    Advanta Revolving Home Equity Loan Trust
     2000-A                                                      1.370% 8/25/24      1,779       1,774
    Aesop Funding II LLC 2001-1A                                 1.320% 4/20/05     11,600      11,589/A/
    AFC Home Equity Loan Trust 2002-2                            1.420% 6/25/30      2,801       2,796
    Alpine Partners, L.P. 2000-1A                                1.560% 10/8/09      1,132       1,126/A/
    Argent NIM Trust 2003-N1                                     1.390% 8/25/08     14,500      14,500/A/
    Asset Backed Funding Certificates 2002-WF1                   1.410% 12/25/32     4,122       4,115
    Asset Backed Securities Corporation Home
     Equity Loan Trust 2001-HE3                                  1.390% 11/15/31     4,421       4,420
    Bayview Financial Acquisition Trust 2001-DA                  1.500% 11/25/31       508         509/A/
    CDC Mortgage Capital Trust 2002-HE1                          1.430% 1/25/33      6,199       6,198
    CDC Mortgage Capital Trust 2003-HE1                          1.450% 8/25/33      2,827       2,824
    Centex Home Equity 2000-C                                    1.360% 10/25/30       791         790
    Centex Home Equity 2002-D                                    1.560% 12/25/32     7,984       8,000
    Chase Funding Loan Acquisition Trust 2003-C1                 1.270% 5/25/24     18,512      18,497
    Chase Funding Mortgage Loan Asset-Backed
     Certificates 2000-2                                         1.400% 5/25/30          9           9
    Citibank Credit Card Issuance Trust 2002-C1                  2.100%  2/9/09      2,040       2,051
    Conseco Finance 2000-A                                       1.400% 2/15/31        952         951
    Conseco Finance 2000-C                                       1.490% 12/15/29       145         145
    Countrywide Asset-Backed Certificates 2001-BC2               1.370% 7/25/31        547         548
    Countrywide Asset-Backed Certificates 2003-1                 1.460% 6/25/33      9,755       9,752
    Countrywide Asset-Backed Certificates 2003-3                 1.260% 2/25/22     14,971      14,967
    Countrywide Home Equity Loan Trust 2002-F                    1.470% 11/15/28     5,949       5,952

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued

                                                          % OF            MATURITY
                                                       NET ASSETS  RATE     DATE      PAR          VALUE
                                                       -------------------------------------------------------
Asset-Backed Securities--Continued
  Indexed Securities--Continued
    Countrywide Home Loans Servicing LP
     Asset-Backed Certificates 2003-BC3                            1.430% 9/25/33  $  19,090 $    19,062
    Fannie Mae Grantor Trust 2002-T15                              1.320% 11/26/32     9,782       9,741
    Fleet Home Equity Loan Trust 2003-1                            1.370% 1/20/33     15,956      15,943
    Household Home Equity Loan Trust 2002-1                        1.490% 12/22/31     3,070       3,072
    Household Home Equity Loan Trust 2002-3                        1.570% 7/20/32        954         954
    Korea Asset Funding Ltd. 2000-1A                               3.200% 2/10/09        410         408/A/
    Nextcard Credit Card Master Note Trust 2001-1A                 1.420% 4/16/07        202         190/A/
    Option One Mortgage Loan Trust 2000-2                          1.410% 6/25/30        313         311
    Provident Bank Home Equity Loan Trust 2000-2                   1.390% 8/25/31      1,636       1,632
    Providian Gateway Master Trust 2002-B                          1.820% 6/15/09     14,740   14,792/A/
    Residential Asset Mortgage Products, Inc. 2003-
     RS4                                                           1.450% 5/25/33     14,780      14,767
    Salomon Brothers Mortgage Securities VII
     1999-AQ1                                                      1.440% 4/25/29         35          35
    Salomon Brothers Mortgage Securities VII
     2002-CIT1                                                     1.420% 3/25/32      6,647       6,636
    Southern Pacific Secured Assets Corporation
     1998-2                                                        1.290% 7/25/29        120         120
    Vanderbilt Mortgage Finance Inc. 1999-D                        4.370%  1/7/30      4,100       3,716
    Wachovia Asset Securitization, Inc. 2002-HE1                   1.490% 9/27/32      4,956       4,969
    William Street Funding Corporation 2003-1                      1.410% 4/23/06      9,600    9,612/A/
                                                                                             -----------
                                                                                                 217,473
                                                                                             -----------
  Stripped Securities                                     0.1%
    Diversified REIT Trust 2001-1                                  0.772%  3/8/10     16,000         490/A,I1/
    Oakwood Mortgage Investors Inc. 2001-E                         6.000% 11/15/09     7,199       1,307/I1/
    Truman Capital Mortgage Loan Trust 2002-2                      4.750% 11/25/03    30,401   120/A,I1/
                                                                                             -----------
                                                                                                   1,917
                                                                                             -----------

Total Asset-Backed Securities
   (Identified Cost--$256,606)                                                                   255,823
--------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                                5.5%

  Fixed Rate Securities                                   1.9%
    Asset Securitization Corporation 1996-D2                       6.920% 2/14/29      7,583       8,147
    Banc of America Funding Corporation 2003-1                     6.000% 5/20/33      3,720       3,776
    Blackrock Capital Finance L.P. 1997-R3                         7.220% 11/25/28       258         264/A/
    CBA Mortgage Corporation 1993-C1                               6.720% 12/25/03       285         284/A/
    Commercial Capital Access One, Inc. 2                         12.000% 11/15/27     3,604       1,653
    Commercial Mortgage Asset Trust 1999-C2                        7.546% 1/17/10        330         391
    Criimi Mae Commercial Mortgage Trust 1998-C1                   7.000%  6/2/33        680         744/A/

                                                            % OF           MATURITY
                                                         NET ASSETS  RATE    DATE      PAR          VALUE
                                                         ------------------------------------------------------
Mortgage-Backed Securities--Continued

  Fixed Rate Securities--Continued
    Enterprise Mortgage Acceptance Company 1998-1                   6.110% 1/15/25  $   1,023 $     1,018/A/
    FFCA Secured Lending Corporation 1999-1A                        6.370% 9/18/25        192         196/A/
    GMAC Commercial Mortgage Securities, Inc.
     1998-C1                                                        6.700% 5/15/30     10,800      12,218
    GS Mortgage Securities Corporation II 1998-C1                   6.620% 10/18/30     5,500       6,062
    J.P. Morgan Commercial Mortgage Finance
     Corporation 1999-C8                                            7.400% 7/15/31      2,000       2,327
    Nomura Asset Securities Corporation 1996-MD5                    7.120% 4/13/39      2,000       2,214
    Structured Asset Securities Corporation 1996-CFL                7.750% 2/25/28      5,000       5,716
                                                                                              -----------
                                                                                                   45,010
                                                                                              -----------
  Indexed Securities/G/                                     3.6%
    Bear Stearns Commercial Mortgage Securities, Inc.
     2002-Home                                                      1.720% 12/3/13      4,710       4,693/A/
    COMM 2000-FL2A                                                  1.340% 4/15/11      1,415       1,415/A/
    COMM 2001-FL4A                                                  1.360% 4/15/13      4,636       4,634/A/
    Impac CMB Trust 2002-1                                          1.440% 3/25/32      4,988       4,989
    Impac CMB Trust 2003-7                                          1.440% 7/25/33     10,843      10,843
    J.P. Morgan Commercial Mortgage Finance
     Corporation 2000-FL1                                           1.400% 4/15/10        307         307/A/
    Lehman Brothers Floating Rate Commercial
     Mortgage Trust 2001-LLFA                                       1.360% 8/16/13      3,354       3,354/A/
    Medallion Trust 2000-2G                                         1.340% 12/18/31     1,034       1,034
    MLCC Mortgage Investors, Inc. 2003-B                            1.460% 4/25/28     20,511      20,517
    Morgan Stanley Capital I 2003 XLF                               1.300% 7/15/17     11,277      11,277/A/
    Sequoia Mortgage Trust 4                                        1.480% 4/22/25         47          49
    Wachovia Bank Commercial Mortgage Trust
     2003-WHL2                                                      1.310% 6/15/13     22,200      22,194/A/
    Westpac Securitisation Trust 1999-1G                            1.330% 5/19/30        223         222
                                                                                              -----------
                                                                                                   85,528
                                                                                              -----------
  Stripped Securities                                       N.M.
    FFCA Secured Lending Corporation 1999-1A                        1.734% 9/18/25        818          39/A,I1/
    GMAC Commercial Mortgage Security Inc.
     1999-CTL1                                                      0.918% 12/15/16     2,286          45/A,I1/
    LB-UBS Commercial Mortgage Trust 2001-C3                        0.985% 6/15/36      5,498         306/A,I1/
                                                                                              -----------
                                                                                                      390
                                                                                              -----------

  Variable Rate Securities                                  N.M.
    Securitized Asset Sales, Inc. 1994-4                            4.228% 8/25/33        149         149/J/
                                                                                              -----------
Total Mortgage-Backed Securities
   (Identified Cost--$129,613)                                                                    131,077
---------------------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued

                                                     % OF            MATURITY
                                                  NET ASSETS  RATE     DATE      PAR          VALUE
                                                  -------------------------------------------------------
U.S. Government and Agency Obligations              13.9%

  Fixed Rate Securities                              3.3%
    Fannie Mae                                                6.375% 6/15/09  $     715 $       823/B/
    Fannie Mae                                                6.625% 11/15/10     2,860       3,345
    Fannie Mae                                               10.350% 12/10/15     1,030       1,591
    Freddie Mac                                               2.875% 9/15/06        535         545/B/
    Freddie Mac                                               5.875% 11/15/07       750         835
    Freddie Mac                                               6.750% 3/15/31      6,590       7,823
    Freddie Mac                                               6.250% 7/15/32      7,400       8,278/B/
    Tennessee Valley Authority                                6.750% 11/1/25      1,670       1,986
    Tennessee Valley Authority                                7.125%  5/1/30        840       1,045
    United States Treasury Notes                              1.625% 1/31/05        360         362/B/
    United States Treasury Notes                              2.375% 8/15/06     10,120      10,260/B/
    United States Treasury Notes                              3.250% 8/15/08      1,100       1,123/B/
    United States Treasury Notes                              3.125% 9/15/08     20,920      21,211/B/
    United States Treasury Bonds                             11.875% 11/15/03       730         739/B/
    United States Treasury Bonds                              6.750% 8/15/26      1,600       1,990/B/
    United States Treasury Bonds                              5.250% 11/15/28     9,630       9,977/B/
    United States Treasury Bonds                              5.250% 2/15/29      1,000       1,037
    United States Treasury Bonds                              5.375% 2/15/31      4,755       5,103/B/
                                                                                        -----------
                                                                                             78,073
                                                                                        -----------
  Indexed Securities/K/                              8.2%
    United States Treasury Inflation-Protected
     Security                                                 1.875% 7/15/13     22,288      22,170/B/
    United States Treasury Inflation-Protected
     Security                                                 3.625% 4/15/28     25,161      30,319/B/
    United States Treasury Inflation-Protected
     Security                                                 3.875% 4/15/29    109,658     138,118/B/
    United States Treasury Inflation-Protected
     Security                                                 3.375% 4/15/32      3,305       3,962
                                                                                        -----------
                                                                                            194,569
                                                                                        -----------

  Stripped Securities                                2.4%
    United States Treasury Bonds                              0.000% 11/15/21    93,130      35,963/B,I2/
    United States Treasury Bonds                              0.000% 8/15/27      1,520         423/B,I2/
    United States Treasury Bonds                              0.000% 11/15/27    76,220      20,931/I2/
                                                                                        -----------
                                                                                             57,317
                                                                                        -----------
Total U.S. Government and Agency Obligations
   (Identified Cost--$313,239)                                                              329,959
---------------------------------------------------------------------------------------------------------

                                       % OF                MATURITY
                                    NET ASSETS  RATE         DATE            PAR        VALUE
                                    --------------------------------------------------------------
U.S. Government Agency Mortgage-
 Backed Securities                    34.0%
  Fixed Rate Securities               33.5%
    Fannie Mae                                 6.500%  5/1/14 to 6/1/32   $  16,986 $    17,765
    Fannie Mae                                 6.000%  5/1/16 to 7/1/32      10,254      10,634
    Fannie Mae                                 5.500%  1/1/17 to 4/1/18      18,137      18,778
    Fannie Mae                                 5.000%       8/1/18            5,466       5,605
    Fannie Mae                                 4.500%       10/1/18          50,000      50,406/L/
    Fannie Mae                                 5.000%       10/1/18          68,440       70,10/L/
    Fannie Mae                                 9.500%       11/1/21               5           5
    Fannie Mae                                 7.000%  8/1/29 to 7/1/32      22,265      23,561
    Fannie Mae                                 7.500%       11/1/29             113         121
    Fannie Mae                                 6.000%       10/1/33          28,500      29,409/L/
    Fannie Mae                                 7.000%       10/1/33             500         528/L/
    Freddie Mac                                5.500%       12/1/13             335         349
    Freddie Mac                                7.000%  10/1/16 to 4/1/32      8,074       8,527
    Freddie Mac                                6.000%       10/1/18          12,200      12,692
    Freddie Mac                                6.500%  7/1/29 to 6/1/32      13,656      14,262
    Freddie Mac                                5.000%       10/1/33          62,440      62,421/L/
    Freddie Mac                                5.500%       10/1/33          35,000      35,689/L/
    Government National Mortgage
     Association                               9.500% 1/15/06 to 12/15/10        73          80
    Government National Mortgage
     Association                               7.500% 3/15/23 to 9/15/31      1,256       1,348
    Government National Mortgage
     Association                               7.000% 7/15/23 to 7/15/31      4,186       4,462
    Government National Mortgage
     Association                               6.500% 5/15/28 to 4/15/33     98,498     103,484
    Government National Mortgage
     Association                               6.500%       10/1/28          17,750      18,626/L/
    Government National Mortgage
     Association                               6.000% 1/15/29 to 7/15/33     97,585     101,449
    Government National Mortgage
     Association                               8.000% 12/15/30 to 1/15/31       246         265
    Government National Mortgage
     Association                               6.000%       10/1/31             690         717/L/
    Government National Mortgage
     Association                               5.500%       7/15/33          14,967      15,355
    Government National Mortgage
     Association                               5.000%       10/1/33         186,095     186,444/L/
                                                                                    -----------
                                                                                        793,090
                                                                                    -----------
  Indexed Securities/G/                0.5%
    Fannie Mae                                 1.190%      12/26/21          10,811      10,811
                                                                                    -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued

                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE    PAR      VALUE
                                          -----------------------------------------------
U.S. Government Agency Mortgage-Backed Securities--Continued

  Stripped Securities                        N.M.
    Financing Corporation                             0.000% 11/30/17 $1,250 $    589/I2/
    Financing Corporation                             0.000%  4/5/19     320  138/I2/
                                                                             --------
                                                                                  727
                                                                             --------
Total U.S. Government Agency Mortgage-
   Backed Securities (Identified Cost--$795,668)                              804,628
-----------------------------------------------------------------------------------------
Yankee Bonds/M/                              8.8%

  Banks                                      N.M.
    Royal Bank of Scotland Group plc                  8.817% 3/31/49     230      253
    The Korea Development Bank                        4.250% 11/13/07    200      205/B/
                                                                             --------
                                                                                  458
                                                                             --------
  Cable                                      0.1%
    British Sky Broadcasting Group plc                7.300% 10/15/06    572      640
    Rogers Cable Inc.                                 7.875%  5/1/12     687      747
                                                                             --------
                                                                                1,387
                                                                             --------
  Containers and Packaging                   0.1%
    Cascades Inc.                                     7.250% 2/15/13     591      603/A/
    Cascades Inc.                                     7.250% 2/15/13     825      841/A/
    Norampac Inc.                                     6.750%  6/1/13     572      583/A/
                                                                             --------
                                                                                2,027
                                                                             --------
  Diversified Financial Services             N.M.
    Pemex Finance Ltd.                                9.030% 2/15/11      10       12
                                                                             --------

  Electric                                   0.1%
    Hydro-Quebec                                      6.300% 5/11/11   2,380    2,727
                                                                             --------

  Foreign Governments                        5.1%
    Federative Republic of Brazil                     2.188% 4/15/09   1,242    1,115/G/
    Federative Republic of Brazil                    14.500% 10/15/09  4,560    5,477
    Federative Republic of Brazil                    12.000% 4/15/10   3,240    3,499
    Federative Republic of Brazil                     2.188% 4/15/12   6,180    4,963/G/
    Federative Republic of Brazil                     8.000% 4/15/14   9,642    8,803/B/
    Federative Republic of Brazil                     8.875% 4/15/24     510      409
    Federative Republic of Brazil                    11.000% 8/17/40   6,796    6,422
    Quebec Province                                   7.125%  2/9/24   1,670    2,005
    Quebec Province                                   7.500% 9/15/29     686      870
    Republic of Bulgaria                              8.250% 1/15/15   6,820    7,792/A/
    Republic of Colombia                             10.500%  7/9/10   2,880    3,236

                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE      PAR         VALUE
                                             ------------------------------------------------------
Yankee Bonds--Continued

  Foreign Governments--Continued
    Republic of Colombia                                11.750% 2/25/20  $   4,075 $     4,778
    Republic of Panama                                   9.625%  2/8/11      2,733       3,122
    Republic of Panama                                   9.375% 7/23/12      2,080       2,356
    Republic of Panama                                  10.750% 5/15/20      1,967       2,346
    Republic of Peru                                     5.000%  3/7/17      8,874       8,097/D/
    Republic of Peru                                     5.000%  3/7/17         56          52/D/
    Republic of the Philippines                          9.875% 1/15/19      6,640       7,213
    Republic of the Philippines                         10.625% 3/16/25        240         277/B/
    Russian Federation                                   8.250% 3/31/10        510         576
    Russian Federation                                   5.000% 3/31/30      8,550       8,080/D/
    United Mexican States                                8.375% 1/14/11      8,150       9,698
    United Mexican States                               11.500% 5/15/26     20,830      30,537
                                                                                   -----------
                                                                                       121,723
                                                                                   -----------
  Insurance                                     0.2%
    Atlas Reinsurance PLC                                3.485%  1/7/05        250         251/A,G/
    Korea Deposit Insurance Corp.                        2.500% 12/11/05     2,563       2,895/F/
    PRIME Capital Hurricane Ltd.                         7.610%  1/7/04        270         271/A,G/
    Residential Reinsurance LTD                          6.040%  6/1/05        850         850/G/
                                                                                   -----------
                                                                                         4,267
                                                                                   -----------
  Manufacturing (Diversified)                   1.6%
    Tyco International Group SA                          6.125% 11/1/08        100         104
    Tyco International Group SA                          6.125% 1/15/09        220         230
    Tyco International Group SA                          6.750% 2/15/11        240         253/B/
    Tyco International Group SA                          6.375% 10/15/11     5,580       5,754
    Tyco International Group SA                          7.000% 6/15/28        145         144
    Tyco International Group SA                          6.875% 1/15/29     31,830      31,512/B/
                                                                                   -----------
                                                                                        37,997
                                                                                   -----------
  Media                                         0.1%
    Alliance Atlantis Communications Inc.               13.000% 12/15/09        57          65
    Shaw Communications Inc.                             8.250% 4/11/10         27          30
    Shaw Communications Inc.                             7.250%  4/6/11        630         661
    Shaw Communications Inc.                             7.200% 12/15/11       395         420
    Vivendi Universal SA                                 6.250% 7/15/08        860         886/A/
                                                                                   -----------
                                                                                         2,062
                                                                                   -----------

  Oil and Gas                                   0.1%
    Anderson Exploration Ltd.                            6.750% 3/15/11        620         706
    Western Oil Sands Inc.                               8.375%  5/1/12        608         689
    YPF Sociedad Anonima                                 7.750% 8/27/07      1,000       1,052/B/
                                                                                   -----------
                                                                                         2,447
                                                                                   -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                                     % OF            MATURITY
                                                  NET ASSETS  RATE     DATE       PAR           VALUE
                                                  ---------------------------------------------------------
Yankee Bonds--Continued

  Paper and Forest Products                          N.M.
    Abitibi-Consolidated Inc.                                 8.550%  8/1/10  $     614    $       670/B/
    Abitibi-Consolidated Inc.                                 8.500%  8/1/29         79             80
                                                                                           -----------
                                                                                                   750
                                                                                           -----------
  Services                                           N.M.
    Compagnie Generale de Geophysique SA                     10.625% 11/15/07       136            144
                                                                                           -----------

  Special Purpose                                    1.2%
    Arcel Finance                                             5.984%  2/1/09     10,100         10,988/A/
    Deutsche Telekom International Finance BV                 5.250% 7/22/13      3,505          3,542
    Diageo Capital Plc                                        6.625% 6/24/04      1,400          1,454
    General Motors Nova Scotia Finance Company                6.850% 10/15/08     1,550          1,668
    HSBC Capital Funding LP                                   4.610% 12/29/49     2,090          1,984/A,G/
    PDVSA Finance Ltd.                                        8.500% 11/16/12     1,050            929
    Petrozuata Finance, Inc.                                  8.220%  4/1/17      8,580          7,336/A/
    Redwood Capital II Ltd.                                   4.114%  1/1/04        710            710/A,G/
                                                                                           -----------
                                                                                                28,611
                                                                                           -----------
  Telecommunications                                 0.1%
    British Telecommunications plc                            8.375% 12/15/10     1,075          1,322
    British Telecommunications plc                            8.875% 12/15/30       520            682
                                                                                           -----------
                                                                                                 2,004
                                                                                           -----------
  Transportation                                     0.1%
    Teekay Shipping Corporation                               8.875% 7/15/11      1,219          1,347
                                                                                           -----------
Total Yankee Bonds (Identified Cost--$185,467)                                                 207,963
-----------------------------------------------------------------------------------------------------------
Foreign Government Obligations                       4.5%

  Fixed Rate Securities                              4.5%
    Federal Republic of Germany                               3.750%  1/4/09     57,340/N/      68,316
    Federal Republic of Germany                               5.000%  1/4/12     17,775/N/      22,341
    Federal Republic of Germany                               5.500%  1/4/31     11,240/N/      14,387
    Statens Bostadsfinansier                                  5.500% 3/15/06       8,50/O/       1,145
                                                                                           -----------
                                                                                               106,189
                                                                                           -----------
Total Foreign Government Obligations
   (Identified Cost--$94,827)                                                                  106,189
-----------------------------------------------------------------------------------------------------------

                                                          % OF            MATURITY
                                                       NET ASSETS  RATE     DATE        PAR           VALUE
                                                       ----------------------------------------------------------
Foreign Corporate Bonds                                   0.1%

  Banking and Finance                                     0.1%
    AB Spintab                                                     5.750% 6/15/05  $   9,200/O/  $     1,234
                                                                                                 -----------
Total Foreign Corporate Bonds
   (Identified Cost--$930)                                                                             1,234
-----------------------------------------------------------------------------------------------------------------
Preferred Stocks                                          0.1%

    Home Ownership Funding Corporation                            13.331%                 13 shs         694/A,D/
    Home Ownership Funding Corporation                            13.338%                  9             481/A,D/
                                                                                                 -----------
Total Preferred Stocks (Identified Cost--$1,518)                                                       1,175
-----------------------------------------------------------------------------------------------------------------
Options Purchased/P/                                      N.M.

    BellSouth Telecommunications Inc.
     Call, July 2006, Strike Price $97.72                                             500/Q/              15
    International Business Machines Corporation
     Call, July 2006, Strike Price $99.90                                             500/Q/              20
                                                                                                 -----------
Total Options Purchased (Identified Cost--$18)                                                            35
                                                                                                 -----------
Total Long-Term Securities
   (Identified Cost--$2,292,237)                                                                   2,382,473
-----------------------------------------------------------------------------------------------------------------
Investment of Proceeds From Securities
 Lending                                                 11.9%

    State Street Navigator Securities Lending Prime
     Portfolio                                                                       280,998 shs     280,998
                                                                                                 -----------
Total Investment of Proceeds From Securities
   Lending (Identified Cost--$280,998)                                                               280,998
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities                                    17.6%

  U.S. Government and Agency Obligations                  0.6%
    Fannie Mae                                                     0.000% 10/22/03 $   2,500           2,499/C,R/
    Fannie Mae                                                     0.000% 10/22/03     3,000           2,998/C,R/
    Fannie Mae                                                     0.000% 10/22/03     9,240           9,233/C,R/
                                                                                                 -----------
                                                                                                      14,730
                                                                                                 -----------

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                                                                    % OF
                                                                                 NET ASSETS     PAR         VALUE
                                                                                 ------------------------------------
Short-Term Securities--Continued
  Options Purchased/P/                                                               0.1%
    Euribor Futures Call, December 2003, Strike Price EUR 94.74                                   513/P/ $     1,926
    Euribor Futures Put, December 2003, Strike Price EUR 96.75                                  1,250/P/           0
    Euribor Futures Put, March 2004, Strike Price EUR 96.125                                    2,500/P/           0
    Euribor Futures Put, March 2004, Strike Price EUR 97.25                                       125/P/           1
    Eurodollar Futures Call, December 2003, Strike Price $99.50                                 2,848/P/           7
    Eurodollar Futures Put, December 2003, Strike Price $95.50                                    120/P/           0
    Eurodollar Futures Put, December 2003, Strike Price $97.50                                  2,005/P/          10
    Sterling Futures Put, March 2004, Strike Price GBP 94.25                                      750/P/          62
                                                                                                               2,006
  Repurchase Agreements                                                             16.9%
    Goldman, Sachs & Company
     1.08%, dated 9/30/03, to be repurchased at $193,606 on 10/1/03
     (Collateral: $197,975 Fannie Mae zero coupon notes, due 12/17/03,
     value $197,553)                                                                        $ 193,600        193,600
    Merrill Lynch Government Securities, Inc.
     1.10%, dated 9/30/03, to be repurchased at $206,903 on 10/1/03
     (Collateral: $83,390 Resolution Funding Corp. principal-only securities, due 7/15/20, value $33,148; $496,330 Resolution Funding Corp. interest-
     only securities, due 10/15/15 to 10/15/29, value $161,297; $50,000
     Financing Corp. principal-only securities, due 9/26/19, value $20,563)                   206,897        206,897
                                                                                                         -----------
                                                                                                             400,497
                                                                                                         -----------
Total Short-Term Securities (Identified Cost--$416,009)                                                      417,233
---------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$2,989,244)                                   130.2 %                  3,080,704
Receivable for Securities Sold                                                      2.1 %                     50,229
Payable for Securities Purchased                                                  (21.5)%                   (508,573)
Obligation to Return Collateral for Securities Loaned                             (11.9)%                   (280,998)
Other Assets Less Liabilities                                                       1.1 %                     25,062
                                                                                                         -----------

Net assets                                                                                               $ 2,366,424
                                                                                                         ===========


Net assets consist of:
Accumulated paid-in capital applicable to:
  223,349 Institutional Class shares outstanding                       $2,262,273
      246 Financial Intermediary Class shares outstanding                   2,585
Under/(Over) distributed net investment income                             (7,145)
Accumulated net realized gain/(loss) on investments, options,
 futures, swaps and currency transactions                                  18,463
Unrealized appreciation/(depreciation) of investments, options,
 futures, swaps and currency translations                                  90,248
                                                                       ----------

Net assets                                                      100.0% $2,366,424
                                                                       ==========

Net asset value per share:
  Institutional Class                                                      $10.58
                                                                           ======
  Financial Intermediary Class                                             $10.59
                                                                           ======

                                                                              ACTUAL    APPRECIATION/
                                                               EXPIRATION    CONTRACTS  (DEPRECIATION)
                                                             -----------------------------------------
  Futures Contracts Purchased/O/
    Canadian Dollar Futures                                  November 2003          318    $   373
    Canadian Government Bond Futures                         December 2003          450        585
    Euribor Futures                                          September 2004       1,600      1,433
    German Government Bond Futures                           December 2003          342        767
    German Government Bond Futures                           December 2003           10         23
    LIBOR Futures                                            June 2004              366       (547)
    LIBOR Futures                                            March 2004             373       (220)
    U.S. Treasury Note Futures                               December 2003        1,839      2,902
    U.S. Treasury Note Futures                               December 2003        1,345        563
    U.S. Treasury Bond Futures                               December 2003           13          1
                                                                                           -------
                                                                                           $ 5,880
                                                                                           =======
  Futures Contracts Written/O/
    Eurodollar Futures                                       September 2004          39    $   (20)
    Japanese Yen Futures                                     December 2003          242       (428)
                                                                                           -------
                                                                                           $  (448)
                                                                                           =======
  Options Written/O/
    Deutsche Bank Swaption Put, Strike Price $100.00         August 2004     16,800,000    $   447
    Deutsche Bank Swaption Put, Strike Price $100.00         September 2004 129,700,000        818
    Eurodollar Futures Put, Strike Price $99.50              March 2004              57         16
    U.S. Treasury Bond Futures Call, Strike Price $112.00    December 2003        1,000     (1,813)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio--Continued


                                                                            ACTUAL   APPRECIATION/
                                                              EXPIRATION   CONTRACTS (DEPRECIATION)
                                                             --------------------------------------
  Options Written--Continued
    U.S. Treasury Bond Futures Call, Strike Price $116.00    March 2004        510      $  (428)
    U.S. Treasury Note Futures Call, Strike Price $113.00    December 2003   1,768       (2,804)
    U.S. Treasury Note Futures Call, Strike Price $115.00    December 2003     827         (607)
    U.S. Treasury Note Futures Call, Strike Price $116.00    December 2003     203           56
    U.S. Treasury Note Futures Call, Strike Price $120.00    December 2003     517          261
    U.S. Treasury Note Futures Put, Strike Price $109.00     December 2003     100           30
    U.S. Treasury Note Futures Put, Strike Price $111.00     December 2003     967          485
                                                                                        -------
                                                                                        $(3,539)
                                                                                        =======

---------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 7.3% of net assets.
/B/All or a portion of these securities is on loan. See Note 4 to the financial statements.
/C/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/D/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/E/Bond is in default at September 30, 2003.
/F/Convertible bond - Bond may be converted into the issuer's common stock. /G/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"), the Consumer Price Index ("CPI"), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2003.
/H/Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
/I/Stripped security - Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
/J/The coupon rates shown on variable securities are the rates at September 30, 2003. These rates vary with the weighted average coupon of the underlying loans.
/K/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/L/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/M/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/N/Denominated in euro currency.
/O/Denominatedin Swedish krona.
/P/Options and futures are described in more detail in the notes to financial statements.
/Q/Represents actual number of contracts.
/R/Collateral to cover futures contracts.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

                                                                % OF           MATURITY
                                                             NET ASSETS  RATE    DATE     PAR        VALUE
                                                             -------------------------------------------------
Long-Term Securities                                           114.0%

Corporate Bonds and Notes                                        3.0%

 Banking and Finance                                             1.1%
   General Motors Acceptance Corporation                                3.140%  3/4/05  $  3,500 $  3,543/A,B/
                                                                                                 --------

 Diversified Financial Services                                  1.0%
   CIT Group Inc.                                                       2.610% 1/31/05     3,200    3,251/A/
                                                                                                 --------

 Investment Banking/Brokerage                                    0.9%
   J.P. Morgan & Co. Incorporated                                       6.773% 2/15/12     2,690    2,820/A/
                                                                                                 --------
Total Corporate Bonds and Notes (Identified Cost--$9,374)                                           9,614
--------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                         11.2%

 Fixed Rate Securities                                           N.M.
   USAA Auto Owner Trust 2002-1                                         1.950% 3/15/05       131      131
                                                                                                 --------

 Indexed Securities/A/                                          11.2%
   Ace Securities Corp. Home Equity Loan Trust 2003-HS1                 1.490% 6/25/33     3,515    3,518
   AmeriCredit Automobile Receivables Trust 2000-B                      1.320%  4/5/07       409      409
   Ameriquest Mortgage Securities, Inc. 2002-5                          1.590% 2/25/33     2,400    2,404
   Ameriquest Mortgage Securities, Inc. 2002-AR3                        1.490% 10/25/33    1,173    1,173
   AQ Finance NIM Trust 2003-N10A                                       1.370% 8/25/08     3,320    3,320
   ARG Funding Corp. 1999-3A                                            1.000% 8/20/05     3,200    3,204
   ARG Funding Corp. 2001-2A                                            1.350% 3/20/06     1,100    1,098
   Bear Stearns Asset Backed Securities, Inc. 2003-ABF1                 1.490% 2/25/31     3,230    3,195
   Chase Funding Mortgage Loan Asset-Backed Certificates
     2002-4                                                             1.490% 10/25/32    2,330    2,331
   Countrywide Asset Backed Certificates 2002-1                         1.400% 8/25/32       526      526
   EMC Mortgage Loan Trust ABS Security 2002-B                          1.660% 11/25/41    3,520    3,520
   EQCC Trust 2002                                                      1.420% 11/25/31    1,412    1,413
   Home Equity Mortgage Trust 2003-5                                    1.540% 1/15/36     3,170    3,170
   IndyMac Home Equity Loan Asset-Backed Trust 2003-A                   1.280% 9/25/19     1,176    1,177
   Residential Asset Mortgage Products, Inc. 2003-RS2                   1.460% 3/25/33       989      989
   Structured Asset Investment Loan Trust 2003-BC7                      1.240% 7/25/33     1,156    1,155
   Structured Asset Investment Loan Trust 2003-BC8                      1.260% 8/25/10     3,540    3,541
                                                                                                 --------
                                                                                                   36,143
                                                                                                 --------
Total Asset-Backed Securities (Identified Cost--$36,312)                                           36,274
--------------------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio--Continued


                                                               % OF           MATURITY
                                                            NET ASSETS  RATE    DATE     PAR       VALUE
                                                            -----------------------------------------------
Mortgage-Backed Securities                                     3.7%

  Indexed Securities/A/                                        3.7%
    Crusade Global Trust 2003-2                                        1.330% 9/18/34  $  3,300 $  3,300
    CS First Boston Mortgage Securities Corp. 2001-28                  1.770% 11/25/31    3,113    3,129
    CS First Boston Mortgage Securities Corp. 2003-TFLA1               1.390% 4/15/13       500      500
    GSRPM Mortgage Loan Trust Series 2003-2                            1.820% 6/25/33     3,457    3,458
    Merrill Lynch Mortgage Investors, Inc. 2003-F                      2.899% 10/25/33    1,600    1,648
                                                                                                --------
Total Mortgage-Backed Securities
   (Identified Cost--$12,026)                                                                     12,035
-----------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations                        90.4%

  Fixed Rate Securities                                        2.5%
    Tennessee Valley Authority                                         3.842% 1/15/07     7,428    8,076
                                                                                                --------

  Indexed Securities/C/                                       87.9%
    United States Treasury Inflation-Protected Security                3.895% 1/15/07    12,617   13,878/B/
    United States Treasury Inflation-Protected Security                4.103% 1/15/08    30,745   34,497/B/
    United States Treasury Inflation-Protected Security                4.321% 1/15/09    22,953   26,220
    United States Treasury Inflation-Protected Security                4.620% 1/15/10    25,587   30,033/B/
    United States Treasury Inflation-Protected Security                3.678% 1/15/11    15,595   17,647/B/
    United States Treasury Inflation-Protected Security                3.375% 1/15/12    13,412   15,092/B/
    United States Treasury Inflation-Protected Security                3.050% 7/15/12    26,568   29,101
    United States Treasury Inflation-Protected Security                1.866% 7/15/13     9,262    9,212/B/
    United States Treasury Inflation-Protected Security                4.134% 4/15/28    37,509   45,198/B/
    United States Treasury Inflation-Protected Security                4.345% 4/15/29    41,244   51,948/B/
    United States Treasury Inflation-Protected Security                3.509% 4/15/32     9,283   11,129
                                                                                                --------
                                                                                                 283,955
                                                                                                --------
Total U.S. Government and Agency Obligations
   (Identified Cost--$278,577)                                                                   292,031
-----------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
 Securities                                                    5.7%

  Fixed Rate Securities                                        5.7%
    Freddie Mac                                                        5.000% 10/15/33   18,400   18,394/D/
                                                                                                --------
Total U.S. Government Agency Mortgage-Backed
 Securities (Identified Cost--$17,788)                                                            18,394
                                                                                                --------
Total Long-Term Securities (Identified Cost--$354,077)                                           368,348
-----------------------------------------------------------------------------------------------------------

                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE       PAR          VALUE
                                                   -----------------------------------------------------
Investment of Proceeds From Securities Lending        25.1%

  State Street Navigator Securities Lending Prime
   Portfolio                                                                    81,123 shs $ 81,123
                                                                                           --------
Total Investment of Proceeds From Securities
   Lending (Identified Cost--$81,123)                                                        81,123
--------------------------------------------------------------------------------------------------------
Short-Term Securities                                  0.5%

  U.S. Government and Agency Obligations               0.5%
    Fannie Mae                                                0.000% 10/22/03 $    560          559/E,F/
    Fannie Mae                                                0.000% 10/22/03      500          500/E,F/
    Fannie Mae                                                0.000% 10/22/03      400          400/E,F/
                                                                                           --------
Total Short-Term Securities (Identified Cost--$1,459)                                         1,459
--------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$436,659)        139.6%                                 450,930
Payable for Securities Purchased                    (15.4)%                                 (49,582)
Obligation to Return Collateral for Securities
 Loaned                                             (25.1)%                                 (81,123)
Other Assets Less Liabilities                          0.9%                                   2,834
                                                                                           --------

Net assets consist of:
Accumulated paid-in capital applicable to
  29,113 Institutional Class shares outstanding                               $299,381
Accumulated net realized gain/(loss) on investments,
 options, futures and swaps                                                      9,747
Unrealized appreciation/(depreciation) of investments,
 options, futures and swaps                                                     13,931
                                                                              --------

Net assets                                           100.0%                                $323,059
                                                                                           ========

Net asset value per share:
  Institutional Class                                                                        $11.10
                                                                                             ======

Semi-Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio--Continued


                                                                        ACTUAL    APPRECIATION/
                                                          EXPIRATION   CONTRACTS  (DEPRECIATION)
                                                        ----------------------------------------
  Futures Contracts Written/G/
    U.S. Treasury Bond Futures                          December 2003          85     $(324)
    U.S. Treasury Note Futures                          December 2003          85      (183)
                                                                                      -----
                                                                                      $(507)
                                                                                      =====
  Options Written/G/
    Deutsche Bank Swaption Put, Strike Price $100.00    September 2004 25,600,000     $ 159
                                                                                      =====

------------------------------------------------------------------------------------------------

/A/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the Consumer Price Index ("CPI"). The coupon rates are the rates as of September 30, 2003.
/B/All or a portion of this security is on loan. See Note 4 to the financial statements.
/C/Treasury Inflation-Protected Security - Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
/D/When-issued security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
/E/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/F/Collateral to cover futures contracts.
/G/Options and futures are described in more detail in the notes to financial statements.
See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset High Yield Portfolio


                                             % OF            MATURITY
                                          NET ASSETS  RATE     DATE    PAR      VALUE
                                          -----------------------------------------------
Long-Term Securities                        98.8%

Corporate Bonds and Notes                   89.2%

  Advertising                                0.7%
    Vertis Inc.                                       9.750%  4/1/09  $  285 $     300/A/
    Vertis Inc.                                      10.875% 6/15/09     830       853
                                                                             ---------
                                                                                 1,153
                                                                             ---------
  Aerospace/Defense                          1.4%
    Armor Holdings Incorporated                       8.250% 8/15/13     640       677/A/
    Esterline Technologies Corporation                7.750% 6/15/13     765       811/A/
    L-3 Communications Corp.                          7.625% 6/15/12     756       818
                                                                             ---------
                                                                                 2,306
                                                                             ---------
  Animal Hospitals                           0.4%
    Vicar Operating, Inc.                             9.875% 12/1/09     530       588
                                                                             ---------

  Apparel                                    1.6%
    Oxford Industries, Inc.                           8.875%  6/1/11     734       782/A/
    Russell Corporation                               9.250%  5/1/10     756       801
    The William Carter Company                       10.875% 8/15/11     900     1,004
                                                                             ---------
                                                                                 2,587
                                                                             ---------
  Auto Parts and Equipment                   1.9%
    American Axle & Manufacturing Inc.                9.750%  3/1/09     874       941
    Cummins Inc.                                      6.450%  3/1/05      30        31
    Cummins Inc.                                      9.500% 12/1/10   1,001     1,141/A/
    Lear Corporation                                  7.960% 5/15/05      69        74
    TRW Automotive                                    9.375% 2/15/13     284       319/A/
    TRW Automotive                                   11.000% 2/15/13     452       527/A/
                                                                             ---------
                                                                                 3,033
                                                                             ---------
  Automotive Retailer                        0.9%
    Asbury Automotive Group Inc.                      9.000% 6/15/12   1,387     1,387
                                                                             ---------

  Building Materials                         2.3%
    American Standard, Inc.                           7.375%  2/1/08      31        34
    Collins & Aikman Floor Cover                      9.750% 2/15/10     917       967
    Koppers Inc.                                      9.875% 10/15/13  1,080     1,095
    Nortek Holdings, Inc.                             9.125%  9/1/07     260       268
    Nortek Holdings, Inc.                             8.875%  8/1/08   1,189     1,230
                                                                             ---------
                                                                                 3,594
                                                                             ---------

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                               % OF            MATURITY
                                            NET ASSETS  RATE     DATE     PAR      VALUE
                                            ------------------------------------------------
Corporate Bonds and Notes--Continued

  Cable                                        2.6%
    Charter Communications Holdings, LLC                8.625%  4/1/09  $ 1,523 $   1,165
    Charter Communications Holdings, LLC                0.000% 1/15/12      861       443/B/
    Charter Communications, Inc.                       10.250% 9/15/10      640       645
    CSC Holdings Inc.                                   7.875% 12/15/07     225       230
    CSC Holdings Inc.                                   7.625%  4/1/11      327       326
    Insight Communications Company, Inc.                0.000% 2/15/11      900       659/B/
    LodgeNet Entertainment Corporation                  9.500% 6/15/13      613       650
                                                                                ---------
                                                                                    4,118
                                                                                ---------
  Casino Resorts                               3.2%
    Coast Hotels & Casinos Incorporated                 9.500%  4/1/09      730       779
    Harrah's Operating Company, Inc.                    7.875% 12/15/05     970     1,050
    Mandalay Resort Group                               9.500%  8/1/08      157       180
    Mandalay Resort Group                               9.375% 2/15/10      200       230
    MGM MIRAGE                                          9.750%  6/1/07      186       211
    MGM MIRAGE                                          8.500% 9/15/10      145       163
    Mirage Resorts, Incorporated                        7.250% 10/15/06     328       350
    Park Place Entertainment Corporation                7.875% 12/15/05      75        80
    Park Place Entertainment Corporation                8.500% 11/15/06     370       403
    Park Place Entertainment Corporation                9.375% 2/15/07      124       137
    Park Place Entertainment Corporation                8.875% 9/15/08      132       146
    Station Casinos, Inc.                               9.875%  7/1/10      718       794
    Wynn Las Vegas LLC                                 12.000% 11/1/10      554       632
                                                                                ---------
                                                                                    5,155
                                                                                ---------
  Chemicals                                    5.8%
    FMC Corporation                                    10.250% 11/1/09      466       531
    Georgia Gulf Corporation                           10.375% 11/1/07      492       520
    Huntsman International Holdings LLC                 0.000% 12/31/09   2,565     1,013/C/
    Huntsman International LLC                          9.875%  3/1/09      733       770
    Huntsman International LLC                         10.125%  7/1/09      272       258
    IMC Global Inc.                                    10.875%  6/1/08      413       430
    IMC Global Inc.                                    11.250%  6/1/11      205       213
    IMC Global Inc.                                    10.875%  8/1/13      140       145
    Lyondell Chemical Company                           9.625%  5/1/07    1,072     1,018
    Lyondell Chemical Company                           9.500% 12/15/08     151       140
    MacDermid, Incorporated                             9.125% 7/15/11      781       863
    Millennium America Inc.                             7.000% 11/15/06     121       118
    Millennium America Inc.                             9.250% 6/15/08      878       911
    Rockwood Specialties, Inc.                         10.625% 5/15/11      590       628/A/

                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE     PAR       VALUE
                                             --------------------------------------------------
Corporate Bonds and Notes--Continued

  Chemicals--Continued
    Solutia Inc.                                         6.720% 10/15/37 $   730 $     701
    Westlake Chemical Corporation                        8.750% 7/15/11      890       923/A/
                                                                                 ---------
                                                                                     9,182
                                                                                 ---------
  Coal                                          0.5%
    Peabody Energy Corporation                           6.875% 3/15/13      746       778
                                                                                 ---------

  Commercial/Industrial Services                0.6%
    Johnsondiversey Inc.                                 0.000% 5/15/13    1,390       966/A,B/
                                                                                 ---------

  Computer Services and Systems                 0.4%
    Unisys Corporation                                   8.125%  6/1/06       79        86
    Unisys Corporation                                   6.875% 3/15/10      539       560
                                                                                 ---------
                                                                                       646
                                                                                 ---------
  Consumer Products                             0.4%
    Rayovac Corporation                                  8.500% 10/1/13      620       639/A/
                                                                                 ---------

  Containers and Packaging                      0.5%
    Graphic Packaging International Corp.                9.500% 8/15/13      710       779/A/
                                                                                 ---------

  Diversified Services                          0.5%
    SPX Corporation                                      7.500%  1/1/13      745       784
                                                                                 ---------

  Electric                                      4.7%
    Orion Power Holdings, Inc.                          12.000%  5/1/10    1,753     1,981
    Reliant Resources, Inc.                              9.250% 7/15/10      398       360/A/
    Southern California Edison Company                   8.000% 2/15/07      760       849/A/
    The AES Corporation                                 10.000% 7/15/05    1,135     1,169/A/
    The AES Corporation                                  8.375% 8/15/07      150       146
    The AES Corporation                                  8.500% 11/1/07      477       464
    The AES Corporation                                  8.750% 6/15/08      455       456
    The AES Corporation                                  9.500%  6/1/09      543       559
    The AES Corporation                                  8.875% 2/15/11       19        19
    The AES Corporation                                  9.000% 5/15/15    1,345     1,423/A/
                                                                                 ---------
                                                                                     7,426
                                                                                 ---------
  Energy                                        3.1%
    Calpine Corporation                                  7.625% 4/15/06      510       403
    Calpine Corporation                                  8.750% 7/15/07      500       372
    Calpine Corporation                                  7.750% 4/15/09       40        27

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE     PAR      VALUE
                                               ------------------------------------------------
Corporate Bonds and Notes--Continued

  Energy--Continued
    Calpine Corporation                                    8.625% 8/15/10  $ 1,885 $   1,329
    Calpine Corporation                                    8.500% 2/15/11      279       197
    Calpine Corporation                                    8.750% 7/15/13    1,120     1,025/A/
    Illinois Power Company                                11.500% 12/15/10     160       186
    PG&E Corporation                                       6.875% 7/15/08    1,320     1,386/A/
                                                                                   ---------
                                                                                       4,925
                                                                                   ---------
  Entertainment                                   0.3%
    Six Flags, Inc.                                        9.750% 6/15/07      480       472
                                                                                   ---------

  Environmental Services                          1.0%
    Allied Waste North America Incorporated                8.500% 12/1/08    1,417     1,530
    Safety-Kleen Corp.                                     9.250% 5/15/09    1,418        71/D/
                                                                                   ---------
                                                                                       1,601
                                                                                   ---------
  Food, Beverage and Tobacco                      2.0%
    Cott Beverages Incorporated                            8.000% 12/15/11     786       846
    DIMON Incorporated                                     9.625% 10/15/11     949     1,056
    DIMON Incorporated                                     7.750%  6/1/13       16        16/A/
    R.J. Reynolds Tobacco Holdings, Inc.                   7.750% 5/15/06      346       345
    Smithfield Foods, Inc.                                 8.000% 10/15/09     770       840
    Smithfield Foods, Inc.                                 7.750% 5/15/13       40        43/A/
                                                                                   ---------
                                                                                       3,146
                                                                                   ---------
  Gaming                                          2.7%
    Argosy Gaming Company                                  9.000%  9/1/11      703       764
    Boyd Gaming Corporation                                9.250% 10/1/03      517       517
    Boyd Gaming Corporation                                7.750% 12/15/12     221       228
    Horseshoe Gaming Holding Corp.                         8.625% 5/15/09    1,150     1,232
    Mohegan Tribal Gaming Authority                        8.125%  1/1/06       70        76
    Mohegan Tribal Gaming Authority                        6.375% 7/15/09      700       706/A/
    Pinnacle Entertainment, Inc.                           9.250% 2/15/07      760       776
                                                                                   ---------
                                                                                       4,299
                                                                                   ---------
  Gas and Pipeline Utilities                      6.8%
    ANR Pipeline, Inc.                                     8.875% 3/15/10      243       260
    ANR Pipeline, Inc.                                     9.625% 11/1/21      704       766
    Dynegy Holdings Inc.                                   8.750% 2/15/12      603       552
    Dynegy Holdings Inc.                                  10.125% 7/15/13      970     1,023/A/
    GulfTerra Energy Partners, L.P.                       10.625% 12/1/12      494       579
    Northwest Pipelines Corporation                        8.125%  3/1/10      210       228
    Plains Exploration & Production Company                7.750% 10/15/12     582       640

                                                           % OF            MATURITY
                                                        NET ASSETS  RATE     DATE     PAR      VALUE
                                                        ------------------------------------------------
Corporate Bonds and Notes--Continued

  Gas and Pipeline Utilities--Continued
    Southern Natural Gas Company                                    8.875% 3/15/10  $   325 $     348
    Southern Natural Gas Company                                    8.000%  3/1/32    1,848     1,797
    The Williams Companies, Inc.                                    9.250% 3/15/04      830       847
    The Williams Companies, Inc.                                    6.750% 1/15/06    1,110     1,115
    The Williams Companies, Inc.                                    8.625%  6/1/10      500       531
    The Williams Companies, Inc.                                    8.125% 3/15/12      118       123
    The Williams Companies, Inc.                                    7.500% 1/15/31      284       253
    The Williams Companies, Inc.                                    8.750% 3/15/32      678       669
    Transcontinental Gas Pipeline Corporation                       7.000% 8/15/11      272       279
    Transcontinental Gas Pipeline Corporation                       8.875% 7/15/12      698       790
                                                                                            ---------
                                                                                               10,800
                                                                                            ---------
  Health Care                                              1.1%
    Tenet Healthcare Corporation                                    5.375% 11/15/06      66        65
    Tenet Healthcare Corporation                                    5.000%  7/1/07      459       441
    Tenet Healthcare Corporation                                    6.375% 12/1/11      136       130
    Tenet Healthcare Corporation                                    7.375%  2/1/13    1,203     1,212
                                                                                            ---------
                                                                                                1,848
                                                                                            ---------
  Homebuilding                                             1.1%
    Schuler Homes, Inc.                                             9.375% 7/15/09      307       343
    Schuler Homes, Inc.                                            10.500% 7/15/11      430       488
    The Ryland Group, Inc.                                          9.750%  9/1/10      473       540
    WCI Communities, Inc.                                           7.875% 10/1/13      310       311/A/
                                                                                            ---------
                                                                                                1,682
                                                                                            ---------
  Insurance                                                0.7%
    Willis Corroon Corporation                                      9.000%  2/1/09      987     1,043
                                                                                            ---------

  Lodging/Hotels                                           2.7%
    Extended Stay America, Inc.                                     9.150% 3/15/08      547       571
    Extended Stay America, Inc.                                     9.875% 6/15/11      538       594
    Felcor Lodging LP                                              10.000% 9/15/08      378       406
    Hilton Hotels Corporation                                       7.950% 4/15/07      109       119
    Host Marriott Corporation                                       7.875%  8/1/05      837       858
    Host Marriott Corporation                                       9.250% 10/1/07      135       147
    Host Marriott Corporation                                       7.875%  8/1/08      420       432
    ITT Corporation                                                 6.750% 11/15/05     200       211
    Meristar Hospitality Operating Partnership, L.P.               10.500% 6/15/09      370       400
    Starwood Hotels & Resorts Worldwide, Inc.                       7.375%  5/1/07      540       579
                                                                                            ---------
                                                                                                4,317
                                                                                            ---------

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                                 % OF            MATURITY
                                              NET ASSETS  RATE     DATE     PAR      VALUE
                                              ------------------------------------------------
Corporate Bonds and Notes--Continued

  Machinery                                      4.1%
    AGCO Corporation                                      9.500%  5/1/08  $ 1,105 $   1,193
    Case New Holland Incorporated                         9.250%  8/1/11    1,090     1,172/A/
    Case New Holland Incorporated                         9.250%  8/1/11      390       419/A/
    Grant Prideco, Inc.                                   9.000% 12/15/09     692       746
    Joy Global Inc.                                       8.750% 3/15/12      737       813
    NMHG Holdings Co.                                    10.000% 5/15/09      954     1,049
    Terex Corporation                                     8.875%  4/1/08      125       131
    Terex Corporation                                    10.375%  4/1/11      183       205
    Terex Corporation                                     9.250% 7/15/11      750       821
                                                                                  ---------
                                                                                      6,549
                                                                                  ---------
  Manufacturing (Diversified)                    3.0%
    Atrium Companies, Inc.                               10.500%  5/1/09    1,068     1,143
    Hexcel Corporation                                    9.875% 10/1/08      736       812
    Hexcel Corporation                                    9.750% 1/15/09      220       229
    Interface, Inc.                                       7.300%  4/1/08      411       371
    Interface, Inc.                                      10.375%  2/1/10      907       909
    Jacuzzi Brands Incorporated                           9.625%  7/1/10    1,216     1,262/A/
                                                                                  ---------
                                                                                      4,726
                                                                                  ---------
  Media                                          2.1%
    American Media Operations Incorporated                8.875% 1/15/11      735       787
    Brill Media Company, LLC                              0.000% 12/15/07   1,000       560/D/
    Emmis Communications Corporation                      8.125% 3/15/09      596       621
    Paxson Communications Corporation                    10.750% 7/15/08      320       338
    Paxson Communications Corporation                     0.000% 1/15/09      237       188/B/
    Sinclair Broadcast Group, Inc.                        8.750% 12/15/11     730       794
                                                                                  ---------
                                                                                      3,288
                                                                                  ---------
  Medical Care Facilities                        2.2%
    Ardent Health Services Incorporated                  10.000% 8/15/13      810       848/A/
    Extendicare Health Services Inc.                      9.350% 12/15/07     442       455
    Extendicare Health Services, Inc.                     9.500%  7/1/10      231       251
    HCA Inc.                                              6.910% 6/15/05      150       158
    HCA Inc.                                              7.875%  2/1/11      546       610
    HCA Inc.                                              6.300% 10/1/12      367       374
    Triad Hospitals, Inc.                                 8.750%  5/1/09      780       848
                                                                                  ---------
                                                                                      3,544
                                                                                  ---------

                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE     PAR      VALUE
                                               ------------------------------------------------
Corporate Bonds and Notes--Continued

  Medical Products                                1.3%
    ALARIS Medical Systems Inc.                            7.250%  7/1/11  $   324 $     326
    Bio-Rad Laboratories Inc.                              7.500% 8/15/13      750       787/A/
    Fresenius Medical Care Capital Trust II                7.875%  2/1/08      917       954/E/
                                                                                   ---------
                                                                                       2,067
                                                                                   ---------
  Medical Supplies/Services                       0.6%
    AmeriPath Inc.                                        10.500%  4/1/13      740       792
    Fisher Scientific International Inc.                   8.125%  5/1/12      160       170
                                                                                   ---------
                                                                                         962
                                                                                   ---------
  Metals                                          0.1%
    Kaiser Aluminum & Chemical                            12.750%  2/1/49    1,780       142/D/
                                                                                   ---------

  Oil and Gas                                     4.8%
    Amerigas Partners LP                                   8.875% 5/20/11      572       613
    Chesapeake Energy Corporation                          8.375% 11/1/08       64        69
    Chesapeake Energy Corporation                          9.000% 8/15/12      616       693
    El Paso CGP Co.                                        7.750% 6/15/10    1,190       988
    El Paso Corporation                                    6.950% 12/15/07     535       468
    El Paso Corporation                                    7.875% 6/15/12      428       360
    El Paso Corporation                                    7.750% 1/15/32      225       167
    El Paso Energy Partners                                8.500%  6/1/11      214       231
    Frontier Escrow Corporation                            8.000% 4/15/13      808       820/A/
    Magnum Hunter Resources, Inc.                         10.000%  6/1/07      201       208
    Parker & Parsley Petroleum Company                     8.875% 4/15/05       35        38
    Pioneer Natural Resources Company                      9.625%  4/1/10      147       183
    The Houston Exploration Company                        7.000% 6/15/13      317       316/A/
    Tom Brown, Inc.                                        7.250% 9/15/13      370       383/E/
    Universal Compression, Inc.                            7.250% 5/15/10      848       873
    Vintage Petroleum, Inc.                                7.875% 5/15/11      522       542
    Vintage Petroleum, Inc.                                8.250%  5/1/12      110       118
    Westport Resources Corporation                         8.250% 11/1/11      258       282
    Westport Resources Corporation                         8.250% 11/1/11      226       247/A/
                                                                                   ---------
                                                                                       7,599
                                                                                   ---------
  Paper and Forest Products                       2.1%
    Georgia-Pacific Corp.                                  7.500% 5/15/06      275       283
    Georgia-Pacific Corp.                                  8.875%  2/1/10      133       146
    Georgia-Pacific Corp.                                  8.125% 5/15/11      806       838
    Georgia-Pacific Corp.                                  9.500% 12/1/11      678       751
    Georgia-Pacific Corp.                                  7.700% 6/15/15       96        94

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                              % OF            MATURITY
                                           NET ASSETS  RATE     DATE     PAR        VALUE
                                           ----------------------------------------------------
Corporate Bonds and Notes--Continued

  Paper and Forest Products--Continued
    Georgia-Pacific Corp.                              8.250%  3/1/23  $   169 $     156
    Georgia-Pacific Corp.                              7.750% 11/15/29      67        61
    Georgia-Pacific Corp.                              8.875% 5/15/31    1,020     1,025
                                                                               ---------
                                                                                   3,354
                                                                               ---------
  Publishing                                  1.3%
    Dex Media East LLC                                 9.875% 11/15/09     365       413
    Dex Media East LLC                                12.125% 11/15/12     795       960
    Hollinger International Publishing                 9.000% 12/15/10     631       665
                                                                               ---------
                                                                                   2,038
                                                                               ---------
  Real Estate                                 0.5%
    Ventas Realty, Limited Partnership                 8.750%  5/1/09      516       563
    Ventas Realty, Limited Partnership                 9.000%  5/1/12      192       213
                                                                               ---------
                                                                                     776
                                                                               ---------
  Restaurants                                 0.4%
    Domino's Inc.                                      8.250%  7/1/11      639       675/A/
                                                                               ---------

  Retail                                      1.4%
    Backsaver Acquisition Corp.                        9.250% 5/31/08      150        33/F,G,H/
    Dillard's, Inc.                                    6.430%  8/1/04      253       255
    Hollywood Entertainment Corporation                9.625% 3/15/11      349       380
    J.C. Penney Company, Inc.                          8.000%  3/1/10      940     1,032
    J.C. Penney Company, Inc.                          7.400%  4/1/37      177       187
    Relax The Back Acquisition Corp.                   9.250% 5/31/08       64        14/F,G,H/
    The Gap, Inc.                                      6.900% 9/15/07      347       373
                                                                               ---------
                                                                                   2,274
                                                                               ---------
  Special Purpose                             5.6%
    ACC Escrow Corporation                            10.000%  8/1/11      880       946/A/
    Eircom Funding                                     8.250% 8/15/13      750       806/A/
    Equistar Chemicals Funding Corp.                  10.625%  5/1/11      429       425/A/
    H & E Equipment Services LLC                      11.125% 6/15/12    1,330     1,130
    Midland Funding II                                11.750% 7/23/05      816       887
    Qwest Capital Funding, Inc.                        5.875%  8/3/04      510       505
    Qwest Capital Funding, Inc.                        7.000%  8/3/09    1,106       987
    Qwest Capital Funding, Inc.                        6.875% 7/15/28    1,401     1,107
    Toll Corp.                                         8.125%  2/1/09      172       181
    TransDigm Funding Corporation                      8.375% 7/15/11      560       602/A/
    UCAR Finance Inc.                                 10.250% 2/15/12    1,181     1,290
                                                                               ---------
                                                                                   8,866
                                                                               ---------

                                                  % OF            MATURITY
                                               NET ASSETS  RATE     DATE     PAR       VALUE
                                               --------------------------------------------------
Corporate Bonds and Notes--Continued

  Storage Facilities                              0.4%
    Mobile Mini, Inc.                                      9.500%  7/1/13  $   647 $     692/A/
                                                                                   ---------

  Telecommunications                              5.8%
    Cincinnati Bell Inc.                                   7.250% 7/15/13    1,210     1,198/A/
    EchoStar DBS Corporation                              10.375% 10/1/07      770       857
    EchoStar DBS Corporation                               4.410% 10/1/08      790       805/A,I/
    EchoStar DBS Corporation                               9.125% 1/15/09      229       259
    Insight Midwest, L.P.                                  9.750% 10/1/09      536       540
    MCI Communications Corporation                         6.500% 4/15/10    1,500     1,181/D/
    PanAmSat Corporation                                   6.375% 1/15/08      317       327
    PanAmSat Corporation                                   8.500%  2/1/12      144       151
    Qwest Communications International Inc.                7.500% 11/1/08      578       555
    Qwest Corporation                                      6.875% 9/15/33    1,613     1,419
    Qwest Services Corporation                            13.500% 12/15/10   1,720     2,004/A/
                                                                                   ---------
                                                                                       9,296
                                                                                   ---------
  Telecommunications (Cellular/Wireless)          1.9%
    Nextel Communications, Inc.                            9.750% 10/31/07   1,500     1,545/B/
    Nextel Communications, Inc.                            9.375% 11/15/09     349       378
    Nextel Communications, Inc.                            5.250% 1/15/10      283       264/J/
    Nextel Communications, Inc.                            7.375%  8/1/15      770       778
                                                                                   ---------
                                                                                       2,965
                                                                                   ---------
  Transportation                                  1.3%
    Avis Group Holdings, Inc.                             11.000%  5/1/09      712       790
    Kansas City Southern Railway                           9.500% 10/1/08    1,099     1,212
                                                                                   ---------
                                                                                       2,002
                                                                                   ---------
  Water Utilities                                 0.4%
    National Waterworks, Inc.                             10.500% 12/1/12      545       595
                                                                                   ---------
Total Corporate Bonds and Notes
   (Identified Cost--$135,759)                                                       141,664
-------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                                % OF            MATURITY
                                             NET ASSETS  RATE     DATE    PAR      VALUE
                                             -----------------------------------------------

Yankee Bonds/K/                                 7.8%

  Cable                                         0.2%
    Rogers Cable Inc                                     6.250% 6/15/13  $  258 $     258
    Rogers Cable Inc.                                    7.875%  5/1/12      92       100
                                                                                ---------
                                                                                      358
                                                                                ---------
  Chemicals                                     1.0%
    Rhodia SA                                            8.875%  6/1/11   1,683     1,653/A/
                                                                                ---------

  Electronics                                   0.3%
    Flextronics International Ltd.                       6.500% 5/15/13     425       422/A/
                                                                                ---------

  Manufacturing (Diversified)                   1.6%
    Tyco International Group SA                          6.750% 2/15/11     126       133
    Tyco International Group SA                          6.375% 10/15/11  1,395     1,438
    Tyco International Group SA                          7.000% 6/15/28     316       313
    Tyco International Group SA                          6.875% 1/15/29     718       711
                                                                                ---------
                                                                                    2,595
                                                                                ---------
  Media                                         0.8%
    Alliance Atlantis Communications Inc.               13.000% 12/15/09    353       405
    Vivendi Universal SA                                 9.250% 4/15/10     812       933/A/
                                                                                ---------
                                                                                    1,338
                                                                                ---------
  Paper and Forest Products                     0.5%
    Abitibi-Consolidated Inc.                            8.500%  8/1/29     553       557
    Abitibi-Consolidated Inc.                            8.850%  8/1/30     142       148
                                                                                ---------
                                                                                      705
                                                                                ---------
  Pharmaceuticals                               0.3%
    Biovail Corporation                                  7.875%  4/1/10     411       425
                                                                                ---------

  Publishing                                    0.3%
    Sun Media Corporation                                7.625% 2/15/13     452       475
                                                                                ---------

  Services                                      0.4%
    Compagnie Generale de Geophysique SA                10.625% 11/15/07    594       627
                                                                                ---------

  Special Purpose                               1.3%
    Calpine Canada Energy Finance                        8.500%  5/1/08     879       633
    MDP Acquisitions PLC                                 9.625% 10/1/12     868       950
    Yell Finance BV                                     10.750%  8/1/11     371       426
                                                                                ---------
                                                                                    2,009
                                                                                ---------

                                                    % OF            MATURITY
                                                 NET ASSETS  RATE     DATE      PAR         VALUE
                                                 ----------------------------------------------------
Yankee Bonds--Continued                             7.8%

  Telecommunications (Cellular/Wireless)            0.4%
    Rogers Wireless Communications Inc.                      9.625% 5/1/11   $  516     $    593
                                                                                        --------

  Transportation                                    0.7%
    Teekay Shipping Corporation                              8.875% 7/15/11   1,055        1,166
                                                                                        --------
Total Yankee Bonds (Identified Cost--$11,467)                                             12,366
-----------------------------------------------------------------------------------------------------
Common Stocks                                       0.1%

  Engineering and Construction                      0.1%
    Washington Group International, Inc.                                          4 shs      103/L/
                                                                                        --------
Total Common Stocks (Identified Cost--$51)                                                   103
-----------------------------------------------------------------------------------------------------

Preferred Stocks                                    1.6%

  Cable                                             1.1%
    Cablevision Systems New York Group                      11.125%              13        1,341
    Cablevision Systems New York Group                      11.750%               5          471
                                                                                        --------
                                                                                           1,812
                                                                                        --------
  Industrial Conglomerates                          N.M.
    High Voltage Engineering Corporation                    12.500%             0.2            3/G/
                                                                                        --------

  Media                                             0.5%
    Paxson Communications Corporation                       14.250%             0.1          779/G/
                                                                                        --------

  Telecommunication                                 N.M.
    Intermedia Communications, Inc.                         13.500%             0.5            1/D/
                                                                                        --------
Total Preferred Stocks (Identified Cost--$2,661)                                           2,595
-----------------------------------------------------------------------------------------------------

Warrants                                            0.1%
    American Tower Corporation                                                    1 wts       90/A,L/
    Horizon PCS, Inc.                                                             1         0.01/A,L/
    Next Generation Network, Inc.                                                 3        0.003/L/
    Washington Group International, Series A                                      2           14/L/
    Washington Group International, Series B                                      3           12/L/
    Washington Group International, Series C                                      1            6/L/
                                                                                        --------
Total Warrants (Identified Cost--$75)                                                        122
                                                                                        --------
Total Long-Term Securities
   (Identified Cost--$150,013)                                                           156,850
-----------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset High Yield Portfolio--Continued


                                                                                   % OF
                                                                                NET ASSETS    PAR      VALUE
                                                                                ------------------------------
Short-Term Securities                                                               1.0%

  Repurchase Agreements                                                             1.0%
    Goldman, Sachs & Company
     1.08%, dated 9/30/03, to be repurchased at $600 on 10/1/03 (Collateral:
     $615 Freddie Mac zero coupon notes, due 12/11/03, value $614)                         $    600  $     600
    Merrill Lynch Government Securities, Inc.
     1.1%, dated 9/30/03, to be repurchased at $982 on 10/1/03 (Collateral:
     $2,520 Resolution Funding Corp. principal-only securities, due 7/15/20,
     value $1,002)                                                                              982        982
                                                                                                     ---------
Total Short-Term Securities (Identified Cost--$1,582)                                                    1,582
--------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$151,595)                                      99.8%               158,432
Other Assets Less Liabilities                                                       0.2%                   336
                                                                                                     ---------
Net assets consist of:
Accumulated paid-in capital applicable to
  15,881 Institutional Class shares outstanding                                            $157,847
Under/(Over) distributed net investment income                                                2,789
Accumulated net realized gain/(loss) on investments                                          (8,705)
Unrealized appreciation/(depreciation) of investments                                         6,837
                                                                                           --------

Net assets                                                                        100.0%             $ 158,768
                                                                                                     =========

Net asset value per share:
  Institutional Class                                                                                   $10.00
                                                                                                        ======

--------------------------------------------------------------------------------------------------------------

/A/Rule 144a Security - A security purchased pursuant to Rule 144a under the
   Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 21.4% of net assets.
/B/Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
/C/Zero coupon bond - A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
/D/Bond is in default at September 30, 2003.
/E/Unit - A security which consists of a bond and warrants to purchase the stock of the issuer.
/F/Private placement.
/G/Pay-in-Kind ("PIK") security - A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash. /H/Illiquid security valued at fair value under procedures adopted by the Board of Directors.
/I/Indexed security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of September 30, 2003.
/J/Convertible security -Security may be converted into the issuer's common stock.
/K/Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
/L/Non-income producing.

See notes to financial statements.

STATEMENT OF NET ASSETS
September 30, 2003 (Unaudited)
(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio



                                                      % OF           MATURITY
                                                   NET ASSETS  RATE    DATE   PAR/A/  VALUE
                                                   ------------------------------------------
Long-Term Securities                                 86.9%

British Sterling                                      1.2%

  Corporate Bonds and Notes                           1.2%
     Halifax plc                                              6.375%  4/3/08     200 $    354
     Landesbank Hessen-Thueringen Girozentrale                5.375%  3/7/12     200      343
                                                                                     --------
Total British Sterling                                                                    697
---------------------------------------------------------------------------------------------
Danish Krone                                          6.7%

  Corporate Bonds and Notes                           0.7%
     Realkredit Danmark A/S                                   5.000% 10/1/35   2,892      438

  Government Obligations                              6.0%
     Kingdom of Denmark                                       5.000% 11/15/13 21,000    3,516
                                                                                     --------
Total Danish Krone                                                                      3,954
---------------------------------------------------------------------------------------------
Euro                                                 61.3%

  Corporate Bonds and Notes                          14.4%
     CAM International                                        5.750%  4/3/12     400      496
     Bank Nederlandse Gemeenten NV                            5.625% 10/25/10  1,850    2,399
     Bank of Scotland                                         5.125% 12/5/13     545      676
     Kreditanstalt fuer Wiederaufbau                          5.250%  1/4/10   1,800    2,291
     ING Verzekeringen NV                                     6.250% 6/21/21     190      240
     Caisse de Refinancement L'Habitat                        4.200% 4/25/11   2,000    2,374
                                                                                     --------
                                                                                        8,476
                                                                                     --------

  U.S. Government and Agency Obligations              2.0%
     Freddie Mac                                              5.750% 9/15/10     900    1,165
                                                                                     --------

  Government Obligations                             44.9%
     Federal Republic of Germany                              5.000% 2/17/06   6,400    7,883
     Federal Republic of Germany                              5.500%  1/4/31   2,250    2,880
     Finland Republic                                         5.375%  7/4/13   3,500    4,504
     French Republic                                          5.750% 10/25/32  1,750    2,332
     Hellenic Republic                                        6.500% 10/22/19  1,750    2,451
     Kingdom of Spain                                         5.750% 7/30/32   1,750    2,322
     Kingdom of the Netherlands                               5.500% 1/15/28   1,750    2,240
     Republic of Italy                                        2.750%  2/1/06   1,510    1,770
                                                                                     --------
                                                                                       26,382
                                                                                     --------
Total Euro                                                                             36,023
---------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

Western Asset Non-U.S. Opportunity Bond Portfolio--Continued


                                                             % OF           MATURITY
                                                          NET ASSETS  RATE    DATE    PAR/A/    VALUE
                                                          ---------------------------------------------
Long-Term Securities--Continued

Norwegian Krone                                              2.4%

  Government Obligations                                     2.4%
     Kingdom of Norway                                               6.000% 5/16/11   9,150    $  1,413
-------------------------------------------------------------------------------------------------------
Swedish Krona                                               15.3%

  Corporate Bonds and Notes                                  4.1%
     AB Spintab                                                      5.750% 6/15/05  18,000       2,415
                                                                                               --------

  Government Obligations                                    11.2%
     Kingdom of Sweden                                               5.500% 10/8/12  25,000       3,484
     Statens Bostadsfinansier                                        5.500% 3/15/06  22,900       3,083
                                                                                               --------
                                                                                                  6,567
                                                                                               --------
Total Swedish Krona                                                                               8,982
                                                                                               --------
Total Long-Term Securities (Identified Cost--$41,298)                                            51,069
-------------------------------------------------------------------------------------------------------
Short-Term Securities                                       11.1%

  Options Purchased/B/                                       1.6%
    Euribor Futures Call, June 2004,
     Strike Price EUR 96.00                                                             350/C/      777
    Sterling Futures Put, December 2003,
     Strike Price GBP 95.625                                                            175/C/       78
    Sterling Futures Put, December 2003,
     Strike Price GBP 95.50                                                             175/C/       61
                                                                                               --------
                                                                                                    916
                                                                                               --------

  Repurchase Agreements                                      9.5%
    Goldman, Sachs & Company
     1.08%, dated 9/30/03, to be repurchased at $3,000
     on 10/1/03 (Collateral: $3,070 Freddie Mac zero
     coupon notes, due 12/11/03, value $3,064)                                        3,000       3,000

                                                                       % OF
                                                                    NET ASSETS      PAR/A/   VALUE
                                                                    -------------------------------
Short-Term Securities--Continued                                       11.1%

  Repurchase Agreements--Continued
    Merrill Lynch Government Securities, Inc.
     1.1%, dated 9/30/03, to be repurchased at $2,582 on 10/1/03
     (Collateral: $6,840 Resolution Funding Corp. principal-only
     securities, due 10/15/20, value $2,633)                                       $ 2,582  $ 2,582
                                                                                            -------
                                                                                              5,582
                                                                                            -------
Total Short-Term Securities (Identified Cost--$6,298)                                         6,498
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost--$47,596)                           98.0%                 57,567
Other Assets Less Liabilities                                           2.0%                  1,195
                                                                                            -------

Net assets consist of:
Accumulated paid-in capital applicable to
  5,262 Institutional Class shares outstanding                                     $52,677
Under/(Over) distributed net investment income                                      (3,779)
Accumulated net realized gain/(loss) on investments, options, futures and
 currency transactions                                                                 451
Unrealized appreciation/(depreciation) of investments, options, futures and
 currency translations                                                               9,413
                                                                                   -------

Net assets                                                            100.0%                $58,762
                                                                                            =======

Net asset value per share:
  Institutional Class                                                                        $11.17
                                                                                             ======

                                                                                 ACTUAL   APPRECIATION/
                                                                   EXPIRATION   CONTRACTS (DEPRECIATION)
                                                                  --------------------------------------
 Futures Contracts Purchased/B/
   German Government Bond Futures                                 December 2003     95         $213
   German Government Bond Futures                                 December 2003    146          338
                                                                                               ----
                                                                                               $551
                                                                                               ====
 Options Written/B/
   Sterling Futures Put, Strike Price 95.875 GBP                  December 2003    140         $ 32
   Sterling Futures Put, Strike Price 96.00 GBP                   December 2003    140           30
                                                                                               ----
                                                                                               $ 62
                                                                                               ====

--------------------------------------------------------------------------------------------------------

/A/Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency.
/B/Options and futures are described in more detail in the notes to financial statements.
/C/Represents actual number of contracts.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF OPERATIONS
(Amounts in Thousands)


                                                                    SIX MONTHS ENDED SEPTEMBER 30, 2003
                                                     -----------------------------------------------------------------
                                                                                       WESTERN               WESTERN
                                                       WESTERN     WESTERN   WESTERN    ASSET                 ASSET
                                                        ASSET       ASSET     ASSET   INFLATION  WESTERN    NON-U.S.
                                                     INTERMEDIATE   CORE      CORE     INDEXED    ASSET    OPPORTUNITY
                                                         BOND       BOND    PLUS BOND PLUS BOND HIGH YIELD    BOND
                                                      PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                             $12,614     $33,556  $ 45,862   $ 7,380   $ 6,791     $1,421
  Dividends                                                239       1,055       153        --        86         --
                                                       -------     -------  --------   -------   -------     ------
    Total income                                        12,853      34,611    46,015     7,380     6,877      1,421
                                                       -------     -------  --------   -------   -------     ------
Expenses:
  Advisory fee                                           1,081       3,380     4,488       355       426        138
  Distribution and service fees:
    Financial Intermediary Class                           N/A         110         2       N/A       N/A        N/A
  Audit and legal fees                                      41          69        98        24        19         16
  Custodian fees                                            98         284       473        54        61         67
  Directors' fees and expenses                              13          26        29         3         4          2
  Registration fees                                         12          69        51        10         3          5
  Reports to shareholders                                    5           8        13         1         3          1
  Transfer agent and shareholder servicing expense:
    Institutional Class                                     21          39        45        11        10          9
    Financial Intermediary Class                           N/A          10        --       N/A       N/A        N/A
  Other expenses                                             8          13        44         9         3          1
                                                       -------     -------  --------   -------   -------     ------
                                                         1,279       4,008     5,243       467       529        239
    Less fees waived                                       (63)         (2)     (403)      (24)     (103)       (70)
                                                       -------     -------  --------   -------   -------     ------
    Total expenses, net of waivers                       1,216       4,006     4,840       443       426        169
                                                       -------     -------  --------   -------   -------     ------
Net Investment Income                                   11,637      30,605    41,175     6,937     6,451      1,252
                                                       -------     -------  --------   -------   -------     ------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Realized gain/(loss) on:
    Investments                                          4,178      (4,419)    2,372    10,547     1,520        479
    Options                                                (48)      4,879     6,123        90        --         --
    Futures                                               (971)     (1,493)   12,021      (904)       --         --
    Foreign currency transactions                          N/A         N/A       873        --        --       (172)
    Swaps                                                  294         621       719        --        --         --
                                                       -------     -------  --------   -------   -------     ------
                                                         3,453        (412)   22,108     9,733     1,520        307
                                                       -------     -------  --------   -------   -------     ------
  Change in unrealized gain/(loss) on:
    Investments                                          7,350      28,773    37,209    (5,493)    7,498      1,272
    Assets and liabilities denominated in foreign
     currency                                              N/A         N/A       201        --        --         65
                                                       -------     -------  --------   -------   -------     ------
                                                         7,350      28,773    37,410    (5,493)    7,498      1,337
                                                       -------     -------  --------   -------   -------     ------
Net Realized and Unrealized Gain/(Loss) on
 Investments                                            10,803      28,361    59,518     4,240     9,018      1,644
                                                       -------     -------  --------   -------   -------     ------
Change in Net Assets Resulting From
 Operations                                            $22,440     $58,966  $100,693   $11,177   $15,469     $2,896
                                                       =======     =======  ========   =======   =======     ======

----------------------------------------------------------------------------------------------------------------------

N/A--Notapplicable.
See notes to financial statements.

                     [This Page Intentionally Left Blank]

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in Thousands)




                                                                   WESTERN ASSET             WESTERN ASSET
                                                                 INTERMEDIATE BOND             CORE BOND
                                                                     PORTFOLIO                 PORTFOLIO
                                                              -----------------------  ------------------------
                                                               SIX MONTHS               SIX MONTHS
                                                                  ENDED     YEAR ENDED     ENDED     YEAR ENDED
                                                              SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,
                                                                  2003         2003        2003         2003
------------------------------------------------------------------------------------------------
Change in Net Assets:                                          (UNAUDITED)              (UNAUDITED)
  Net investment income                                         $ 11,637    $  29,740   $   30,605   $   58,408

  Net realized gain/(loss) on investments, options, futures,
   swaps and foreign currency transactions                         3,453       20,637         (412)      22,203

  Change in unrealized appreciation/(depreciation) of
   investments, options, futures, swaps and assets and
   liabilities denominated in foreign currencies                   7,350       15,410       28,773       45,929
                                                                --------    ---------   ----------   ----------
  Change in net assets resulting from operations                  22,440       65,787       58,966      126,540

  Distributions to shareholders:
    From net investment income:
     Institutional Class                                         (11,557)     (29,740)     (29,641)     (57,541)
     Financial Intermediary Class                                    N/A          N/A       (1,615)        (866)

    From net realized gain on investments:
     Institutional Class                                         (11,472)      (5,142)     (19,165)      (8,232)
     Financial Intermediary Class                                    N/A          N/A       (1,149)         (30)

  Change in net assets from:
    Fund share transactions:
     Institutional Class                                          27,063     (119,227)     462,808      370,610
     Financial Intermediary Class                                    N/A          N/A       13,980       75,641
                                                                --------    ---------   ----------   ----------
  Change in net assets                                            26,474      (88,322)     484,184      506,122

Net Assets:
  Beginning of period                                            539,874      628,196    1,479,551      973,429
                                                                --------    ---------   ----------   ----------

  End of period                                                 $566,348    $ 539,874   $1,963,735   $1,479,551
                                                                ========    =========   ==========   ==========

  Under/(Over) distributed net investment income                $     46    $     (34)  $      104   $      755
                                                                --------    ---------   ----------   ----------

------------------------------------------------------------

N/A--Not applicable.

See notes to financial statements.

      WESTERN ASSET            WESTERN ASSET            WESTERN ASSET            WESTERN ASSET
     CORE PLUS BOND          INFLATION INDEXED            HIGH YIELD          NON-U.S. OPPORTUNITY
        PORTFOLIO           PLUS BOND PORTFOLIO           PORTFOLIO              BOND PORTFOLIO
------------------------  -----------------------  -----------------------  -----------------------
 SIX MONTHS                SIX MONTHS               SIX MONTHS               SIX MONTHS
    ENDED     YEAR ENDED      ENDED     YEAR ENDED     ENDED     YEAR ENDED     ENDED     YEAR ENDED
SEPTEMBER 30, MARCH 31,   SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,  SEPTEMBER 30, MARCH 31,
    2003         2003         2003         2003        2003         2003        2003         2003
----------------------------------------------------------------------------------------
 (UNAUDITED)               (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
 $   41,175   $   68,200    $  6,937     $ 11,989    $  6,451     $ 14,773     $ 1,252     $ 2,518

     22,108       19,480       9,733        5,240       1,520       (9,702)        307      (3,008)

     37,410       65,746      (5,493)      21,652       7,498       (2,170)      1,337       9,840
 ----------   ----------    --------     --------    --------     --------     -------     -------
    100,693      153,426      11,177       38,881      15,469        2,901       2,896       9,350

    (42,427)     (68,241)     (6,937)     (11,989)     (8,568)     (14,132)     (1,358)       (636)
        (33)         (15)        N/A          N/A         N/A          N/A         N/A         N/A

    (21,704)     (12,750)     (1,383)      (3,799)         --           --        (387)         --
        (17)          (3)        N/A          N/A         N/A          N/A         N/A         N/A

    460,698      802,545      29,896       56,578       1,930        8,439      (1,415)      2,825
      2,226          118         N/A          N/A         N/A          N/A         N/A         N/A
 ----------   ----------    --------     --------    --------     --------     -------     -------
    499,436      875,080      32,753       79,671       8,831       (2,792)       (264)     11,539

  1,866,988      991,908     290,306      210,635     149,937      152,729      59,026      47,487
 ----------   ----------    --------     --------    --------     --------     -------     -------

 $2,366,424   $1,866,988    $323,059     $290,306    $158,768     $149,937     $58,762     $59,026
 ==========   ==========    ========     ========    ========     ========     =======     =======

 $   (7,145)  $   (5,860)   $     --     $     --    $  2,789     $  4,906     $(3,779)    $(3,673)
 ----------   ----------    --------     --------    --------     --------     -------     -------

----------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

 Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.


                                                                  INVESTMENT OPERATIONS
                                                        ----------------------------------------
                                                                       NET REALIZED
                                                                      AND UNREALIZED
                                                                      GAIN/(LOSS) ON
                                                                       INVESTMENTS,
                                              NET ASSET              OPTIONS, FUTURES,   TOTAL
                                               VALUE,       NET         SWAPS, AND        FROM
                                              BEGINNING  INVESTMENT  FOREIGN CURRENCY  INVESTMENT
                                              OF PERIOD    INCOME      TRANSACTIONS    OPERATIONS
-------------------------------------------------------------------------------------------------
Western Asset Intermediate Bond Portfolio
  --Institutional Class
    Six Months Ended September 30, 2003/A/     $10.92   $     .23/B/      $   .20        $ .43
    Years Ended March 31,
     2003                                       10.39         .53             .62         1.15
     2002                                       10.65     .57 /B/            (.13)         .44
     2001                                       10.09     .68 /B/             .56         1.24
     2000                                       10.62     .63 /B/            (.38)         .25
     1999                                       10.85      .58/B/             .06          .64
  --Financial Intermediary Class
    Period Ended November 30, 1999/E/          $10.61   $  .41/F/         $  (.33)       $ .08
    Year Ended March 31, 1999/G/                10.60     .12 /F/            (.11)         .01

Western Asset Core Bond Portfolio
  --Institutional Class
    Six Months Ended September 30, 2003/A/     $11.57   $     .23         $   .20        $ .43
    Years Ended March 31,
     2003                                       11.01         .55             .65         1.20
     2002                                       11.09      .62/H/             .05          .67
     2001                                       10.39      .73/H/             .70         1.43
     2000                                       11.01      .67/H/            (.46)         .21
     1999                                       11.59      .64/H/            (.01)         .63
  --Financial Intermediary Class
    Six Months Ended September 30, 2003/A/     $11.57   $     .22         $   .20        $ .42
    Years Ended March 31,
     2003                                       11.02         .53             .63         1.16
     2002                                       11.10     .59 /I/             .06          .65
     2001                                       10.40     .70 /I/             .70         1.40
     2000/J/                                    10.69     .45 /I/            (.25)         .20

Western Asset Core Plus Bond Portfolio
  --Institutional Class
    Six Months Ended September 30, 2003/A/     $10.40   $  .20/K/         $   .30        $ .50
    Years Ended March 31,
     2003                                        9.88      .51/K/             .62         1.13
     2002                                       10.07    .56/K,L/          .06/L/          .62
     2001                                        9.48      .66/K/             .59         1.25
     2000                                        9.97      .55/K/            (.37)         .18
     1999/M/                                    10.00      .34/K/            (.08)         .26
  --Financial Intermediary Class
    Six Months Ended September 30, 2003/A/     $10.40   $  .19/N/         $   .30        $ .49
    Years Ended March 31,
     2003                                        9.87      .48/N/             .63         1.11
     2002/O/                                    10.04    .11/L,N/            (.17)/L/     (.06)

--------------------------------------------------------------------------------

           DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
-----------------------------------            ----------------------------------------------------------

                                                                         NET                      NET
              FROM                                        EXPENSES    INVESTMENT                ASSETS,
   FROM        NET                   NET ASSET               TO         INCOME                   END OF
   NET      REALIZED                  VALUE,              AVERAGE         TO       PORTFOLIO     PERIOD
INVESTMENT   GAIN ON       TOTAL      END OF     TOTAL      NET        AVERAGE     TURNOVER       (IN
  INCOME   INVESTMENTS DISTRIBUTIONS  PERIOD     RETURN    ASSETS     NET ASSETS     RATE      THOUSANDS)
---------------------------------------------------------------------------------------------------------

  $(.23)      $(.23)      $ (.46)     $10.89    4.06%/C/    .45%/B,D/    4.3%/B,D/   325.1%/D/ $  566,348

   (.53)       (.09)        (.62)      10.92   11.37%       .45%         5.0%        238.5%       539,874
   (.57)       (.13)        (.70)      10.39    4.20%       .45%/B/      5.3%/B/     274.8%       628,196
   (.68)         --         (.68)      10.65   12.79%       .45%/B/      6.6%/B/     328.4%       457,822
   (.78)         --         (.78)      10.09    2.49%       .45%/B/      6.3%/B/     440.8%       376,056
   (.57)       (.30)        (.87)      10.62    6.01%       .45%/B/      5.5%/B/     389.6%       314,534

  $(.43)      $  --       $ (.43)     $10.26     .81%/C/    .70%/D,F/    5.9%/D,F/   440.8%    $       --
     --          --           --       10.61     .09%/C/    .70%/D,F/    5.2%/D,F/   389.6%         3,792

  $(.23)      $(.16)      $ (.39)     $11.61    3.70%/C/    .49%/D/      3.9%/D/     590.5%/D/ $1,870,573

   (.55)       (.09)        (.64)      11.57   11.19%       .49%         4.9%        438.6%     1,400,431
   (.62)       (.13)        (.75)      11.01    6.14%       .50%/H/      5.6%/H/     595.2%       971,544
   (.73)         --         (.73)      11.09   14.37%       .50%/H/      6.8%/H/     387.2%       826,459
   (.80)       (.03)        (.83)      10.39    1.99%       .50%/H/      6.3%/H/     260.4%       649,038
   (.65)       (.56)       (1.21)      11.01    5.61%       .50%/H/      5.7%/H/     484.3%       685,489

  $(.21)      $(.16)      $ (.37)     $11.62    3.56%/C/    .75%/D/      3.6%/D/     590.5%/D/ $   93,162

   (.52)       (.09)        (.61)      11.57   10.80%       .75%         4.1%        438.6%        79,120
   (.60)       (.13)        (.73)      11.02    5.88%       .75%/I/      5.3%/I/     595.2%         1,885
   (.70)         --         (.70)      11.10   13.96%       .75%/I/      6.6%/I/     387.2%         1,883
   (.49)         --         (.49)      10.40    1.97%/C/    .75%/D,I/    6.2%/D,I/   260.4%         1,456

  $(.21)      $(.11)      $ (.32)     $10.58    4.85%/C/    .45%/D,K/    3.8%/D,K/   447.5%/D/ $2,363,822

   (.51)       (.10)        (.61)      10.40   11.78%       .45%/K/      5.0%/K/     422.6%     1,866,619
   (.54)       (.27)        (.81)       9.88    6.34%       .45%/K/      5.3%/K/     590.7%       991,673
   (.66)         --         (.66)      10.07   13.73%       .46%/K/      6.8%/K/     432.8%       444,451
   (.67)         --         (.67)       9.48    1.95%       .50%/K/      6.2%/K/     315.9%       215,184
   (.22)       (.07)        (.29)       9.97    2.58%/C/    .50%/D,K/    5.4%/D,K/   565.7%/D/    119,646

  $(.19)      $(.11)      $ (.30)     $10.59    4.80%/C/    .70%/D,N/    3.4%/D,N/   447.5%/D/ $    2,602

   (.48)       (.10)        (.58)      10.40   11.57%       .70%/N/      4.8%/N/     422.6%           369
   (.11)         --         (.11)       9.87    (.57)%/C/   .70%/D,N/    5.3%/D,N/   590.7%/D/        235

--------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

                                                                        INVESTMENT OPERATIONS
                                                              ------------------------------------------
                                                                              NET REALIZED
                                                                             AND UNREALIZED
                                                                             GAIN/(LOSS) ON
                                                                              INVESTMENTS,
                                                    NET ASSET               OPTIONS, FUTURES,   TOTAL
                                                     VALUE,      NET           SWAPS, AND        FROM
                                                    BEGINNING INVESTMENT    FOREIGN CURRENCY  INVESTMENT
                                                    OF PERIOD   INCOME        TRANSACTIONS    OPERATIONS
--------------------------------------------------------------------------------------------------------

Western Asset Inflation Indexed Plus Bond Portfolio
      -- Institutional Class
      Six Months Ended September 30, 2003/A/         $10.96      $.22/P/          $ .18         $ .40
        Years Ended March 31,
         2003                                          9.92       .51/P/           1.19          1.70
         2002                                          9.98       .41/L,P/          .01/L/        .42
         2001/Q/                                      10.00       .08/P/           (.02)          .06

Western Asset High Yield Portfolio
      --Institutional Class
      Six Months Ended September 30, 2003/A/         $ 9.56      $.41/R/          $ .58         $ .99
        Years Ended March 31,
         2003                                         10.36       .96/R/           (.82)          .14
         2002/S/                                      10.00       .53/R/            .07           .60

Western Asset Non-U.S. Opportunity Bond Portfolio
      --Institutional Class
      Six Months Ended September 30, 2003/A/         $10.91      $.21/T/          $ .37         $ .58
        Years Ended March 31,
         2003                                          9.25       .25/T/           1.52          1.77
         2002                                          9.25        --/ L,T/         .46/L/        .46
         2001                                          9.59       .59/T/           (.05)          .54
         2000                                         10.21       .49/T/           (.47)          .02
         1999/U/                                      10.00       .30/T/            .31           .61

---------------------------------------------------

/A/Unaudited.
/B/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been: for the six months ended September 30, 2003, 0.47%; and for the years ended March 31, 2002, 0.47%; 2001, 0.47%; 2000, 0.48%; and 1999, 0.48%.
/C/Not annualized.
/D/Annualized.
/E/Liquidation of Financial Intermediary Class shares.
/F/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the period ending November 30, 1999 (liquidation of Financial Intermediary Class shares), 0.74%; and for the period January 7, 1999 (commencement of operations) to March 31, 1999, 0.73%.
/G/For the period January 7, 1999 (commencement of operations) to March 31,
   1999.
/H/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52%; 2001, 0.53%; 2000, 0.51%, and 1999, 0.50%.
/I/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.77%; and 2001, 0.78%; and for the period July 22, 1999 (commencement of operations) to March 31, 2000, 0.76%.
/J/For the period July 22, 1999 (commencement of operations) to March 31, 2000. /K/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2003, 0.48%; and for the years ended March 31, 2003, 0.50%; 2002, 0.54%; 2001,
   0.57%; and 2000, 0.65%; and for the period July 8, 1998 (commencement of operations) to March 31, 1999, 0.65%.
/L/The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.

           DISTRIBUTIONS                                        RATIOS/SUPPLEMENTAL DATA
-----------------------------------            ----------------------------------------------------------

                                                                        NET                       NET
              FROM                                       EXPENSES    INVESTMENT                 ASSETS,
   FROM        NET                   NET ASSET              TO         INCOME                    END OF
   NET      REALIZED                  VALUE,             AVERAGE         TO        PORTFOLIO     PERIOD
INVESTMENT   GAIN ON       TOTAL      END OF    TOTAL      NET        AVERAGE      TURNOVER       (IN
  INCOME   INVESTMENTS DISTRIBUTIONS  PERIOD    RETURN    ASSETS     NET ASSETS      RATE      THOUSANDS)
---------------------------------------------------------------------------------------------------------

  $(.22)      $(.04)       $(.26)     $11.10    3.69%/C/   .25%/D,P/     3.9%/D,P/   272.6%/D/  $323,059
   (.51)       (.15)        (.66)      10.96   17.62%      .25%/P/       4.8%/P/      75.4%      290,306
   (.41)       (.07)        (.48)       9.92    4.28%      .25%/P/       5.0%/P/      79.5%      210,635
   (.08)         --         (.08)       9.98     .55%/C/   .25%/D,P/     8.9%/D,P/      --        11,978

  $(.55)      $  --        $(.55)     $10.00   10.54%/C/   .55%/D,R/     8.3%/D,R/   113.7%/D/  $158,768
   (.94)         --         (.94)       9.56    2.22%      .55%/R/      10.2%/R/     110.1%      149,937
   (.24)         --         (.24)      10.36    6.02%/C/   .55%/D,R/    10.4%/D,R/    51.8%/D/   152,729

  $(.25)      $(.07)       $(.32)     $11.17    5.35%/C/   .55%/D,T/     4.1%/D,T/    61.5%/D/  $ 58,762
   (.11)         --         (.11)      10.91   19.26%      .55%/T/       4.4%/T/     187.5%       59,026
   (.46)         --         (.46)       9.25    5.21%      .55%/T/       4.5%/T/     307.6%       47,487
   (.88)         --         (.88)       9.25    6.31%      .55%/T/       5.6%/T/     263.4%       93,385
   (.50)       (.14)        (.64)       9.59     .57%      .55%/T/       4.9%/T/     347.1%       62,526
   (.20)       (.20)        (.40)      10.21    5.81%/C/   .55%/D,T/     4.1%/D,T/   388.0%/D/    65,358

---------------------------------------------------------------------------------------------------------

/M/For the period July 8, 1998 (commencement of operations) to March 31, 1999. /N/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2003, 0.73%; for the year ended March 31, 2003, 0.75%; and for the period January 8, 2002 (commencement of operations) to March 31, 2002, 0.75%.
/O/For the period January 8, 2002 (commencement of operations) to March 31,
   2002.
/P/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2003, 0.26%; and for the years ended March 31, 2003, 0.27%; and 2002, 0.67%; and for the period March 1, 2001 (commencement of operations) to March 31, 2001, 2.03%.
/Q/For the period March 1, 2001 (commencement of operations) to March 31, 2001. /R/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2003, 0.68%; for the year ended March 31, 2003, 0.67%; and for the period September 30, 2001 (commencement of operations) to March 31, 2002, 0.75%.
/S/For the period September 28, 2001 (commencement of operations) to March 31,
   2002.
/T/Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2003, 0.78%; and for the years ended March 31, 2003, 0.82%; 2002, 0.82%; 2001, 0.85; and 2000, 0.83%; and for the period
   July 15, 1998 (commencement of operations) to March 31, 1999, 0.85%.
/U/For the period July 15, 1998 (commencement of operations) to March 31, 1999.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS
(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:
   Western Asset Funds, Inc. ("Corporation"), consisting of Western Asset Intermediate Bond Portfolio ("Intermediate"), Western Asset Core Bond Portfolio ("Core"), Western Asset Core Plus Bond Portfolio ("Core Plus"), Western Asset Inflation Indexed Plus Bond Portfolio ("Inflation Indexed"), Western Asset High Yield Portfolio ("High Yield") and Western Asset Non-U.S. Opportunity Bond Portfolio ("Non-U.S.") (individually a "Fund", collectively the "Funds"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

   Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Classes of Intermediate, Core and Core Plus commenced operations on January 7, 1999, July 22, 1999, and January 8, 2002, respectively. The Financial Intermediary Class shares of Intermediate were redeemed on November 30, 1999. The Financial Intermediary Classes of Inflation Indexed, High Yield, and Non-U.S. are not active. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation
   Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds' Valuation Committee pursuant to procedures adopted by the Board. In determining fair value, the Board of Directors or the Funds' Valuation Committee consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At September 30, 2003, $47, or 0.01%, of High Yield's net assets were fair valued in accordance with the procedures adopted by the Board of Directors.

   With respect to Core Plus, High Yield, Inflation Indexed and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds' adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions
   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were:

                               Receivable for      Payable for
                               Securities Sold Securities Purchased
                               --------------- --------------------
             Intermediate         $ 19,715           $ 70,782
             Core                  192,198            485,310
             Core Plus              50,229            508,573
             Inflation Indexed          --             49,582
             High Yield              1,149              4,143
             Non-U.S.                  335                716

   For the six months ended September 30, 2003, investment transactions (excluding short-term investments) were:

                                  Purchases      Proceeds From Sales
                             ------------------- -------------------
                             U.S. Gov't          U.S. Gov't
                             Securities  Other   Securities  Other
                             ---------- -------- ---------- --------
           Intermediate      $  695,488 $160,541 $  712,406 $125,741
           Core               4,973,875  367,379  4,688,272  203,856
           Core Plus          4,942,403  589,183  4,604,773  316,030
           Inflation Indexed    483,020   56,109    464,722    1,006
           High Yield                --   85,952         --   85,164
           Non-U.S.                  --   16,390         --   19,583

Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds' investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements
   The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders
   Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2003, accrued dividends payable were as follows: Intermediate $72, Core, $468, Core Plus, $1,026, Inflation Indexed, $22, High Yield, $0, and Non-U.S., $0. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of September 30, 2003, High Yield had capital loss carryforwards of $444 and $6,723, which expire on March 31, 2010 and 2011, respectively; there were no capital loss carryforwards for Intermediate, Core, Core Plus, Inflation Indexed and Non-U.S.

3. Financial Instruments:

Forward Currency Exchange Contracts
   As part of their investment programs, Core Plus, Inflation Indexed, High Yield and Non-U.S. may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

   Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

   At September 30, 2003, open forward currency exchange contracts were as follows:

Core Plus

                                 Contract to
                 Settlement ---------------------- Unrealized
                    Date    Receive/A/  Deliver/A/ Gain/(Loss)
                 ---------- ----------- ---------- -----------
                 11/18/2003 USD 112,285 EUR 99,823   $(3,870)
                 11/18/2003 EUR  18,487 USD 20,151     1,361
                 11/18/2003 USD   1,976 SEK 16,203      (110)
                                                     -------
                                                     $(2,619)
                                                     =======

Non-U.S.

                                  Contract to
                  Settlement --------------------- Unrealized
                     Date    Receive/A/ Deliver/A/ Gain/(Loss)
                  ---------- ---------- ---------- -----------
                  11/18/2003 CAD 10,545 USD  7,511   $   280
                  11/18/2003 USD    815 DKK  5,382       (28)
                  11/18/2003 DKK     46 USD      7       0.2
                  11/18/2003 USD 42,100 EUR 37,488    (1,520)
                  11/18/2003 EUR  2,978 NOK 24,541        85
                  11/18/2003 NOK 20,438 EUR  2,480       (67)
                  11/18/2003 EUR 10,300 USD 11,396       589
                  11/18/2003 GBP    550 USD    875        37
                  11/18/2003 USD  1,727 GBP  1,087       (73)
                  11/18/2003 USD  1,784 NOK 13,030       (59)
                  11/18/2003 EUR  2,978 NOK 24,541       (90)
                  11/18/2003 NOK  4,748 USD    647        24
                  11/18/2003 NOK 20,438 EUR  2,480        72
                  11/18/2003 USD  8,383 SEK 68,733      (467)
                                                     -------
                                                     $(1,217)
                                                     =======

Options and Futures
   As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:              Impact on the Fund:
The option expires             Realize a loss in the amount of the cost of the option.
-------------------------------------------------------------------------------------------------------------
The option is closed through a Realize a gain or loss depending on whether the proceeds from the closing sale
closing sale transaction       transaction are greater or less than the cost of the option.
-------------------------------------------------------------------------------------------------------------

--------
/A/Definitions of currency abbreviations:

 CAD--Canadian dollar
 DKK--Danish krona
 EUR--Euro
 GBP--British pound
 NOK--Norwegian krone
 SEK--Swedish krona
 USD--United States dollar

Semi-Annual Report to Shareholders

Written     Impact on the Fund:
option:
The Fund    The cost of the security purchased through the exercise of the option will be increased
exercises   by the premium originally paid to purchase the option.
a call
option
---------------------------------------------------------------------------------------------------------
The Fund    Realize a gain or loss from the sale of the underlying security. The proceeds of that sale
exercises   will be reduced by the premium originally paid to purchase the put option.
a put
option
---------------------------------------------------------------------------------------------------------
The         Realize a gain equal to the amount of the premium received.
option
expires
---------------------------------------------------------------------------------------------------------
The         Realize a gain or loss without regard to any unrealized gain or loss on the underlying
option is   security and eliminate the option liability. The Fund will realize a loss in this transaction
closed      if the cost of the closing purchase exceeds the premium received when the option was
through a   written.
closing
purchase
transaction
---------------------------------------------------------------------------------------------------------
A written   Realize a gain or loss from the sale of the underlying security. The proceeds of that sale
call        will be increased by the premium originally received when the option was written.
option is
exercised
by the
option
purchaser
---------------------------------------------------------------------------------------------------------
A written   The amount of the premium originally received will reduce the cost of the security that
put         the Fund purchased when the option was exercised.
option is
exercised
by the
option
purchaser
---------------------------------------------------------------------------------------------------------

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

   Activity in written call and put options during the six months ended September 30, 2003, was as follows:

                                                Calls                Puts
                                          -----------------  -------------------
                                           Actual              Actual
                                          Contracts Premiums  Contracts  Premiums
Intermediate                              --------- -------- ----------  --------
Options outstanding at March 31, 2003          --    $  --           --   $   --
Options written                             1,095      623   17,501,224    1,142
Options closed                               (339)    (197)        (778)    (284)
Options expired                              (148)      --           --       --
Options exercised                              --       --           --       --
                                            -----    -----   ----------   ------
Options outstanding at September 30, 2003     608    $ 426   17,500,446   $  858
                                            =====    =====   ==========   ======

                                                  Calls                 Puts
                                          --------------------  --------------------
                                            Actual                Actual
                                           Contracts   Premiums  Contracts   Premiums
Core                                      -----------  -------- -----------  --------
Options outstanding at March 31, 2003      31,583,587  $ 2,821        2,795  $ 2,265
Options written                                14,586   10,133  105,210,780    9,617
Options closed                                 (8,073)  (5,829)      (6,419)  (5,861)
Options expired                                (4,955)  (3,532)      (3,630)  (2,205)
Options exercised                         (31,580,741)    (627)      (2,055)    (903)
                                          -----------  -------  -----------  -------
Options outstanding at September 30, 2003       4,404  $ 2,966  105,201,471  $ 2,913
                                          ===========  =======  ===========  =======

                                                  Calls                 Puts
                                          --------------------  --------------------
                                            Actual                Actual
                                           Contracts   Premiums  Contracts   Premiums
Core Plus                                 -----------  -------- -----------  --------
Options outstanding at March 31, 2003      39,124,247  $ 3,365        3,426  $ 2,822
Options written                                18,969   13,062  146,514,502   13,080
Options closed                                (10,816)  (7,778)     (11,763)  (9,914)
Options expired                           (39,125,377)  (3,800)      (3,541)  (2,093)
Options exercised                              (2,198)  (1,595)      (1,500)    (653)
                                          -----------  -------  -----------  -------
Options outstanding at September 30, 2003       4,825  $ 3,254  146,501,124  $ 3,242
                                          ===========  =======  ===========  =======

                                                Calls                Puts
                                          -----------------  -------------------
                                           Actual              Actual
                                          Contracts Premiums  Contracts  Premiums
Inflation Indexed                         --------- -------- ----------  --------
Options outstanding at March 31, 2003          86    $  89           40   $  21
Options written                             1,304      898   25,600,639     604
Options closed                               (864)    (643)        (679)   (359)
Options expired                              (140)     (79)          --      --
Options exercised                            (386)    (265)          --      --
                                            -----    -----   ----------   -----
Options outstanding at September 30, 2003      --    $  --   25,600,000   $ 266
                                            =====    =====   ==========   =====

                                                Calls               Puts
                                          ------------------ ------------------
                                           Actual             Actual
                                          Contracts Premiums Contracts Premiums
Non-U.S.                                  --------- -------- --------- --------
Options outstanding at March 31, 2003          --    $  --        --    $  --
Options written                                --       --       280      333
Options closed                                 --       --        --       --
Options expired                                --       --        --       --
Options exercised                              --       --        --       --
                                            -----    -----     -----    -----
Options outstanding at September 30, 2003      --    $  --       280    $ 333
                                            =====    =====     =====    =====

   Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Core Plus, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

   The open futures positions and related appreciation or depreciation at September 30, 2003 are listed at the end of each Fund's statement of net assets.

Swap Agreements
   The use of swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a Fund will not enter into any swap agreement unless the adviser believes

Semi-Annual Report to Shareholders
that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

   The Funds may invest in different types of swap agreements. Currently, the Funds hold credit default swap contracts. Credit default swap contracts represent the exchange of commitments to provide a level of credit protection for a commitment to receive interest at a fixed rate based on the potential risk of default of the relevant underlying issuer. The relevant underlying issuer for credit default swap contracts is listed in a parenthetical reference following the agreement counterparty.

   The following is a summary of open swap contracts outstanding at September 30, 2003.

Intermediate:

                                                                                      Unrealized
                                         The Fund        The Fund      Contract     Appreciation/
  Agreement With:    Termination Date  Agrees to Pay   Will Receive Notional Amount (Depreciation)
-------------------- ---------------- ---------------- ------------ --------------- --------------
Lehman Brothers       April 23, 2007  Specified amount    3.00%         $2,200          $(432)
 (Dynegy Holdings,                      upon credit     Quarterly                       ======
 8.75%, due 2/15/12)                  event notice/B/


Core:
                                                                                      Unrealized
                                         The Fund        The Fund      Contract     Appreciation/
  Agreement With:    Termination Date  Agrees to Pay   Will Receive Notional Amount (Depreciation)
-------------------- ---------------- ---------------- ------------ --------------- --------------
Deutsche Bank         May 1, 2007     Specified amount    5.25%         $3,340          $(334)
 (Dynegy Holdings,                      upon credit     Quarterly                       ======
 8.75%, due 2/15/12)                  event notice/B/


Core Plus:
                                                                                      Unrealized
                                         The Fund        The Fund      Contract     Appreciation/
  Agreement With:    Termination Date  Agrees to Pay   Will Receive Notional Amount (Depreciation)
-------------------- ---------------- ---------------- ------------ --------------- --------------
Deutsche Bank         April 23, 2007  Specified amount    2.95%         $2,250          $(360)
 (Dynegy Holdings,                      upon credit     Quarterly
 8.75%, due 2/15/12)                  event notice/B/

Deutsche Bank         May 1, 2007     Specified amount    5.25%          3,460           (346)
 (Dynegy Holdings,                      upon credit     Quarterly
 8.75%, due 2/15/12)                  event notice/B/

Merrill Lynch         June 15, 2004   Specified amount    0.75%          2,500               8
 (Verizon Global                        upon credit     Quarterly
 Funding Corp.,                       event notice/C/
 0%, due 5/15/21)
                                                                                        ------
                                                                                        $(698)
                                                                                        ======

Inflation Indexed:
                                                                                      Unrealized
                                         The Fund        The Fund      Contract     Appreciation/
  Agreement With:    Termination Date  Agrees to Pay   Will Receive Notional Amount (Depreciation)
-------------------- ---------------- ---------------- ------------ --------------- --------------
Merrill Lynch         June 15, 2004   Specified amount    0.75%         $2,500          $    8
 (Verizon Global                        upon credit     Quarterly                       ======
 Funding Corp.,                       event notice/C/
 0%, due 5/15/21)

--------
/B/Fund will pay $1,000,000 upon bankruptcy or failure to make a scheduled interest payment; $10,000,000 upon default.
/C/Fund will pay $1,000,000 upon bankruptcy or failure to make a scheduled interest payment.

4. Securities Loaned:
   Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

   At September 30, 2003, the market value of securities on loan to broker-dealers was $42,423 for Intermediate; $226,120 for Core; $255,183 for Core Plus; and $67,438 for Inflation Indexed. Cash collateral received was $44,686 for Intermediate; $247,407 for Core; $280,998 for Core Plus; and $81,123 for Inflation Indexed. Such collateral is in the possession of each Fund's custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in each Fund's statement of net assets. As with other extensions of credit, each Fund may bear the risk of delay in recovery should the borrower of the securities fail financially.

5. Transactions With Affiliates:
   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Western Asset Management Company ("Western Asset") is the investment adviser to Intermediate, Core, Core Plus, Inflation Indexed and High Yield. Western Asset Management Company Limited ("WAML") is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Core Plus. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets as follows: 0.40% for Intermediate; ranging from 0.45% of the first $500 million to 0.40% over $1 billion for Core and Core Plus; 0.20% for Inflation Indexed; 0.55% for High Yield; and 0.45% for Non-U.S. LMFA pays Western Asset a fee, computed daily and payable monthly, at an annual rate of 0.40% of average daily net assets for Intermediate, ranging from 0.45% of the first $500 million of average daily net assets of Core to 0.40% of the average daily net assets of Core over $1 billion, 0.20% of average daily net assets for Inflation Indexed, and 0.55% of average daily net assets for High Yield. With respect to Core Plus, LMFA pays to Western Asset and WAML a fee, computed daily and payable monthly, at an annual rate ranging from 0.45% of the first $500 million of average daily net assets of Core Plus to 0.40% of the average daily net assets of Core Plus over $1 billion. Such fee is paid to Western Asset and WAML in proportion to the percentage of the net assets of Core Plus managed by Western Asset and WAML, respectively. LMFA pays WAML a fee, computed daily and payable monthly, at an annual rate of 0.45% of average daily net assets for Non-U.S. At September 30, 2003, $168, $600, $726, $47, $52, and $10 was due to LMFA for
Intermediate, Core, Core Plus, Inflation Indexed, High Yield and Non-U.S., respectively. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of each Fund's average daily net assets as follows for the Institutional Class: 0.45% for Intermediate, 0.50% for Core; 0.45% for Core Plus; 0.25% for Inflation Indexed, 0.55% for High Yield and 0.55% for Non-U.S.; and for the Financial Intermediary Class: 0.70% for Intermediate, 0.75% for Core, and 0.70% for Core Plus. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts.

   Legg Mason Wood Walker, Incorporated ("LMWW"), a member of the New York Stock Exchange, serves as distributor of the Funds' shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly. At September 30, 2003, $18 was due to LMWW from Core and $1 from Core Plus.

   LMFA, Western Asset, WAML and LMWW are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

6. Fund Share Transactions:
 At September 30, 2003, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                        REINVESTMENT
                                            SOLD        OF DIVIDENDS      REPURCHASED         NET CHANGE
                                       --------------- -------------- ------------------  ------------------
                                       SHARES  AMOUNT  SHARES AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT
                                       ------ -------- ------ ------- -------  ---------  -------  ---------

Intermediate
  --Institutional Class
    Six Months Ended Sept. 30, 2003     5,321 $ 57,543 2,030  $22,109  (4,806) $ (52,589)   2,545  $  27,063
    Year Ended Mar. 31, 2003           16,609  178,235 3,004   32,131 (30,621)  (329,593) (11,008)  (119,227)

Core
  --Institutional Class
    Six Months Ended Sept. 30, 2003    56,373 $648,924 3,917  $45,531 (20,233) $(231,647)  40,057  $ 462,808
    Year Ended Mar. 31, 2003           63,347  715,929 5,789   64,840 (36,378)  (410,159)  32,758    370,610
  --Financial Intermediary Class
    Six Months Ended Sept. 30, 2003     2,422 $ 28,164   238  $ 2,764  (1,475) $ (16,948)   1,185  $  13,980
    Year Ended Mar. 31, 2003            7,268   82,500    79      903    (682)    (7,762)   6,665     75,641

Core Plus
  --Institutional Class
    Six Months Ended Sept. 30, 2003    60,209 $631,274 5,255  $55,209 (21,587) $(225,785)  43,877  $ 460,698
    Year Ended Mar. 31, 2003           95,998  972,861 6,485   65,336 (23,407)  (235,652)  79,076    802,545
  --Financial Intermediary Class
    Six Months Ended Sept. 30, 2003       241 $  2,550     5  $    50     (36) $    (374)     210  $   2,226
    Year Ended Mar. 31, 2003               11      110     2       17      (1)        (9)      12        118

Inflation Indexed
  --Institutional Class
    Six Months Ended Sept. 30, 2003     7,128 $ 77,958   626  $ 6,892  (5,122) $ (54,954)   2,632  $  29,896
    Year Ended Mar. 31, 2003            5,334   57,156 1,405   14,773  (1,490)   (15,351)   5,249     56,578

High Yield
  --Institutional Class
    Six Months Ended Sept. 30, 2003       529 $  5,338   870  $ 8,568  (1,205) $ (11,976)     194  $   1,930
    Year Ended Mar. 31, 2003            1,438   12,957 1,564   14,132  (2,054)   (18,650)     948      8,439

Non-U.S.
  --Institutional Class
    Six Months Ended Sept. 30, 2003       320 $  3,640   157  $ 1,745    (626) $  (6,800)    (149) $  (1,415)
    Year Ended Mar. 31, 2003            3,383   34,089    64      636  (3,171)   (31,900)     276      2,825

---------------------------------------------------------------------------------------


SPECIAL MEETING OF SHAREHOLDERS

 A Special Meeting of the Shareholders of Inflation Indexed was held on July 7, 2003, to approve an advisory agreement between LMFA and WAML, pursuant to which WAML would act as investment sub-adviser with respect to the non-U.S. dollar denominated assets of the Portfolio. At the meeting, there were 32,201 votes cast for the approval of the advisory agreement and no votes cast against, with 866 votes abstaining.

Item 1 - Report to Shareholders

      (INSERT FROM PRINTER)

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services
   (a)Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A
   (b)Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
      (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
   (c)Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A
   (d)All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
      (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A
   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A

      (2)Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A
   (f)If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A
   (g)Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A
   (h)Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

      (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures
   (a)Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

      WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

   (b)Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
   (a)File the exhibits listed below as part of this Form.
   (a)(1)Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

      (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

   (a)(2)A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

      (ATTACHED)

   (b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
      78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

      (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By: /s/ James W. Hirschmann III
    ---------------------------

James W. Hirschmann III
President, Western Asset Funds, Inc.

Date: 11/19/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James W. Hirschmann III
    ---------------------------

James W. Hirschmann III
President, Western Asset Funds, Inc.

Date: 11/19/03

By: /s/ Marie K. Karpinski
    ----------------------

Marie K. Karpinski
Treasurer, Western Asset Funds, Inc.

Date: 11/19/03